Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2020

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 95.7%

U.S. Treasury Bills - 95.7%
0.13%, 6/11/20*	$24,451,000	$24,450,320
0.09%, 7/2/20*	24,389,000	24,386,270
0.07%, 7/16/20*	24,413,000	24,409,262

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $73,248,019)		73,245,852

	Shares
EXCHANGE-TRADED FUND - 4.4%

United States - 4.4%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $3,340,413)	133,000	3,339,630

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $76,588,432)		76,585,482
Other Assets less Liabilities - (0.1)%		(86,197)

NET ASSETS - 100.0%		$76,499,285

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2020 were as follows:

Investment in Affiliates	Value at 8/31/2019	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2020	Dividend Income
WisdomTree Floating Rate Treasury Fund	$1,854,440	$8,796,625	$7,304,542	$(9,118)	$2,225	$3,339,630	$17,566

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	6/3/2020	1,217,370	AUD	811,421	USD	$19	$—
Bank of America N.A.	6/3/2020	26,024,000	CAD	18,658,086	USD	243,029	—
Bank of America N.A.	6/3/2020	2,600,430	CAD	1,888,634	USD	47	—
Bank of America N.A.	6/3/2020	745,290	CHF	774,913	USD	—	(23)
Bank of America N.A.	6/3/2020	33,406,000	CNH	4,689,289	USD	—	(9,252)
Bank of America N.A.	6/3/2020	3,441,900	CNH	482,196	USD	—	(1)
Bank of America N.A.	6/3/2020	4,684,890	EUR	5,200,406	USD	158	—
Bank of America N.A.	6/3/2020	1,427,370	GBP	1,762,759	USD	46	—
Bank of America N.A.	6/3/2020	350,777,000	INR	4,637,454	USD	1,018	—
Bank of America N.A.	6/3/2020	36,141,420	INR	477,958	USD	—	(45)
Bank of America N.A.	6/3/2020	254,355,360	JPY	2,358,628	USD	—	(78)
Bank of America N.A.	6/3/2020	6,570,406,000	KRW	5,365,787	USD	—	(60,471)
Bank of America N.A.	6/3/2020	676,967,970	KRW	546,625	USD	—	(3)
Bank of America N.A.	6/3/2020	374,873,000	MXN	15,744,973	USD	1,158,014	—
Bank of America N.A.	6/3/2020	35,779,800	MXN	1,613,462	USD	—	(154)
Bank of America N.A.	6/3/2020	2,514,821	USD	3,858,750	AUD	—	(57,234)
Bank of America N.A.	6/3/2020	5,850,940	USD	8,143,800	CAD	—	(63,866)
Bank of America N.A.	6/3/2020	2,340,475	USD	2,257,500	CHF	—	(6,687)
Bank of America N.A.	6/3/2020	1,465,606	USD	10,380,300	CNH	11,371	—
Bank of America N.A.	6/3/2020	16,142,230	USD	14,723,100	EUR	—	(201,468)
Bank of America N.A.	6/3/2020	5,699,255	USD	4,524,450	GBP	111,549	—
Bank of America N.A.	6/3/2020	1,447,743	USD	109,210,500	INR	3,607	—
Bank of America N.A.	6/3/2020	7,120,806	USD	763,904,400	JPY	37,385	—
Bank of America N.A.	6/3/2020	1,679,788	USD	2,045,897,700	KRW	27,815	—
Bank of America N.A.	6/3/2020	4,815,176	USD	116,624,550	MXN	—	(443,414)
Bank of America N.A.	7/3/2020	830,722	USD	1,246,350	AUD	—	(57)
Bank of America N.A.	7/3/2020	1,922,454	USD	2,647,050	CAD	—	(128)
Bank of America N.A.	7/3/2020	769,219	USD	739,200	CHF	—	(4)
Bank of America N.A.	7/3/2020	485,082	USD	3,470,250	CNH	—	(60)
Bank of America N.A.	7/3/2020	5,280,731	USD	4,754,400	EUR	—	(237)
Bank of America N.A.	7/3/2020	1,855,816	USD	1,502,550	GBP	—	(94)
Bank of America N.A.	7/3/2020	476,772	USD	36,175,650	INR	—	(204)
Bank of America N.A.	7/3/2020	2,356,249	USD	253,989,750	JPY	42	—
Bank of America N.A.	7/3/2020	552,559	USD	684,427,800	KRW	—	(47)
Bank of America N.A.	7/3/2020	1,599,967	USD	35,651,700	MXN	—	(240)
Bank of Montreal	6/3/2020	200,000	GBP	244,467	USD	2,534	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2020

Barclays Bank PLC	6/3/2020	12,344,000	AUD	8,053,843	USD	174,066	—
Barclays Bank PLC	6/3/2020	7,232,000	CHF	7,439,748	USD	79,487	—
Barclays Bank PLC	6/3/2020	46,724,000	EUR	51,040,690	USD	826,306	—
Barclays Bank PLC	6/3/2020	14,261,000	GBP	17,392,972	USD	219,395	—
Barclays Bank PLC	6/3/2020	2,468,682,000	JPY	23,004,115	USD	—	(112,880)
Canadian Imperial Bank of Commerce	6/3/2020	385,000	CAD	279,104	USD	519	—
Citibank N.A.	6/3/2020	420,000	AUD	270,893	USD	9,059	—
Citibank N.A.	6/3/2020	1,217,370	AUD	811,457	USD	—	(18)
Citibank N.A.	6/3/2020	930,000	CAD	659,669	USD	15,786	—
Citibank N.A.	6/3/2020	2,600,430	CAD	1,888,688	USD	—	(7)
Citibank N.A.	6/3/2020	230,000	CHF	236,653	USD	2,482	—
Citibank N.A.	6/3/2020	745,290	CHF	774,891	USD	—	—
Citibank N.A.	6/3/2020	835,000	CNH	117,297	USD	—	(317)
Citibank N.A.	6/3/2020	3,441,900	CNH	482,205	USD	—	(10)
Citibank N.A.	6/3/2020	2,165,000	EUR	2,342,448	USD	60,858	—
Citibank N.A.	6/3/2020	4,684,890	EUR	5,200,565	USD	—	(1)
Citibank N.A.	6/3/2020	810,000	GBP	989,935	USD	10,417	—
Citibank N.A.	6/3/2020	1,427,370	GBP	1,762,809	USD	—	(4)
Citibank N.A.	6/3/2020	9,805,000	INR	130,028	USD	—	(372)
Citibank N.A.	6/3/2020	36,141,420	INR	479,202	USD	—	(1,289)
Citibank N.A.	6/3/2020	46,120,000	JPY	430,987	USD	—	(3,332)
Citibank N.A.	6/3/2020	254,355,360	JPY	2,358,553	USD	—	(4)
Citibank N.A.	6/3/2020	185,000,000	KRW	151,020	USD	—	(1,641)
Citibank N.A.	6/3/2020	676,967,970	KRW	549,907	USD	—	(3,285)
Citibank N.A.	6/3/2020	10,050,000	MXN	413,987	USD	39,167	—
Citibank N.A.	6/3/2020	35,779,800	MXN	1,613,364	USD	—	(56)
Citibank N.A.	6/3/2020	2,514,709	USD	3,858,750	AUD	—	(57,346)
Citibank N.A.	6/3/2020	72,339	USD	111,000	AUD	—	(1,649)
Citibank N.A.	6/3/2020	218,319	USD	335,000	AUD	—	(4,975)
Citibank N.A.	6/3/2020	168,112	USD	234,000	CAD	—	(1,841)
Citibank N.A.	6/3/2020	508,647	USD	708,000	CAD	—	(5,570)
Citibank N.A.	6/3/2020	5,850,767	USD	8,143,800	CAD	—	(64,038)
Citibank N.A.	6/3/2020	2,340,494	USD	2,257,500	CHF	—	(6,668)
Citibank N.A.	6/3/2020	203,208	USD	196,000	CHF	—	(576)
Citibank N.A.	6/3/2020	67,391	USD	65,000	CHF	—	(191)
Citibank N.A.	6/3/2020	1,465,430	USD	10,380,300	CNH	11,195	—
Citibank N.A.	6/3/2020	127,336	USD	902,000	CNH	970	—
Citibank N.A.	6/3/2020	42,210	USD	299,000	CNH	322	—
Citibank N.A.	6/3/2020	464,887	USD	424,000	EUR	—	(5,783)
Citibank N.A.	6/3/2020	1,402,337	USD	1,279,000	EUR	—	(17,445)
Citibank N.A.	6/3/2020	16,142,701	USD	14,723,100	EUR	—	(200,997)
Citibank N.A.	6/3/2020	5,699,042	USD	4,524,450	GBP	111,337	—
Citibank N.A.	6/3/2020	495,030	USD	393,000	GBP	9,674	—
Citibank N.A.	6/3/2020	163,750	USD	130,000	GBP	3,200	—
Citibank N.A.	6/3/2020	125,247	USD	9,490,000	INR	—	(243)
Citibank N.A.	6/3/2020	41,494	USD	3,144,000	INR	—	(80)
Citibank N.A.	6/3/2020	1,441,913	USD	109,210,500	INR	—	(2,223)
Citibank N.A.	6/3/2020	7,120,527	USD	763,904,400	JPY	37,106	—
Citibank N.A.	6/3/2020	618,781	USD	66,383,000	JPY	3,234	—
Citibank N.A.	6/3/2020	205,024	USD	21,995,000	JPY	1,072	—
Citibank N.A.	6/3/2020	146,403	USD	177,787,000	KRW	2,847	—
Citibank N.A.	6/3/2020	48,507	USD	58,906,000	KRW	943	—
Citibank N.A.	6/3/2020	1,685,115	USD	2,045,897,700	KRW	33,142	—
Citibank N.A.	6/3/2020	4,815,217	USD	116,624,550	MXN	—	(443,373)
Citibank N.A.	6/3/2020	418,419	USD	10,135,000	MXN	—	(38,567)
Citibank N.A.	6/3/2020	138,634	USD	3,358,000	MXN	—	(12,778)
Citibank N.A.	7/3/2020	830,767	USD	1,246,350	AUD	—	(12)
Citibank N.A.	7/3/2020	1,922,567	USD	2,647,050	CAD	—	(15)
Citibank N.A.	7/3/2020	769,211	USD	739,200	CHF	—	(12)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2020

Citibank N.A.	7/3/2020	485,066	USD	3,470,250	CNH	—	(75)
Citibank N.A.	7/3/2020	5,280,898	USD	4,754,400	EUR	—	(70)
Citibank N.A.	7/3/2020	1,855,902	USD	1,502,550	GBP	—	(9)
Citibank N.A.	7/3/2020	478,261	USD	36,175,650	INR	1,285	—
Citibank N.A.	7/3/2020	2,356,201	USD	253,989,750	JPY	—	(7)
Citibank N.A.	7/3/2020	555,605	USD	684,427,800	KRW	2,998	—
Citibank N.A.	7/3/2020	1,599,778	USD	35,651,700	MXN	—	(429)
Goldman Sachs	6/3/2020	13,545,000	MXN	604,423	USD	6,319	—
HSBC Holdings PLC	6/3/2020	1,217,370	AUD	811,438	USD	1	—
HSBC Holdings PLC	6/3/2020	2,600,430	CAD	1,888,681	USD	—	—
HSBC Holdings PLC	6/3/2020	745,290	CHF	774,891	USD	—	—
HSBC Holdings PLC	6/3/2020	3,441,900	CNH	482,231	USD	—	(36)
HSBC Holdings PLC	6/3/2020	4,684,890	EUR	5,200,462	USD	102	—
HSBC Holdings PLC	6/3/2020	1,427,370	GBP	1,762,802	USD	3	—
HSBC Holdings PLC	6/3/2020	36,141,420	INR	478,694	USD	—	(781)
HSBC Holdings PLC	6/3/2020	254,355,360	JPY	2,358,527	USD	22	—
HSBC Holdings PLC	6/3/2020	676,967,970	KRW	549,487	USD	—	(2,865)
HSBC Holdings PLC	6/3/2020	35,779,800	MXN	1,613,556	USD	—	(248)
HSBC Holdings PLC	6/3/2020	2,514,825	USD	3,858,750	AUD	—	(57,230)
HSBC Holdings PLC	6/3/2020	5,850,872	USD	8,143,800	CAD	—	(63,933)
HSBC Holdings PLC	6/3/2020	2,340,397	USD	2,257,500	CHF	—	(6,765)
HSBC Holdings PLC	6/3/2020	1,465,513	USD	10,380,300	CNH	11,277	—
HSBC Holdings PLC	6/3/2020	16,142,260	USD	14,723,100	EUR	—	(201,439)
HSBC Holdings PLC	6/3/2020	5,699,178	USD	4,524,450	GBP	111,472	—
HSBC Holdings PLC	6/3/2020	1,441,628	USD	109,210,500	INR	—	(2,509)
HSBC Holdings PLC	6/3/2020	7,128,434	USD	763,904,400	JPY	45,013	—
HSBC Holdings PLC	6/3/2020	1,684,116	USD	2,045,897,700	KRW	32,143	—
HSBC Holdings PLC	6/3/2020	4,815,018	USD	116,624,550	MXN	—	(443,572)
HSBC Holdings PLC	7/3/2020	830,761	USD	1,246,350	AUD	—	(18)
HSBC Holdings PLC	7/3/2020	1,922,527	USD	2,647,050	CAD	—	(56)
HSBC Holdings PLC	7/3/2020	769,199	USD	739,200	CHF	—	(24)
HSBC Holdings PLC	7/3/2020	485,149	USD	3,470,250	CNH	8	—
HSBC Holdings PLC	7/3/2020	5,280,712	USD	4,754,400	EUR	—	(256)
HSBC Holdings PLC	7/3/2020	1,855,860	USD	1,502,550	GBP	—	(51)
HSBC Holdings PLC	7/3/2020	477,566	USD	36,175,650	INR	591	—
HSBC Holdings PLC	7/3/2020	2,356,120	USD	253,989,750	JPY	—	(87)
HSBC Holdings PLC	7/3/2020	554,866	USD	684,427,800	KRW	2,260	—
HSBC Holdings PLC	7/3/2020	1,600,417	USD	35,651,700	MXN	210	—
Morgan Stanley & Co. International	6/3/2020	1,217,370	AUD	811,330	USD	110	—
Morgan Stanley & Co. International	6/3/2020	2,600,430	CAD	1,889,010	USD	—	(329)
Morgan Stanley & Co. International	6/3/2020	745,290	CHF	775,052	USD	—	(161)
Morgan Stanley & Co. International	6/3/2020	3,441,900	CNH	482,260	USD	—	(65)
Morgan Stanley & Co. International	6/3/2020	4,684,890	EUR	5,200,837	USD	—	(273)
Morgan Stanley & Co. International	6/3/2020	1,427,370	GBP	1,762,936	USD	—	(131)
Morgan Stanley & Co. International	6/3/2020	36,141,420	INR	479,361	USD	—	(1,448)
Morgan Stanley & Co. International	6/3/2020	254,355,360	JPY	2,359,293	USD	—	(744)
Morgan Stanley & Co. International	6/3/2020	676,967,970	KRW	549,500	USD	—	(2,878)
Morgan Stanley & Co. International	6/3/2020	35,779,800	MXN	1,613,483	USD	—	(176)
Morgan Stanley & Co. International	6/3/2020	1,916,116	USD	2,940,000	AUD	—	(43,545)
Morgan Stanley & Co. International	6/3/2020	4,457,667	USD	6,204,800	CAD	—	(48,852)
Morgan Stanley & Co. International	6/3/2020	1,782,845	USD	1,720,000	CHF	—	(5,468)
Morgan Stanley & Co. International	6/3/2020	1,116,561	USD	7,908,800	CNH	8,572	—
Morgan Stanley & Co. International	6/3/2020	12,297,406	USD	11,217,600	EUR	—	(154,935)
Morgan Stanley & Co. International	6/3/2020	4,341,955	USD	3,447,200	GBP	84,655	—
Morgan Stanley & Co. International	6/3/2020	1,098,281	USD	83,208,000	INR	—	(2,013)
Morgan Stanley & Co. International	6/3/2020	5,426,074	USD	582,022,400	JPY	29,181	—
Morgan Stanley & Co. International	6/3/2020	1,282,724	USD	1,558,779,200	KRW	24,078	—
Morgan Stanley & Co. International	6/3/2020	3,667,147	USD	88,856,800	MXN	—	(339,398)
Morgan Stanley & Co. International	7/3/2020	830,655	USD	1,246,350	AUD	—	(124)
Morgan Stanley & Co. International	7/3/2020	1,922,876	USD	2,647,050	CAD	293	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2020

Morgan Stanley & Co. International	7/3/2020	769,359	USD	739,200	CHF	136	—
Morgan Stanley & Co. International	7/3/2020	485,172	USD	3,470,250	CNH	30	—
Morgan Stanley & Co. International	7/3/2020	5,281,140	USD	4,754,400	EUR	172	—
Morgan Stanley & Co. International	7/3/2020	1,856,025	USD	1,502,550	GBP	115	—
Morgan Stanley & Co. International	7/3/2020	477,800	USD	36,175,650	INR	824	—
Morgan Stanley & Co. International	7/3/2020	2,356,929	USD	253,989,750	JPY	722	—
Morgan Stanley & Co. International	7/3/2020	555,177	USD	684,427,800	KRW	2,570	—
Morgan Stanley & Co. International	7/3/2020	1,599,929	USD	35,651,700	MXN	—	(279)
Royal Bank of Canada	6/3/2020	615,000	EUR	674,494	USD	8,200	—
Societe Generale	6/3/2020	260,000	AUD	171,144	USD	2,159	—
UBS AG	6/3/2020	927,520	AUD	617,997	USD	242	—
UBS AG	6/3/2020	1,981,280	CAD	1,438,786	USD	209	—
UBS AG	6/3/2020	567,840	CHF	590,418	USD	—	(25)
UBS AG	6/3/2020	2,622,400	CNH	367,364	USD	23	—
UBS AG	6/3/2020	3,569,440	EUR	3,962,150	USD	185	—
UBS AG	6/3/2020	1,087,520	GBP	1,342,832	USD	258	—
UBS AG	6/3/2020	27,536,320	INR	365,649	USD	—	(1,525)
UBS AG	6/3/2020	193,794,560	JPY	1,797,173	USD	—	(183)
UBS AG	6/3/2020	515,785,120	KRW	418,493	USD	—	(2,019)
UBS AG	6/3/2020	27,260,800	MXN	1,229,530	USD	—	(343)
UBS AG	6/3/2020	2,515,635	USD	3,858,750	AUD	—	(56,420)
UBS AG	6/3/2020	5,849,885	USD	8,143,800	CAD	—	(64,921)
UBS AG	6/3/2020	2,340,712	USD	2,257,500	CHF	—	(6,449)
UBS AG	6/3/2020	1,465,418	USD	10,380,300	CNH	11,182	—
UBS AG	6/3/2020	16,144,026	USD	14,723,100	EUR	—	(199,672)
UBS AG	6/3/2020	5,700,083	USD	4,524,450	GBP	112,377	—
UBS AG	6/3/2020	1,442,351	USD	109,210,500	INR	—	(1,785)
UBS AG	6/3/2020	7,120,925	USD	763,904,400	JPY	37,504	—
UBS AG	6/3/2020	1,683,760	USD	2,045,897,700	KRW	31,787	—
UBS AG	6/3/2020	4,812,820	USD	116,624,550	MXN	—	(445,769)
UBS AG	7/3/2020	632,709	USD	949,600	AUD	—	(265)
UBS AG	7/3/2020	1,464,580	USD	2,016,800	CAD	—	(245)
UBS AG	7/3/2020	586,081	USD	563,200	CHF	6	—
UBS AG	7/3/2020	369,493	USD	2,644,000	CNH	—	(139)
UBS AG	7/3/2020	4,023,037	USD	3,622,400	EUR	—	(557)
UBS AG	7/3/2020	1,413,725	USD	1,144,800	GBP	—	(302)
UBS AG	7/3/2020	364,182	USD	27,562,400	INR	772	—
UBS AG	7/3/2020	1,795,356	USD	193,516,000	JPY	150	—
UBS AG	7/3/2020	422,987	USD	521,468,800	KRW	1,953	—
UBS AG	7/3/2020	1,219,298	USD	27,163,200	MXN	92	—

						$3,821,479	$(3,993,263)

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$73,245,852	$—	$73,245,852
Exchange-Traded Fund	3,339,630	—	—	3,339,630

Total Investments in Securities	$3,339,630	$73,245,852	$—	$76,585,482

Other Financial Instruments
Foreign Currency Contracts[1]	—	3,821,479	—	3,821,479
Liabilities:
Other Financial Instruments
Foreign Currency Contracts[1]	—	(3,993,263)	—	(3,993,263)

Total - Net	$3,339,630	$73,074,068	$—	$76,413,698

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

May 31, 2020

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 65.3%

U.S. Treasury Bills - 65.3%
0.13%, 6/11/20*	$7,514,000	$7,513,791
0.09%, 7/2/20*	7,781,000	7,780,129

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $15,294,118)		15,293,920

	Shares
EXCHANGE-TRADED FUND - 4.8%

United States - 4.8%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $1,119,572)	44,600	1,119,906

	Principal Amount
REPURCHASE AGREEMENT - 30.9%

United States - 30.9%
Citigroup, Inc., tri-party repurchase agreement dated 5/29/20 (tri-party custodian: The Bank of New York Mellon Corp.), 0.06% due 6/1/20; Proceeds at maturity - $7,250,036 (fully collateralized by Fannie Mae Pool, 3.00% - 5.00% due 8/1/49, Freddie Mac Pool, 3.50% - 4.50% due 8/1/49; Market value including accrued interest - $7,613,429) (Cost: $7,250,000)	$7,250,000	7,250,000

TOTAL INVESTMENTS IN SECURITIES - 101.0% (Cost: $23,663,690)		23,663,826
Other Assets less Liabilities - (1.0)%		(236,010)

NET ASSETS - 100.0%		$23,427,816

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2020 were as follows:

Investment in Affiliates	Value at 8/31/2019	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2020	Dividend Income
WisdomTree Floating Rate Treasury Fund	$1,167,796	$—	$50,154	$(51)	$2,315	$1,119,906	$10,848

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	6/11/2020	301,325	USD	2,096,000	CNH	$8,951	$—
Citibank N.A.	6/11/2020	5,552,629	USD	39,904,000	CNH	—	(13,636)
Citibank N.A.	7/14/2020	36,610,000	CNY	5,161,791	USD	—	(46,246)
Citibank N.A.	9/14/2020	40,276,000	CNH	5,578,315	USD	9,939	—
Goldman Sachs	7/14/2020	10,578,000	CNH	1,493,007	USD	—	(20,686)
Goldman Sachs	8/13/2020	21,550,690	CNY	3,028,824	USD	—	(20,030)
HSBC Holdings PLC	6/11/2020	42,000,000	CNH	5,975,202	USD	—	(116,563)
HSBC Holdings PLC	7/14/2020	36,610,000	CNY	5,176,607	USD	—	(61,063)
Morgan Stanley & Co. International	8/13/2020	22,430,310	CNY	3,155,865	USD	—	(24,263)

						$18,890	$(302,487)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Chinese Yuan Strategy Fund (CYB)

May 31, 2020

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$15,293,920	$—	$15,293,920
Exchange-Traded Fund	1,119,906	—	—	1,119,906
Repurchase Agreement	—	7,250,000	—	7,250,000

Total Investments in Securities	$1,119,906	$22,543,920	$—	$23,663,826

Other Financial Instruments
Foreign Currency Contracts[1]	—	18,890	—	18,890
Liabilities:
Other Financial Instruments
Foreign Currency Contracts[1]	—	(302,487)	—	(302,487)

Total - Net	$1,119,906	$22,260,323	$—	$23,380,229

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

May 31, 2020

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 73.8%

U.S. Treasury Bills - 73.8%
0.13%, 6/11/20*	$5,720,000	$5,719,841
0.09%, 7/2/20*	5,645,000	5,644,368

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $11,364,350)		11,364,209

	Shares
EXCHANGE-TRADED FUND - 4.7%

United States - 4.7%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $717,932)	28,600	718,146

	Principal Amount
REPURCHASE AGREEMENT - 17.2%

United States - 17.2%
Citigroup, Inc., tri-party repurchase agreement dated 5/29/20 (tri-party custodian: The Bank of New York Mellon Corp.), 0.06% due 6/1/20; Proceeds at maturity - $2,650,013 (fully collateralized by Ginnie Mae I MultiFamily Loan, 3.25% due 6/15/56, Ginnie Mae I Non-level Payment, 2.63% - 2.85% due 6/15/55 - 11/15/59; Market value including accrued interest - $2,783,298) (Cost: $2,650,000)	$2,650,000	2,650,000

TOTAL INVESTMENTS IN SECURITIES - 95.7% (Cost: $14,732,282)		14,732,355
Other Assets less Liabilities - 4.3%		665,721

NET ASSETS - 100.0%		$15,398,076

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2020 were as follows:

Investment in Affiliates	Value at 8/31/2019	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2020	Dividend Income
WisdomTree Floating Rate Treasury Fund	$791,896	$—	$75,200	$(107)	$1,557	$718,146	$7,333

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	8/6/2020	1,518,750	BRL	270,464	USD	$8,398	$—
Bank of America N.A.	8/6/2020	227,723,400	CLP	268,129	USD	14,713	—
Bank of America N.A.	8/6/2020	1,080,214,650	COP	264,705	USD	24,606	—
Bank of America N.A.	8/6/2020	6,702,750	MXN	270,458	USD	29,539	—
Bank of America N.A.	8/6/2020	1,115,100	PLN	265,413	USD	13,043	—
Bank of America N.A.	8/6/2020	20,078,550	RUB	267,082	USD	14,627	—
Bank of America N.A.	8/6/2020	1,948,050	TRY	268,734	USD	10,603	—
Bank of America N.A.	8/6/2020	5,086,800	ZAR	269,946	USD	16,683	—
Citibank N.A.	8/6/2020	1,518,750	BRL	270,199	USD	8,663	—
Citibank N.A.	8/6/2020	227,723,400	CLP	268,225	USD	14,617	—
Citibank N.A.	8/6/2020	6,995,000	CNH	984,293	USD	—	(11,989)
Citibank N.A.	8/6/2020	1,080,214,650	COP	264,651	USD	24,659	—
Citibank N.A.	8/6/2020	6,702,750	MXN	269,897	USD	30,100	—
Citibank N.A.	8/6/2020	1,115,100	PLN	265,396	USD	13,060	—
Citibank N.A.	8/6/2020	20,078,550	RUB	266,568	USD	15,142	—
Citibank N.A.	8/6/2020	1,948,050	TRY	268,086	USD	11,250	—
Citibank N.A.	8/6/2020	5,086,800	ZAR	269,617	USD	17,012	—
Goldman Sachs	8/6/2020	4,305,000	MYR	980,638	USD	6,954	—
HSBC Holdings PLC	8/6/2020	31,905,000	THB	981,490	USD	21,272	—
Morgan Stanley & Co. International	8/6/2020	1,068,750	BRL	190,376	USD	5,861	—
Morgan Stanley & Co. International	8/6/2020	160,249,800	CLP	188,447	USD	10,590	—
Morgan Stanley & Co. International	8/6/2020	760,151,050	COP	186,836	USD	16,753	—
Morgan Stanley & Co. International	8/6/2020	4,716,750	MXN	189,919	USD	21,190	—
Morgan Stanley & Co. International	8/6/2020	784,700	PLN	186,858	USD	9,093	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Currency Strategy Fund (CEW)

May 31, 2020

Morgan Stanley & Co. International	8/6/2020	14,129,350	RUB	187,839	USD	10,401	—
Morgan Stanley & Co. International	8/6/2020	1,370,850	TRY	188,929	USD	7,641	—
Morgan Stanley & Co. International	8/6/2020	3,579,600	ZAR	189,961	USD	11,741	—
Royal Bank of Canada	8/6/2020	15,330,050,000	IDR	968,724	USD	72,126	—
Royal Bank of Canada	8/6/2020	75,980,000	INR	978,871	USD	19,539	—
Royal Bank of Canada	8/6/2020	1,211,370,000	KRW	990,815	USD	—	(12,598)
Royal Bank of Canada	8/6/2020	50,165,000	PHP	983,820	USD	5,135	—
UBS AG	8/6/2020	1,518,750	BRL	270,553	USD	8,309	—
UBS AG	8/6/2020	227,723,400	CLP	268,118	USD	14,724	—
UBS AG	8/6/2020	1,080,214,650	COP	264,637	USD	24,674	—
UBS AG	8/6/2020	6,702,750	MXN	269,918	USD	30,078	—
UBS AG	8/6/2020	1,115,100	PLN	265,436	USD	13,021	—
UBS AG	8/6/2020	20,078,550	RUB	266,621	USD	15,088	—
UBS AG	8/6/2020	1,948,050	TRY	268,382	USD	10,954	—
UBS AG	8/6/2020	5,086,800	ZAR	269,961	USD	16,668	—

						$618,527	$(24,587)

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$11,364,209	$—	$11,364,209
Exchange-Traded Fund	718,146	—	—	718,146
Repurchase Agreement	—	2,650,000	—	2,650,000

Total Investments in Securities	$718,146	$14,014,209	$—	$14,732,355

Other Financial Instruments
Foreign Currency Contracts[1]	—	618,527	—	618,527
Liabilities:
Other Financial Instruments
Foreign Currency Contracts[1]	—	(24,587)	—	(24,587)

Total - Net	$718,146	$14,608,149	$—	$15,326,295

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2020

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 1.1%

U.S. Treasury Bond - 1.1%
1.00%, 5/15/40 (Cost: $316,010)	$319,000	$316,034

FOREIGN CORPORATE BONDS - 94.3%

Argentina - 0.6%
YPF S.A.
8.50%, 6/27/29(a)	263,000	164,005

Brazil - 10.0%
Banco BTG Pactual S.A.
4.50%, 1/10/25(b)	325,000	307,937
Banco Votorantim S.A.
4.50%, 9/24/24(a)(c)	200,000	196,594
Braskem Finance Ltd.
6.45%, 2/3/24	300,000	316,500
Braskem Netherlands Finance B.V.
4.50%, 1/31/30(a)	200,000	174,375
Centrais Eletricas Brasileiras S.A.
4.63%, 2/4/30(a)	370,000	327,808
Fibria Overseas Finance Ltd.
5.50%, 1/17/27	113,000	117,255
Itau Unibanco Holding S.A.
4.63%, 2/27/25, (4.625% fixed rate until 2/27/25; 5-year Constant Maturity Treasury Rate + 3.222% thereafter)(a)(d)(e)	300,000	242,625
Klabin Finance S.A.
4.88%, 9/19/27(a)	300,000	293,063
Minerva Luxembourg S.A.
5.88%, 1/19/28(a)(c)	200,000	195,844
Petrobras Global Finance B.V.
5.75%, 2/1/29(c)	335,000	336,189
St Marys Cement, Inc.
5.75%, 1/28/27(b)	300,000	309,750

Total Brazil		2,817,940

Chile - 2.8%
Celulosa Arauco y Constitucion S.A.
5.50%, 11/2/47(c)	325,000	323,680
Inversiones CMPC S.A.
4.75%, 9/15/24(b)	250,000	268,008
Telefonica Chile S.A.
3.88%, 10/12/22(b)	200,000	205,562

Total Chile		797,250

China - 6.3%
Baidu, Inc.
3.08%, 4/7/25	200,000	208,594
Bank of China Ltd.
5.00%, 11/13/24(b)	600,000	659,438
China Evergrande Group
8.75%, 6/28/25(b)	200,000	156,531
CNAC HK Finbridge Co., Ltd.
4.88%, 3/14/25(b)	300,000	328,125
5.13%, 3/14/28(b)	200,000	225,281
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	200,000	208,500

Total China		1,786,469

Colombia - 8.1%
Banco Bilbao Vizcaya Argentaria Colombia S.A.
4.88%, 4/21/25(b)	200,000	205,281
Banco de Bogota S.A.
4.38%, 8/3/27(b)	400,000	391,250
Bancolombia S.A.
4.63%, 12/18/29, (4.625% fixed rate until 12/18/24; 5-year Constant Maturity Treasury Rate +2.944% thereafter)(d)	300,000	271,125
Ecopetrol S.A.
5.38%, 6/26/26	410,000	436,714
6.88%, 4/29/30	200,000	229,550
5.88%, 5/28/45	149,000	155,631
Grupo Aval Ltd.
4.38%, 2/4/30(a)	400,000	365,000
Transportadora de Gas Internacional S.A. ESP
5.55%, 11/1/28(a)	200,000	216,875

Total Colombia		2,271,426

Ghana - 0.5%
Tullow Oil PLC
6.25%, 4/15/22(b)	200,000	134,750

India - 6.7%
Adani Ports & Special Economic Zone Ltd.
4.38%, 7/3/29(a)	200,000	190,750
Bharti Airtel Ltd.
4.38%, 6/10/25(b)	625,000	642,773
ICICI Bank Ltd.
3.25%, 9/9/22(b)	200,000	202,314
Reliance Industries Ltd.
3.67%, 11/30/27(a)	617,000	647,583
Vedanta Resources Ltd.
6.38%, 7/30/22(b)	200,000	113,781
7.13%, 5/31/23(b)	150,000	77,227

Total India		1,874,428

Indonesia - 2.7%
Medco Bell Pte Ltd.
6.38%, 1/30/27(a)	178,000	139,647
Perusahaan Listrik Negara PT
4.13%, 5/15/27(a)	380,000	392,409
4.13%, 5/15/27(b)	220,000	227,184

Total Indonesia		759,240

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2020

Investments	Principal Amount	Value
Ireland - 1.2%
C&W Senior Financing DAC
6.88%, 9/15/27(b)	$350,000	$348,250

Israel - 3.8%
Bank Leumi Le-Israel BM
3.28%, 1/29/31, (3.275% fixed rate until 1/29/26; 5-year Constant Maturity Treasury Rate + 1.631% thereafter)(a)(b)(d)	300,000	284,344
Israel Electric Corp., Ltd.
6.88%, 6/21/23(b)	200,000	227,000
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 7/21/23	170,000	162,686
3.15%, 10/1/26	450,000	407,672

Total Israel		1,081,702

Kazakhstan - 2.3%
KazMunayGas National Co. JSC
4.75%, 4/19/27(b)	600,000	638,348

Kuwait - 2.5%
MEGlobal Canada ULC
5.88%, 5/18/30(a)	225,000	240,406
NBK Tier 1 Financing 2 Ltd.
4.50%, 11/27/25, (4.50% fixed rate until 11/27/25; 6-year U.S. dollar Swap Rate + 2.832% thereafter)(a)(d)(e)	500,000	457,250

Total Kuwait		697,656

Luxembourg - 2.9%
Altice Financing S.A.
7.50%, 5/15/26(b)	250,000	265,625
Millicom International Cellular S.A.
6.00%, 3/15/25(b)	330,000	334,950
5.13%, 1/15/28(a)	216,000	216,720

Total Luxembourg		817,295

Mexico - 5.8%
Alpek S.A.B. de C.V.
4.25%, 9/18/29(a)	400,000	393,950
Banco Mercantil del Norte S.A.
7.50%, 6/27/29, (7.50% fixed rate until 6/27/29; 10-year Constant Maturity Treasury Rate + 5.47% thereafter)(a)(d)(e)	200,000	192,000
BBVA Bancomer S.A.
6.75%, 9/30/22(b)(c)	250,000	265,470
Cemex S.A.B. de C.V.
7.75%, 4/16/26(b)	200,000	209,714
Grupo Bimbo S.A.B. de C.V.
5.95%, 4/17/23, (5.95% fixed rate until 7/17/23; 5-year Constant Maturity Treasury Rate + 3.28% until 7/17/28; 5-year Constant Maturity Treasury Rate + 3.53% until 7/17/43; 5-year Constant Maturity Treasury Rate + 4.28% thereafter)(a)(d)(e)	250,000	255,273
Orbia Advance Corp. S.A.B. de C.V.
4.00%, 10/4/27(a)	320,000	317,500

Total Mexico		1,633,907

Morocco - 1.9%
OCP S.A.
5.63%, 4/25/24(b)	300,000	314,297
6.88%, 4/25/44(b)	200,000	225,937

Total Morocco		540,234

Netherlands - 1.3%
VEON Holdings B.V.
4.00%, 4/9/25(a)(c)	350,000	364,438

Oman - 0.9%
Oztel Holdings SPC Ltd.
5.63%, 10/24/23(b)	250,000	242,070

Peru - 4.7%
Banco de Credito del Peru
6.13%, 4/24/27, (6.125% fixed rate until 4/24/22; 3-month U.S. dollar London Interbank Offered Rate + 7.043% thereafter)(b)(d)	450,000	473,512
Inkia Energy Ltd.
5.88%, 11/9/27(b)	200,000	195,344
Inretail Pharma S.A.
5.38%, 5/2/23(b)	100,000	103,719
Kallpa Generacion S.A.
4.13%, 8/16/27(b)(c)	250,000	246,641
Southern Copper Corp.
5.25%, 11/8/42	260,000	291,972

Total Peru		1,311,188

Russia - 9.3%
Alfa Bank AO via Alfa Bond Issuance PLC
6.95%, 4/30/23, (6.95% fixed rate until 4/30/23; 5-year Constant Maturity Treasury Rate + 4.572% thereafter)(b)(d)(e)	250,000	245,742
5.95%, 4/15/30, (5.95% fixed rate until 4/15/25; 5-year Constant Maturity Treasury Rate + 4.546% thereafter)(a)(d)	350,000	342,180
ALROSA Finance S.A.
4.65%, 4/9/24(a)	200,000	214,719

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2020

Investments	Principal Amount	Value
Gazprom Neft OAO via GPN Capital S.A.
6.00%, 11/27/23(b)	$325,000	$362,730
Gazprom PJSC via Gaz Capital S.A.
4.95%, 3/23/27(b)	335,000	373,054
Lukoil Securities B.V.
3.88%, 5/6/30(a)(c)	225,000	234,619
Novolipetsk Steel via Steel Funding DAC
4.00%, 9/21/24(b)	250,000	265,195
Severstal OAO Via Steel Capital S.A.
3.15%, 9/16/24(a)	200,000	204,937
VTB Bank OJSC via VTB Capital S.A.
6.95%, 10/17/22(b)	353,000	377,214

Total Russia		2,620,390

Saudi Arabia - 2.2%
SABIC Capital II B.V.
4.50%, 10/10/28(a)	350,000	386,531
Saudi Electricity Global Sukuk Co. 2
5.06%, 4/8/43(b)	200,000	221,750

Total Saudi Arabia		608,281

Singapore - 2.0%
Oversea-Chinese Banking Corp., Ltd.
4.25%, 6/19/24(b)(c)	525,000	562,816

South Africa - 1.4%
AngloGold Ashanti Holdings PLC
5.13%, 8/1/22	200,000	209,750
6.50%, 4/15/40(c)	162,000	176,428

Total South Africa		386,178

South Korea - 2.5%
Woori Bank
4.75%, 4/30/24(b)	650,000	699,766

St. Lucia - 0.7%
Digicel International Finance Ltd.
8.75%, 5/25/24(a)	121,083	117,451
13.00%, 12/31/25, (6.00% Cash and 7.00% PIK)(a)	61,329	54,276
8.00%, 12/31/26(a)	48,337	29,244

Total St. Lucia		200,971

Thailand - 2.3%
Bangkok Bank PCL
4.45%, 9/19/28(a)	300,000	335,625
PTTEP Treasury Center Co., Ltd.
3.90%, 12/6/59(a)	325,000	322,512

Total Thailand		658,137

Turkey - 3.9%
QNB Finansbank AS
6.88%, 9/7/24(a)(c)	200,000	203,906
Turk Telekomunikasyon AS
6.88%, 2/28/25(a)	200,000	204,562
Turkiye Is Bankasi AS
6.13%, 4/25/24(b)	200,000	195,469
Turkiye Sise ve Cam Fabrikalari AS
6.95%, 3/14/26(a)	300,000	299,672
Turkiye Vakiflar Bankasi TAO
5.25%, 2/5/25(a)	200,000	183,719

Total Turkey		1,087,328

United Arab Emirates - 4.4%
Abu Dhabi National Energy Co. PJSC
4.38%, 6/22/26(b)	400,000	444,062
DP World Crescent Ltd.
3.91%, 5/31/23(b)	200,000	205,281
DP World PLC
6.85%, 7/2/37(b)	100,000	117,438
MAF Global Securities Ltd.
4.75%, 5/7/24(b)	200,000	205,250
MHP Lux S.A.
6.25%, 9/19/29(a)	275,000	253,129

Total United Arab Emirates		1,225,160

Zambia - 0.6%
First Quantum Minerals Ltd.
6.88%, 3/1/26(a)	200,000	180,835

TOTAL FOREIGN CORPORATE BONDS (Cost: $26,455,265)		26,510,458

FOREIGN GOVERNMENT OBLIGATIONS - 2.9%

Egypt - 0.7%
Egypt Government International Bond
7.60%, 3/1/29(a)	200,000	203,312

Ghana - 0.7%
Ghana Government International Bond
6.38%, 2/11/27, Series 144A(a)	200,000	179,563

Indonesia - 0.9%
Indonesia Government International Bond
4.75%, 2/11/29	210,000	243,600

Nigeria - 0.6%
Nigeria Government International Bond
6.50%, 11/28/27(b)	200,000	178,875

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $809,471)		805,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2020

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.7%

United States - 5.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.15%(f) (Cost: $1,588,980)	1,588,980	$1,588,980

TOTAL INVESTMENTS IN SECURITIES - 104.0% (Cost: $29,169,726)		29,220,822
Other Assets less Liabilities - (4.0)%		(1,111,544)

NET ASSETS - 100.0%		$28,109,278

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)

Security, or portion thereof, was on loan at May 31, 2020. At May 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,681,120 and the total market value of the collateral held by the Fund was $1,733,438. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $144,458.

(d)	Rate shown reflects the accrual rate as of May 31, 2020 on securities with variable or step rates.
(e)	The security has a perpetual maturity; the date displayed is the next call date.
(f)	Rate shown represents annualized 7-day yield as of May 31, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Note	8	9/30/20	$(1,005,000)	$(1,437)
10 Year U.S. Treasury Note	25	9/21/20	(3,476,563)	(6,770)
U.S. Treasury Ultra Long Term Bond	3	9/21/20	(654,094)	2,968
Ultra 10 Year U.S. Treasury Note	2	9/21/20	(314,656)	(905)

			$(5,450,313)	$(6,144)

Long Exposure
2 Year U.S. Treasury Note	18	9/30/20	$3,975,188	$984
U.S. Treasury Long Bond	6	9/21/20	1,070,250	1,275

			$5,045,438	$2,259

Total - Net			$(404,875)	$(3,885)

†	As of May 31, 2020, deposits at broker for futures contracts of $70,611 included cash collateral of $62,731 and previously settled variation margin gains on open futures contracts of $7,880.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2020

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$316,034	$—	$316,034
Foreign Corporate Bonds	—	26,510,458	—	26,510,458
Foreign Government Obligations	—	805,350	—	805,350
Investment of Cash Collateral for Securities Loaned	—	1,588,980	—	1,588,980

Total Investments in Securities	$—	$29,220,822	$—	$29,220,822

Other Financial Instruments
Futures Contracts[1]	5,227	—	—	5,227
Liabilities:
Other Financial Instruments
Futures Contracts[1]	(9,112)	—	—	(9,112)

Total - Net	$(3,885)	$29,220,822	$—	$29,216,937

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2020

Investments	Principal Amount†		Value
FOREIGN GOVERNMENT OBLIGATIONS - 85.9%

Brazil - 10.5%
Brazil Letras do Tesouro Nacional
10.26%, 7/1/21, Series LTN(a)	800,000	BRL	$143,252
8.91%, 1/1/22, Series LTN(a)	11,035,000	BRL	1,933,025
6.26%, 7/1/22, Series LTN(a)	11,000,000	BRL	1,874,989
6.30%, 7/1/23, Series LTN(a)	11,030,000	BRL	1,755,367
5.60%, 1/1/24, Series LTN(a)	3,000,000	BRL	459,026
Brazil Notas do Tesouro Nacional
10.00%, 1/1/21, Series F	5,593,000	BRL	1,074,117
10.00%, 1/1/23, Series F	13,435,000	BRL	2,807,535
10.00%, 1/1/25, Series F	11,249,000	BRL	2,408,555
10.00%, 1/1/27, Series F	8,840,000	BRL	1,911,603
10.00%, 1/1/29, Series F	4,460,000	BRL	976,243

Total Brazil			15,343,712

Chile - 2.4%
Bonos de la Tesoreria de la Republica en pesos
4.00%, 3/1/23(b)(c)	350,000,000	CLP	475,019
4.50%, 3/1/26	515,000,000	CLP	739,380
4.70%, 9/1/30(b)(c)	275,000,000	CLP	419,476
5.00%, 3/1/35	665,000,000	CLP	1,079,727
6.00%, 1/1/43, Series 30YR	415,000,000	CLP	792,080

Total Chile			3,505,682

China - 7.6%
China Government Bond
3.29%, 10/18/23, Series 1823	8,000,000	CNY	1,170,089
3.19%, 4/11/24, Series 1904	9,100,000	CNY	1,322,618
2.94%, 10/17/24, Series 1913	7,000,000	CNY	1,010,007
3.22%, 12/6/25, Series 1828	10,000,000	CNY	1,456,335
3.25%, 6/6/26, Series 1907	11,800,000	CNY	1,717,932
3.12%, 12/5/26, Series 1916	10,000,000	CNY	1,440,824
3.25%, 11/22/28, Series 1827	8,000,000	CNY	1,162,692
3.29%, 5/23/29, Series 1906	8,000,000	CNY	1,166,116
3.13%, 11/21/29, Series 1915	4,000,000	CNY	580,965

Total China			11,027,578

Colombia - 7.9%
Colombia Government International Bond
7.75%, 4/14/21	749,000,000	COP	207,206
Colombian TES
7.00%, 5/4/22, Series B	3,241,700,000	COP	931,491
10.00%, 7/24/24, Series B	9,452,700,000	COP	3,126,482
6.25%, 11/26/25, Series B	2,397,300,000	COP	699,730
7.50%, 8/26/26, Series B	3,709,200,000	COP	1,136,894
6.00%, 4/28/28, Series B	7,093,200,000	COP	1,975,301
7.75%, 9/18/30, Series B	5,362,200,000	COP	1,626,841
7.00%, 6/30/32, Series B	5,237,500,000	COP	1,501,114
7.25%, 10/18/34, Series B	1,000,000,000	COP	291,448

Total Colombia			11,496,507

Hungary - 2.0%
Hungary Government Bond
7.00%, 6/24/22, Series 22/A	99,950,000	HUF	360,994
1.75%, 10/26/22, Series 22/B	117,210,000	HUF	383,901
3.00%, 6/26/24, Series 24/B	318,610,000	HUF	1,092,361
3.00%, 10/27/27, Series 27/A	322,740,000	HUF	1,130,828

Total Hungary			2,968,084

India - 4.6%
India Government Bond
7.68%, 12/15/23	30,000,000	INR	429,811
8.40%, 7/28/24	124,000,000	INR	1,826,185
7.59%, 3/20/29	100,000,000	INR	1,452,025
7.88%, 3/19/30	100,000,000	INR	1,485,792
9.20%, 9/30/30	90,920,000	INR	1,471,450

Total India			6,665,263

Indonesia - 6.8%
Indonesia Treasury Bond
7.00%, 5/15/22, Series FR61	8,509,000,000	IDR	592,194
8.38%, 3/15/24, Series FR70	24,665,000,000	IDR	1,779,898
8.38%, 9/15/26, Series FR56	23,181,000,000	IDR	1,697,719
9.00%, 3/15/29, Series FR71	18,875,000,000	IDR	1,415,948
8.75%, 5/15/31, Series FR73	13,601,000,000	IDR	1,002,154
8.25%, 6/15/32, Series FR58	15,549,000,000	IDR	1,098,434
8.38%, 3/15/34, Series FR68	16,000,000,000	IDR	1,135,879
8.25%, 5/15/36, Series FR72	14,563,000,000	IDR	1,025,690
7.50%, 5/15/38, Series FR75	300,000,000	IDR	19,807
8.75%, 2/15/44, Series FR67	2,390,000,000	IDR	170,171

Total Indonesia			9,937,894

Malaysia - 3.7%
Malaysia Government Bond
4.16%, 7/15/21, Series 0111	1,088,000	MYR	256,090
3.42%, 8/15/22, Series 0112	1,743,000	MYR	411,183
4.18%, 7/15/24, Series 0114	3,385,000	MYR	830,765
3.96%, 9/15/25, Series 0115	3,490,000	MYR	861,083
3.90%, 11/16/27, Series 0417	4,410,000	MYR	1,095,273
3.89%, 8/15/29, Series 0219	2,500,000	MYR	625,351
4.76%, 4/7/37, Series 0317	1,700,000	MYR	460,215
Malaysia Government Investment Issue
4.09%, 11/30/23, Series 0318	3,700,000	MYR	899,852

Total Malaysia			5,439,812

Mexico - 4.8%
Mexican Bonos
10.00%, 12/5/24, Series M 20	2,353,000	MXN	125,771
7.50%, 6/3/27, Series M 20	17,000,000	MXN	838,126
8.50%, 5/31/29, Series M 20	7,455,000	MXN	390,710
7.75%, 5/29/31, Series M	25,133,000	MXN	1,256,460
7.75%, 11/23/34, Series M	11,319,000	MXN	565,511
10.00%, 11/20/36, Series M 30	9,237,000	MXN	551,117
8.50%, 11/18/38, Series M 30	24,854,000	MXN	1,308,763
7.75%, 11/13/42, Series M	19,142,000	MXN	927,459

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2020

Investments	Principal Amount†		Value
8.00%, 11/7/47, Series M	20,000,000	MXN	$998,141

Total Mexico			6,962,058

Peru - 3.8%
Peru Government Bond
6.15%, 8/12/32(b)(c)	101,000	PEN	34,119
Peruvian Government International Bond
5.70%, 8/12/24(c)	2,050,000	PEN	690,920
8.20%, 8/12/26(c)	3,063,000	PEN	1,153,796
6.95%, 8/12/31(c)	5,821,000	PEN	2,088,042
6.90%, 8/12/37(c)	4,605,000	PEN	1,641,324

Total Peru			5,608,201

Philippines - 2.0%
Philippine Government International Bond
4.95%, 1/15/21	16,000,000	PHP	317,486
3.90%, 11/26/22	39,000,000	PHP	769,927
6.25%, 1/14/36	80,000,000	PHP	1,876,725

Total Philippines			2,964,138

Poland - 4.8%
Republic of Poland Government Bond
4.00%, 10/25/23, Series 1023	1,636,000	PLN	459,140
3.25%, 7/25/25, Series 0725	3,565,000	PLN	1,003,088
2.50%, 7/25/26, Series 0726	9,495,000	PLN	2,602,935
2.50%, 7/25/27, Series 0727	8,905,000	PLN	2,458,135
2.75%, 10/25/29, Series 1029	1,750,000	PLN	500,630

Total Poland			7,023,928

Romania - 2.0%
Romania Government Bond
3.25%, 3/22/21, Series 5Y	480,000	RON	110,657
5.95%, 6/11/21, Series 10Y	1,350,000	RON	319,294
4.00%, 10/27/21, Series 3Y	400,000	RON	92,793
5.85%, 4/26/23, Series 10Y	3,470,000	RON	848,886
4.75%, 2/24/25, Series 10Y	3,010,000	RON	723,349
5.80%, 7/26/27, Series 15Y	2,880,000	RON	742,259
5.00%, 2/12/29, Series 10Y	500,000	RON	123,124

Total Romania			2,960,362

Russia - 11.2%
Russian Federal Bond - OFZ
7.00%, 12/15/21, Series 5083	76,235,000	RUB	1,118,138
7.40%, 12/7/22, Series 6220	28,000,000	RUB	422,103
7.00%, 1/25/23, Series 6211	69,349,000	RUB	1,037,124
7.00%, 8/16/23, Series 6215	95,305,000	RUB	1,439,223
6.50%, 2/28/24, Series 6223	119,910,000	RUB	1,794,655
7.40%, 7/17/24, Series 6227	120,000,000	RUB	1,857,045
7.10%, 10/16/24, Series 6222	100,000,000	RUB	1,536,213
7.75%, 9/16/26, Series 6219	50,000,000	RUB	810,086
7.05%, 1/19/28, Series 6212	99,885,000	RUB	1,576,774
6.90%, 5/23/29, Series 6224	55,000,000	RUB	860,240
7.65%, 4/10/30, Series 6228	11,000,000	RUB	181,099
8.50%, 9/17/31, Series 6218	76,040,000	RUB	1,338,701
7.70%, 3/23/33, Series 6221	83,865,000	RUB	1,399,306
7.25%, 5/10/34, Series 6225	65,860,000	RUB	1,067,703

Total Russia			16,438,410

South Africa - 4.3%
Republic of South Africa Government Bond
8.00%, 1/31/30, Series 2030	4,455,000	ZAR	237,644
7.00%, 2/28/31, Series R213	18,977,000	ZAR	907,004
8.25%, 3/31/32, Series 2032	8,000,000	ZAR	408,380
6.25%, 3/31/36, Series R209	17,301,600	ZAR	668,836
8.50%, 1/31/37, Series 2037	8,000,000	ZAR	377,797
9.00%, 1/31/40, Series 2040	30,000,000	ZAR	1,442,441
6.50%, 2/28/41, Series R214	4,005,000	ZAR	147,483
8.75%, 1/31/44, Series 2044	19,155,000	ZAR	883,434
8.75%, 2/28/48, Series 2048	26,120,000	ZAR	1,209,733

Total South Africa			6,282,752

Thailand - 3.9%
Thailand Government Bond
2.00%, 12/17/22	25,000,000	THB	814,034
3.63%, 6/16/23	21,500,000	THB	736,668
1.45%, 12/17/24	7,615,000	THB	246,972
3.85%, 12/12/25	5,480,000	THB	199,905
2.13%, 12/17/26	21,000,000	THB	708,210
2.88%, 12/17/28	12,615,000	THB	453,234
4.88%, 6/22/29	17,602,000	THB	718,444
3.65%, 6/20/31	14,000,000	THB	540,445
3.40%, 6/17/36	23,660,000	THB	937,693
2.88%, 6/17/46	10,985,000	THB	404,758

Total Thailand			5,760,363

Turkey - 3.6%
Turkey Government Bond
9.40%, 7/8/20	8,365,000	TRY	1,231,788
11.00%, 3/2/22	8,420,000	TRY	1,266,425
16.20%, 6/14/23	2,030,000	TRY	342,078
8.00%, 3/12/25	7,157,000	TRY	909,641
11.00%, 2/24/27	5,955,000	TRY	828,017
10.50%, 8/11/27	4,910,000	TRY	668,679

Total Turkey			5,246,628

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $142,768,659)			125,631,372

SUPRANATIONAL BONDS - 5.6%
European Bank for Reconstruction & Development
6.45%, 12/13/22	12,910,000,000	IDR	867,143
European Investment Bank
7.63%, 1/12/22	18,000,000	MXN	843,447
8.13%, 12/21/26	16,740,000	ZAR	1,072,368
8.00%, 5/5/27(c)	28,200,000	ZAR	1,794,182

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2020

Investments	Principal Amount†		Value
International Bank for Reconstruction & Development
8.25%, 12/21/26	9,000,000	ZAR	$578,663
International Finance Corp.
7.50%, 1/18/28	37,000,000	MXN	1,837,164
5.50%, 2/28/28	75,850,000	RUB	1,152,193

TOTAL SUPRANATIONAL BONDS (Cost: $8,618,322)			8,145,160

REPURCHASE AGREEMENT - 6.0%

United States - 6.0%
Citigroup, Inc., tri-party repurchase agreement dated 5/29/20 (tri-party custodian: The Bank of New York Mellon Corp.), 0.06% due 6/1/20; Proceeds at maturity - $8,760,044 (fully collateralized by Ginnie Mae I MultiFamily Loan, 3.25% due 6/15/56, Ginnie Mae I Non-Level Payment, 2.63% - 2.85% due 6/15/55 - 11/15/59; Market value including accrued interest - $9,198,104) (Cost: $8,760,000)	8,760,000		8,760,000

TOTAL INVESTMENTS IN SECURITIES - 97.5% (Cost: $160,146,981)			142,536,532
Other Assets less Liabilities - 2.5%			3,727,377

NET ASSETS - 100.0%			$146,263,909

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2020.
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	6/17/2020	7,000,000	MXN	314,533	USD	$1,060	$—
Citibank N.A.	6/17/2020	187,203,000	MXN	8,764,288	USD	—	(324,309)
Citibank N.A.	6/17/2020	19,090,000	PLN	5,022,538	USD	—	(255,301)
Citibank N.A.	6/17/2020	36,400,000	RUB	497,880	USD	16,267	—
Citibank N.A.	6/17/2020	351,197	USD	27,000,000	INR	—	(5,355)
Citibank N.A.	6/17/2020	1,149,751	USD	28,000,000	MXN	—	(112,619)
Citibank N.A.	6/17/2020	864,550	USD	21,000,000	MXN	—	(82,228)
Citibank N.A.	6/17/2020	237,512	USD	1,000,000	PLN	—	(12,212)
Citibank N.A.	6/17/2020	247,586	USD	20,000,000	RUB	—	(34,912)
JP Morgan Chase Bank N.A.	6/17/2020	434,783	USD	34,000,000	INR	—	(14,208)
UBS AG	6/17/2020	10,000,000	MXN	409,507	USD	41,340	—
UBS AG	6/17/2020	489,199	USD	36,800,000	INR	3,232	—

						$61,899	$(841,144)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2020

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Foreign Government Obligations	$—	$125,631,372	$—	$125,631,372
Supranational Bonds	—	8,145,160	—	8,145,160
Repurchase Agreement	—	8,760,000	—	8,760,000

Total Investments in Securities	$—	$142,536,532	$—	$142,536,532

Other Financial Instruments
Foreign Currency Contracts[1]	—	61,899	—	61,899
Liabilities:
Other Financial Instruments
Foreign Currency Contracts[1]	—	(841,144)	—	(841,144)

Total - Net	$—	$141,757,287	$—	$141,757,287

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Floating Rate Treasury Fund (USFR)

May 31, 2020

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 100.0%

U.S. Treasury Notes - 100.0%
U.S. Treasury Floating Rate Notes
0.35%, 7/31/21, (3-month U.S. Treasury Bill Money Market Yield + 0.22%)*	$445,482,000	$446,467,081
0.43%, 10/31/21, (3-month U.S. Treasury Bill Money Market Yield + 0.30%)*	442,173,000	443,694,752
0.28%, 1/31/22, (3-month U.S. Treasury Bill Money Market Yield + 0.154%)*	450,401,000	450,982,931
0.24%, 4/30/22, (3-month U.S. Treasury Bill Money Market Yield + 0.114%)*	339,559,000	339,741,146

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $1,678,528,797)		1,680,885,910
Other Assets less Liabilities - 0.0%		297,268

NET ASSETS - 100.0%		$1,681,183,178

*	Floating rate note. Coupon shown is in effect at May 31, 2020. Date represents the ultimate maturity date.

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$1,680,885,910	$—	$1,680,885,910

Total Investments in Securities	$—	$1,680,885,910	$—	$1,680,885,910

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2020

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 96.3%

United States - 96.3%
Acadia Healthcare Co., Inc.
5.13%, 7/1/22	$27,000	$26,994
5.63%, 2/15/23	233,000	232,976
Acrisure LLC
8.13%, 2/15/24(a)	335,000	356,090
ADT Security Corp. (The)
6.25%, 10/15/21	284,000	294,339
3.50%, 7/15/22	335,000	338,724
4.13%, 6/15/23	334,000	335,705
AECOM
5.88%, 10/15/24	62,000	66,607
AES Corp. (The)
4.88%, 5/15/23	446,000	450,284
AMC Entertainment Holdings, Inc.
10.50%, 4/15/25(a)	250,000	221,250
AMC Networks, Inc.
5.00%, 4/1/24	189,000	190,063
4.75%, 8/1/25	330,000	333,335
American Axle & Manufacturing, Inc.
6.63%, 10/15/22	250,000	249,044
American Midstream Partners L.P.
9.50%, 12/15/21(a)	191,000	172,592
AmeriGas Partners L.P.
5.63%, 5/20/24	190,000	199,141
5.75%, 5/20/27	260,000	277,057
Anixter, Inc.
5.50%, 3/1/23	114,000	115,841
Antero Midstream Partners L.P.
5.38%, 9/15/24	568,000	476,055
Antero Resources Corp.
5.38%, 11/1/21(b)	589,000	528,789
5.13%, 12/1/22	272,000	191,005
APX Group, Inc.
7.63%, 9/1/23(b)	250,000	228,411
Archrock Partners L.P.
6.88%, 4/1/27(a)	370,000	348,875
6.25%, 4/1/28(a)	350,000	333,156
Ardagh Packaging Finance PLC
6.00%, 2/15/25(a)	270,000	278,694
Avantor, Inc.
6.00%, 10/1/24(a)	660,000	694,581
Axalta Coating Systems LLC
4.88%, 8/15/24(a)	250,000	253,776
B&G Foods, Inc.
5.25%, 4/1/25	250,000	257,526
5.25%, 9/15/27	320,000	329,131
Ball Corp.
4.00%, 11/15/23	147,000	154,939
Bausch Health Cos., Inc.
5.50%, 3/1/23(a)	250,000	251,654
5.88%, 5/15/23(a)	57,000	56,973
7.00%, 3/15/24(a)	270,000	280,097
BCD Acquisition, Inc.
9.63%, 9/15/23(a)	260,000	240,010
Bed Bath & Beyond, Inc.
5.17%, 8/1/44	250,000	128,438
Berry Global, Inc.
5.50%, 5/15/22	62,000	62,038
Blue Cube Spinco LLC
9.75%, 10/15/23	233,000	243,046
BMC East LLC
5.50%, 10/1/24(a)	300,000	299,593
Boyd Gaming Corp.
4.75%, 12/1/27(a)	250,000	230,818
Brinker International, Inc.
3.88%, 5/15/23(b)	310,000	270,669
Buckeye Partners L.P.
4.35%, 10/15/24	172,000	168,238
Builders FirstSource, Inc.
5.00%, 3/1/30(a)	320,000	296,750
CCO Holdings LLC
4.00%, 3/1/23(a)	161,000	162,712
5.88%, 4/1/24(a)	621,000	642,024
5.75%, 2/15/26(a)	480,000	501,598
5.88%, 5/1/27(a)	100,000	104,791
CDK Global, Inc.
5.00%, 10/15/24	62,000	66,068
5.25%, 5/15/29(a)	250,000	255,391
CDW LLC
5.50%, 12/1/24	206,000	224,304
4.13%, 5/1/25	270,000	277,425
4.25%, 4/1/28	290,000	295,020
Cedar Fair L.P.
5.50%, 5/1/25(a)	250,000	255,000
Centene Corp.
4.75%, 5/15/22	500,000	507,387
4.75%, 1/15/25(b)	350,000	362,287
CenturyLink, Inc.
6.45%, 6/15/21, Series S(b)	345,000	355,566
5.80%, 3/15/22, Series T	537,000	561,012
6.75%, 12/1/23, Series W	567,000	617,029
7.50%, 4/1/24, Series Y(b)	194,000	213,905
5.63%, 4/1/25(b)	440,000	454,346
5.13%, 12/15/26(a)	270,000	273,544
4.00%, 2/15/27(a)	480,000	480,156
CF Industries, Inc.
3.45%, 6/1/23(b)	230,000	232,154
4.95%, 6/1/43	420,000	444,914
5.38%, 3/15/44	250,000	267,687
CGG Holding U.S., Inc.
9.00%, 5/1/23(a)	260,000	252,850
Chemours Co. (The)
6.63%, 5/15/23	292,000	293,491
7.00%, 5/15/25	320,000	311,234
5.38%, 5/15/27	250,000	225,461
Cinemark USA, Inc.
4.88%, 6/1/23(b)	339,000	295,986
CIT Group, Inc.
5.00%, 8/15/22	320,000	321,797
CITGO Petroleum Corp.
6.25%, 8/15/22(a)	630,000	619,362
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	300,000	310,219

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2020

Investments	Principal Amount	Value
Cleaver-Brooks, Inc.
7.88%, 3/1/23(a)(b)	$270,000	$227,166
Cleveland-Cliffs, Inc.
9.88%, 10/17/25(a)	350,000	362,194
5.88%, 6/1/27	370,000	258,007
Colfax Corp.
6.00%, 2/15/24(a)	335,000	349,273
CommScope Technologies LLC
6.00%, 6/15/25(a)	260,000	253,590
CommScope, Inc.
5.50%, 3/1/24(a)	452,000	466,037
5.50%, 6/15/24(a)	283,000	279,105
8.25%, 3/1/27(a)(b)	225,000	235,083
Community Health Systems, Inc.
6.25%, 3/31/23	1,390,000	1,352,644
8.63%, 1/15/24(a)	206,000	207,672
6.63%, 2/15/25(a)	498,000	482,126
8.00%, 3/15/26(a)	250,000	244,804
Continental Resources, Inc.
4.50%, 4/15/23	250,000	232,575
4.90%, 6/1/44	260,000	193,050
CoreCivic, Inc.
5.00%, 10/15/22	130,000	127,857
Cornerstone Building Brands, Inc.
8.00%, 4/15/26(a)	310,000	297,397
Coty, Inc.
6.50%, 4/15/26(a)	360,000	299,036
Credit Acceptance Corp.
5.13%, 12/31/24(a)	114,000	105,521
Crestwood Midstream Partners L.P.
6.25%, 4/1/23	259,000	247,372
Crown Americas LLC
4.50%, 1/15/23	335,000	346,931
CSC Holdings LLC
6.75%, 11/15/21	99,000	104,578
5.88%, 9/15/22	410,000	433,175
5.38%, 7/15/23(a)(b)	725,000	737,561
5.25%, 6/1/24	322,000	340,452
7.75%, 7/15/25(a)	310,000	324,527
6.63%, 10/15/25(a)	250,000	262,116
5.50%, 4/15/27(a)	260,000	275,552
7.50%, 4/1/28(a)	370,000	411,775
5.75%, 1/15/30(a)	310,000	325,985
CVR Partners L.P.
9.25%, 6/15/23(a)	701,000	664,124
DaVita, Inc.
5.13%, 7/15/24	1,073,000	1,095,549
5.00%, 5/1/25	330,000	339,281
DCP Midstream Operating L.P.
4.95%, 4/1/22	260,000	250,514
5.85%, 5/21/43, (5.85% fixed rate until 5/21/23; 3-month U.S. dollar London Interbank Offered Rate + 3.85% thereafter)(a)(c)	290,000	183,221
Dell International LLC
7.13%, 6/15/24(a)(b)	128,000	133,080
Delta Air Lines, Inc.
3.80%, 4/19/23	250,000	222,362
2.90%, 10/28/24	250,000	202,584
Diamond Resorts International, Inc.
7.75%, 9/1/23(a)	416,000	363,216
10.75%, 9/1/24(a)	184,000	130,851
DISH DBS Corp.
6.75%, 6/1/21	425,000	434,467
5.88%, 7/15/22	744,000	766,279
5.00%, 3/15/23	487,000	486,550
5.88%, 11/15/24	651,000	644,422
Diversified Healthcare Trust
4.75%, 5/1/24	320,000	276,144
DriveTime Automotive Group, Inc.
8.00%, 6/1/21(a)(b)	320,000	295,950
Edgewell Personal Care Co.
4.70%, 5/19/21	250,000	260,427
Elanco Animal Health, Inc.
4.66%, 8/27/21	197,000	201,433
5.02%, 8/28/23	747,000	792,580
Eldorado Resorts, Inc.
6.00%, 4/1/25	290,000	296,857
EMC Corp.
2.65%, 6/1/20	123,000	123,000
3.38%, 6/1/23	362,000	364,894
Encompass Health Corp.
5.13%, 3/15/23	320,000	322,766
Endo Finance LLC
6.00%, 7/15/23(a)	749,000	579,063
Energizer Holdings, Inc.
5.50%, 6/15/25(a)	270,000	277,059
EnerSys
5.00%, 4/30/23(a)	260,000	259,973
EnLink Midstream Partners L.P.
6.00%, 12/15/22, Series C, (6.00% fixed rate until 12/15/22; 3-month U.S. dollar London Interbank Offered Rate + 4.11% thereafter)(c)(d)	320,000	94,400
4.40%, 4/1/24	217,000	174,818
Ford Motor Co.
8.50%, 4/21/23	250,000	259,687
9.00%, 4/22/25	250,000	262,187
9.63%, 4/22/30	450,000	500,625
Ford Motor Credit Co. LLC
5.88%, 8/2/21	500,000	502,812
3.81%, 10/12/21	1,710,000	1,671,525
3.22%, 1/9/22	340,000	328,950
3.35%, 11/1/22	530,000	503,611
4.14%, 2/15/23	1,080,000	1,052,482
3.66%, 9/8/24	360,000	336,492
4.39%, 1/8/26	370,000	348,725
4.54%, 8/1/26	530,000	499,525
Freeport-McMoRan, Inc.
3.88%, 3/15/23	853,000	861,978
4.55%, 11/14/24	496,000	504,732
5.00%, 9/1/27	260,000	264,502
FS Energy & Power Fund
7.50%, 8/15/23(a)	410,000	329,068
Genesis Energy L.P.
6.00%, 5/15/23	300,000	283,843

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2020

Investments	Principal Amount	Value
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23	$292,000	$283,057
Graphic Packaging International LLC
4.75%, 4/15/21	290,000	294,350
Greif, Inc.
6.50%, 3/1/27(a)	300,000	301,444
Griffon Corp.
5.75%, 3/1/28	250,000	249,731
Grinding Media, Inc.
7.38%, 12/15/23(a)	292,000	291,464
Group 1 Automotive, Inc.
5.00%, 6/1/22	112,000	110,109
GrubHub Holdings, Inc.
5.50%, 7/1/27(a)	280,000	272,948
GTT Communications, Inc.
7.88%, 12/31/24(a)(b)	162,000	90,416
Hanesbrands, Inc.
4.63%, 5/15/24(a)(b)	351,000	358,057
5.38%, 5/15/25(a)	300,000	308,250
4.88%, 5/15/26(a)	370,000	375,482
HAT Holdings I LLC
5.25%, 7/15/24(a)	159,000	161,402
HCA, Inc.
5.88%, 5/1/23	463,000	504,589
5.38%, 2/1/25	806,000	886,838
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24	652,000	652,883
Horizon Therapeutics USA, Inc.
5.50%, 8/1/27(a)	310,000	326,993
Hughes Satellite Systems Corp.
5.25%, 8/1/26	250,000	259,640
6.63%, 8/1/26	250,000	261,752
Ingles Markets, Inc.
5.75%, 6/15/23	95,000	95,892
Ingram Micro, Inc.
5.45%, 12/15/24(b)	178,000	172,303
Iron Mountain, Inc.
5.75%, 8/15/24(b)	206,000	206,835
4.88%, 9/15/27(a)	150,000	151,186
5.25%, 3/15/28(a)	400,000	406,926
4.88%, 9/15/29(a)	310,000	311,676
j2 Cloud Services LLC
6.00%, 7/15/25(a)	260,000	271,402
Jaguar Holding Co. II
6.38%, 8/1/23(a)	270,000	278,269
JBS USA LUX S.A.
5.88%, 7/15/24(a)	250,000	254,454
JC Penney Corp., Inc.
5.88%, 7/1/23(a)(e)	290,000	108,928
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22(a)	463,000	464,442
KB Home
7.63%, 5/15/23	58,000	63,516
Kennedy-Wilson, Inc.
5.88%, 4/1/24	273,000	259,518
Kraft Heinz Foods Co.
3.38%, 6/15/21	250,000	253,585
6.88%, 1/26/39	270,000	330,252
4.63%, 10/1/39(a)	250,000	243,453
6.50%, 2/9/40	250,000	296,392
4.88%, 10/1/49(a)	250,000	249,280
L Brands, Inc.
5.63%, 2/15/22	207,000	202,286
Ladder Capital Finance Holdings LLLP
5.25%, 3/15/22(a)	161,000	151,037
4.25%, 2/1/27(a)	250,000	209,531
Lamar Media Corp.
5.75%, 2/1/26	270,000	281,763
Lamb Weston Holdings, Inc.
4.63%, 11/1/24(a)	260,000	271,756
Lennar Corp.
4.75%, 4/1/21	340,000	345,261
4.13%, 1/15/22	196,000	199,376
4.75%, 11/15/22	167,000	174,770
4.88%, 12/15/23	270,000	285,834
4.50%, 4/30/24	502,000	525,898
Level 3 Financing, Inc.
5.13%, 5/1/23(b)	340,000	340,461
5.38%, 1/15/24	300,000	304,843
Lions Gate Capital Holdings LLC
6.38%, 2/1/24(a)	248,000	250,947
5.88%, 11/1/24(a)	238,000	232,323
LPL Holdings, Inc.
5.75%, 9/15/25(a)	300,000	312,826
LTF Merger Sub, Inc.
8.50%, 6/15/23(a)	280,000	220,821
Marriott Ownership Resorts, Inc.
6.50%, 9/15/26	250,000	248,711
MasTec, Inc.
4.88%, 3/15/23	146,000	146,532
Mattel, Inc.
6.75%, 12/31/25(a)	370,000	386,689
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/24(a)	512,000	509,755
Maxim Crane Works Holdings Capital LLC
10.13%, 8/1/24(a)	69,000	67,455
MDC Partners, Inc.
6.50%, 5/1/24(a)	568,000	444,815
MEDNAX, Inc.
5.25%, 12/1/23(a)	331,000	325,242
Meritage Homes Corp.
7.00%, 4/1/22	191,000	203,131
MGM Growth Properties Operating Partnership L.P.
5.63%, 5/1/24	386,000	402,446
MGM Resorts International
7.75%, 3/15/22(b)	997,000	1,039,946
6.00%, 3/15/23	352,000	353,723
5.75%, 6/15/25(b)	210,000	210,129
Molina Healthcare, Inc.
5.38%, 11/15/22	138,000	143,213
Montage Resources Corp.
8.88%, 7/15/23	350,000	302,090
MPT Operating Partnership L.P.
5.25%, 8/1/26	270,000	277,534

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2020

Investments	Principal Amount	Value
MSCI, Inc.
4.00%, 11/15/29(a)	$320,000	$335,141
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/23(a)	336,000	343,595
6.00%, 1/15/27(a)	260,000	234,610
Navient Corp.
5.00%, 10/26/20	280,000	276,203
5.88%, 3/25/21	195,000	191,721
6.63%, 7/26/21	467,000	461,307
7.25%, 1/25/22	202,000	201,439
6.50%, 6/15/22	335,000	329,866
5.50%, 1/25/23(b)	229,000	218,838
7.25%, 9/25/23	99,000	95,348
6.13%, 3/25/24	652,000	613,281
5.88%, 10/25/24	300,000	276,565
6.75%, 6/15/26	270,000	249,025
5.00%, 3/15/27	250,000	214,531
NCL Corp. Ltd.
3.63%, 12/15/24(a)	62,000	37,394
NCR Corp.
5.00%, 7/15/22	185,000	185,467
6.38%, 12/15/23(b)	191,000	195,774
Netflix, Inc.
5.50%, 2/15/22	290,000	304,957
Newell Brands, Inc.
4.35%, 4/1/23	456,000	470,820
4.70%, 4/1/26	310,000	322,493
Newmark Group, Inc.
6.13%, 11/15/23	391,000	360,177
Nexstar Broadcasting, Inc.
5.63%, 7/15/27(a)	250,000	256,829
NextEra Energy Operating Partners L.P.
4.25%, 9/15/24(a)	402,000	416,112
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/1/21(a)	581,000	583,362
Nielsen Finance LLC
5.00%, 4/15/22(a)	452,000	452,305
Northwest Hardwoods, Inc.
7.50%, 8/1/21(a)	310,000	113,150
NRG Energy, Inc.
7.25%, 5/15/26	140,000	150,953
NuStar Logistics L.P.
6.75%, 2/1/21	250,000	252,469
5.63%, 4/28/27	340,000	322,937
Occidental Petroleum Corp.
2.60%, 8/13/21	790,000	764,720
2.70%, 8/15/22	500,000	462,500
2.70%, 2/15/23	300,000	258,840
2.90%, 8/15/24	750,000	600,000
3.50%, 6/15/25	260,000	203,938
3.40%, 4/15/26	250,000	185,625
7.50%, 5/1/31	300,000	247,500
4.10%, 2/15/47	250,000	146,250
4.40%, 8/15/49	250,000	148,750
OI European Group B.V.
4.00%, 3/15/23(a)	65,000	64,424
Omnimax International, Inc.
12.00%, 8/15/20(a)	75,000	56,896
Outfront Media Capital LLC
5.63%, 2/15/24	163,000	164,240
Owens-Brockway Glass Container, Inc.
5.88%, 8/15/23(a)(b)	367,000	381,719
PBF Holding Co. LLC
6.00%, 2/15/28(a)	250,000	210,779
PBF Logistics L.P.
6.88%, 5/15/23	335,000	320,129
Penske Automotive Group, Inc.
5.75%, 10/1/22(b)	330,000	331,853
Performance Food Group, Inc.
5.50%, 10/15/27(a)	250,000	245,821
Plantronics, Inc.
5.50%, 5/31/23(a)	199,000	152,855
Polaris Intermediate Corp.
8.50%, 12/1/22, Toggle PIK (8.50% Cash or 9.25% PIK)(a)	360,000	316,348
PolyOne Corp.
5.25%, 3/15/23	370,000	398,980
Post Holdings, Inc.
4.63%, 4/15/30(a)	250,000	247,344
PQ Corp.
6.75%, 11/15/22(a)	268,000	274,195
Prestige Brands, Inc.
6.38%, 3/1/24(a)	304,000	313,532
Prime Security Services Borrower LLC
5.25%, 4/15/24(a)	383,000	400,275
PulteGroup, Inc.
5.00%, 1/15/27	250,000	265,726
QVC, Inc.
5.13%, 7/2/22	260,000	260,975
4.38%, 3/15/23	180,000	176,400
4.85%, 4/1/24	60,000	58,800
4.75%, 2/15/27	380,000	363,850
Qwest Corp.
6.75%, 12/1/21	510,000	537,780
Radiate Holdco LLC
6.88%, 2/15/23(a)	61,000	62,277
Range Resources Corp.
5.88%, 7/1/22	330,000	313,835
5.00%, 8/15/22	250,000	234,531
Realogy Group LLC
5.25%, 12/1/21(a)	318,000	304,585
9.38%, 4/1/27(a)	250,000	218,339
Reynolds Group Issuer, Inc.
5.13%, 7/15/23(a)	619,000	628,350
7.00%, 7/15/24(a)	250,000	251,914
Rite Aid Corp.
6.13%, 4/1/23(a)	541,000	504,821
7.50%, 7/1/25(a)	193,000	192,156
Ruby Pipeline LLC
7.00%, 4/1/22(a)	103,636	97,040
Sabre GLBL, Inc.
5.38%, 4/15/23(a)	179,000	169,621
5.25%, 11/15/23(a)	73,000	69,212
Sally Holdings LLC
5.63%, 12/1/25	260,000	254,177
SBA Communications Corp.
4.00%, 10/1/22	175,320	178,314
4.88%, 9/1/24	644,000	665,928

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2020

	Principal
Investments	Amount	Value
Scientific Games International, Inc.
7.00%, 5/15/28(a)	$260,000	$229,402
7.25%, 11/15/29(a)	280,000	247,048
Sealed Air Corp.
5.25%, 4/1/23(a)(b)	310,000	325,855
Select Medical Corp.
6.25%, 8/15/26(a)	390,000	405,520
Sensata Technologies B.V.
4.88%, 10/15/23(a)(b)	181,000	186,541
5.63%, 11/1/24(a)	117,000	122,827
Signature Aviation U.S. Holdings, Inc.
5.38%, 5/1/26(a)	250,000	240,466
Silgan Holdings, Inc.
4.13%, 2/1/28(a)	310,000	311,744
Sinclair Television Group, Inc.
5.63%, 8/1/24(a)	320,000	317,634
Sirius XM Radio, Inc.
3.88%, 8/1/22(a)	314,000	315,763
4.63%, 5/15/23(a)	250,000	251,246
4.63%, 7/15/24(a)	334,000	342,853
Six Flags Entertainment Corp.
4.88%, 7/31/24(a)	250,000	235,651
Six Flags Theme Parks, Inc.
7.00%, 7/1/25(a)	640,000	683,200
SM Energy Co.
6.13%, 11/15/22	186,000	112,254
5.00%, 1/15/24	159,000	86,440
Spectrum Brands, Inc.
5.75%, 7/15/25	250,000	258,074
Spirit AeroSystems, Inc.
7.50%, 4/15/25(a)	450,000	449,721
Springleaf Finance Corp.
7.75%, 10/1/21(b)	328,000	336,946
6.13%, 5/15/22	345,000	346,941
5.63%, 3/15/23	713,000	700,968
6.13%, 3/15/24	327,000	318,307
Sprint Communications, Inc.
11.50%, 11/15/21(b)	306,000	342,498
6.00%, 11/15/22	412,000	438,667
Sprint Corp.
7.25%, 9/15/21	231,000	242,625
7.88%, 9/15/23	956,000	1,087,550
7.13%, 6/15/24	334,000	379,559
7.63%, 2/15/25	270,000	316,015
7.63%, 3/1/26	270,000	323,275
SS&C Technologies, Inc.
5.50%, 9/30/27(a)	250,000	263,164
SSL Robotics LLC
9.75%, 12/31/23(a)	260,000	282,912
Starwood Property Trust, Inc.
5.00%, 12/15/21	360,000	353,813
Stericycle, Inc.
5.38%, 7/15/24(a)	474,000	486,146
Suburban Propane Partners L.P.
5.50%, 6/1/24	629,000	637,249
Summit Materials LLC
6.13%, 7/15/23	235,000	235,368
Sunoco L.P.
4.88%, 1/15/23	396,000	403,261
T-Mobile USA, Inc.
4.00%, 4/15/22	558,000	575,083
Tallgrass Energy Partners L.P.
4.75%, 10/1/23(a)	176,000	172,588
5.50%, 9/15/24(a)	208,000	199,288
Taylor Morrison Communities, Inc.
5.88%, 4/15/23(a)	250,000	250,286
TEGNA, Inc.
4.63%, 3/15/28(a)	300,000	285,703
Tenet Healthcare Corp.
8.13%, 4/1/22	705,000	738,294
6.75%, 6/15/23(b)	747,000	784,428
4.63%, 7/15/24	454,000	460,858
4.63%, 9/1/24(a)	702,000	712,000
4.88%, 1/1/26(a)	370,000	380,832
5.13%, 11/1/27(a)	280,000	290,238
TerraForm Power Operating LLC
4.25%, 1/31/23(a)	359,000	366,401
Toll Brothers Finance Corp.
4.38%, 4/15/23	250,000	256,536
TransDigm, Inc.
6.50%, 7/15/24	414,000	406,798
6.38%, 6/15/26	580,000	540,740
7.50%, 3/15/27	340,000	335,388
Transocean Guardian Ltd.
5.88%, 1/15/24(a)	103,540	96,292
Transocean Sentry Ltd.
5.38%, 5/15/23(a)	2,000	1,890
Transocean, Inc.
7.25%, 11/1/25(a)	290,000	163,850
TreeHouse Foods, Inc.
4.88%, 3/15/22	420,000	421,737
6.00%, 2/15/24(a)	274,000	281,564
Tronox, Inc.
6.50%, 4/15/26(a)	300,000	284,803
Tutor Perini Corp.
6.88%, 5/1/25(a)	850,000	752,781
U.S. Concrete, Inc.
6.38%, 6/1/24(b)	218,000	217,478
United Airlines Holdings, Inc.
4.25%, 10/1/22(b)	260,000	209,057
United Rentals North America, Inc.
5.50%, 7/15/25	350,000	363,162
Uniti Group L.P.
6.00%, 4/15/23(a)	197,000	193,183
7.88%, 2/15/25(a)	772,000	786,957
Vector Group Ltd.
6.13%, 2/1/25(a)	260,000	254,960
Vericast Corp.
9.25%, 3/1/21(a)(b)	185,000	184,653
12.50%, 5/1/24(a)	147,009	150,317
VeriSign, Inc.
4.63%, 5/1/23	260,000	261,923
5.25%, 4/1/25	290,000	319,332
4.75%, 7/15/27	340,000	355,788

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2020

Investments	Principal Amount	Value
ViacomCBS, Inc.
5.88%, 2/28/57, (5.875% fixed rate until 2/28/22; 3-month U.S. dollar London Interbank Offered Rate + 3.895% thereafter)(c)	$138,800	$132,576
VICI Properties, Inc.
3.50%, 2/15/25(a)	280,000	270,157
3.75%, 2/15/27(a)	340,000	328,897
4.13%, 8/15/30(a)	320,000	309,550
Vista Outdoor, Inc.
5.88%, 10/1/23	250,000	237,161
W&T Offshore, Inc.
9.75%, 11/1/23(a)	184,000	104,533
Washington Prime Group L.P.
6.45%, 8/15/24(b)	394,000	233,707
Weatherford International Ltd.
11.00%, 12/1/24(a)	280,000	188,125
WESCO Distribution, Inc.
5.38%, 12/15/21(b)	144,000	143,608
Western Midstream Operating L.P.
4.05%, 2/1/30	280,000	252,616
5.45%, 4/1/44	280,000	228,200
WEX, Inc.
4.75%, 2/1/23(a)	260,000	257,048
Williams Scotsman International, Inc.
6.88%, 8/15/23(a)	250,000	254,036
WPX Energy, Inc.
8.25%, 8/1/23	1,061,080	1,136,571
WR Grace & Co-Conn
5.13%, 10/1/21(a)(b)	306,000	314,931
Wyndham Hotels & Resorts, Inc.
5.38%, 4/15/26(a)	330,000	314,502
Xerox Corp.
4.13%, 3/15/23	203,000	201,094
XPO Logistics, Inc.
6.50%, 6/15/22(a)	617,000	619,144
6.13%, 9/1/23(a)	181,000	183,734
6.75%, 8/15/24(a)	874,000	911,237
6.25%, 5/1/25(a)	340,000	355,674
Yum! Brands, Inc.
3.88%, 11/1/20	450,000	452,187
3.88%, 11/1/23	335,000	341,246
7.75%, 4/1/25(a)	300,000	332,250

TOTAL U.S. CORPORATE BONDS (Cost: $123,575,483)		122,904,939

FOREIGN CORPORATE BONDS - 4.5%

Australia - 0.2%
FMG Resources August 2006 Pty Ltd.
5.13%, 5/15/24(a)	300,000	310,531

Canada - 1.6%
Air Canada
7.75%, 4/15/21(a)	260,000	257,693
Gateway Casinos & Entertainment Ltd.
8.25%, 3/1/24(a)	260,000	221,948
NOVA Chemicals Corp.
5.25%, 8/1/23(a)	300,000	286,684
Open Text Holdings, Inc.
4.13%, 2/15/30(a)	300,000	296,953
Seven Generations Energy Ltd.
6.75%, 5/1/23(a)	260,000	251,198
Videotron Ltd.
5.00%, 7/15/22	250,000	259,529
5.38%, 6/15/24(a)	350,000	372,090
Xplornet Communications, Inc.
9.63%, 6/1/22, Toggle PIK (9.625% Cash or 10.625% PIK)(a)	69,675	71,662

Total Canada		2,017,757

Denmark - 0.5%
DKT Finance ApS
9.38%, 6/17/23(a)	380,000	383,800
Welltec A/S
9.50%, 12/1/22(a)	290,000	258,100

Total Denmark		641,900

Liberia - 0.0%
Eletson Holdings, Inc.
9.63%, 1/15/22, Series Ai(e)	30,264	10,441
Netherlands - 0.9%
Koninklijke KPN N.V.
7.00%, 3/28/73, (7.00% fixed rate until 3/28/23; 10-year U.S. dollar Swap Rate + 5.21% until 3/28/43; 10-year U.S. dollar Swap Rate + 5.96% thereafter)(a)(b)(c)	450,000	476,660
OCI N.V.
6.63%, 4/15/23(a)	370,000	379,250
5.25%, 11/1/24(a)(b)	300,000	295,500

Total Netherlands		1,151,410

Spain - 0.2%
Cirsa Finance International SARL
7.88%, 12/20/23(a)	300,000	277,525

United Kingdom - 1.1%
Ardonagh Midco 3 PLC
8.63%, 7/15/23(a)(b)	400,000	403,042
Avon International Operations, Inc.
7.88%, 8/15/22(a)	425,000	424,207
Avon Products, Inc.
7.00%, 3/15/23(b)	270,000	265,406

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2020

Investments	Principal Amount	Value
Jaguar Land Rover Automotive PLC
5.63%, 2/1/23(a)(b)	$349,000	$294,247

Total United Kingdom		1,386,902

TOTAL FOREIGN CORPORATE BONDS (Cost: $5,771,668)		5,796,466

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 13.7%

United States - 13.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.15%(f) (Cost: $17,419,480)	17,419,480	17,419,480

TOTAL INVESTMENTS IN SECURITIES - 114.5% (Cost: $146,766,631)		146,120,885
Other Assets less Liabilities - (14.5)%		(18,524,486)

NET ASSETS - 100.0%		$127,596,399

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at May 31, 2020. At May 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,977,931. The Fund also had securities on loan having a total market value of $9,673,785 that were sold and pending settlement. The total market value of the collateral held by the Fund was $18,146,857. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $727,377.

(c)	Rate shown reflects the accrual rate as of May 31, 2020 on securities with variable or step rates.
(d)	The security has a perpetual maturity; the date displayed is the next call date.
(e)	Security in default on interest payments.
(f)	Rate shown represents annualized 7-day yield as of May 31, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	368	9/30/20	$(81,270,500)	$(11,970)
5 Year U.S. Treasury Note	333	9/30/20	(41,833,125)	(38,529)

			$(123,103,625)	$(50,499)

†	As of May 31, 2020, deposits at broker for futures contracts of $628,271 included cash collateral of $598,949 and previously settled variation margin gains on open futures contracts of $29,322.

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$122,904,939	$—	$122,904,939
Foreign Corporate Bonds	—	5,796,466	—	5,796,466
Investment of Cash Collateral for Securities Loaned	—	17,419,480	—	17,419,480

Total Investments in Securities	$—	$146,120,885	$—	$146,120,885

Liabilities:
Other Financial Instruments
Futures Contracts[1]	(50,499)	—	—	(50,499)

Total - Net	$(50,499)	$146,120,885	$—	$146,070,386

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2020

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 27.5%

Federal Home Loan Bank - 0.6%
1.13%, 7/14/21	$40,000	$40,427
3.00%, 9/10/21	70,000	72,441
3.00%, 10/12/21	75,000	77,894
3.38%, 9/8/23	70,000	76,952
3.38%, 12/8/23	65,000	71,799
1.50%, 8/15/24	85,000	89,020
3.25%, 11/16/28	65,000	77,477
5.50%, 7/15/36	15,000	23,442

Total Federal Home Loan Bank		529,452

Federal Home Loan Mortgage Corporation - 5.3%
2.38%, 1/13/22	155,000	160,476
2.50%, 3/1/28	36,022	37,821
3.50%, 1/1/29	35,590	37,642
2.50%, 6/1/29	67,968	71,348
3.00%, 8/1/29	32,954	35,228
2.50%, 1/1/30	38,184	40,084
2.50%, 2/1/30	56,664	59,486
3.00%, 4/1/30	57,199	60,496
3.00%, 5/1/30	29,609	31,315
2.50%, 12/1/31	57,411	60,242
3.00%, 12/1/31	54,459	57,606
6.25%, 7/15/32	94,000	148,147
2.50%, 11/1/32	33,693	35,354
3.00%, 1/1/33	32,755	34,601
4.00%, 11/1/33	28,682	30,420
4.00%, 5/1/34	50,657	54,817
3.50%, 8/1/34	30,938	33,163
3.00%, 5/1/37	32,514	34,393
3.00%, 2/1/38	57,039	60,274
5.50%, 4/1/38	39,218	45,259
4.50%, 12/1/40	57,684	65,120
4.00%, 2/1/41	235,576	262,156
3.50%, 3/1/42	68,588	74,410
3.00%, 6/1/43	73,807	79,041
3.00%, 7/1/43	82,583	89,806
3.00%, 8/1/43	112,191	120,116
4.00%, 12/1/43	25,497	28,100
3.00%, 1/1/44	109,724	117,513
3.50%, 9/1/44	104,858	113,833
4.00%, 9/1/44	76,334	83,646
3.50%, 1/1/45	47,036	50,789
3.00%, 4/1/45	168,864	179,426
4.50%, 7/1/45	36,069	40,119
3.50%, 8/1/45	79,999	85,917
4.00%, 8/1/45	43,585	47,358
3.50%, 9/1/45	106,810	114,614
4.00%, 11/1/45	48,995	53,219
3.50%, 3/1/46	57,010	61,115
3.00%, 4/1/46	17,796	18,841
3.50%, 4/1/46	95,458	102,420
3.00%, 5/1/46	152,393	163,236
3.50%, 5/1/46	25,353	27,169
3.00%, 9/1/46	40,701	43,093
4.50%, 9/1/46	91,417	103,105
3.00%, 10/1/46	99,144	104,921
3.00%, 11/1/46	86,933	91,961
4.00%, 11/1/46	26,177	28,306
3.50%, 12/1/46	116,732	124,976
3.00%, 2/1/47	18,129	19,203
4.00%, 2/1/47	25,933	27,933
4.50%, 4/1/47	26,209	28,499
3.50%, 5/1/47	29,620	31,530
4.50%, 5/1/47	45,999	49,663
3.50%, 8/1/47	159,099	169,494
4.00%, 8/1/47	68,130	73,053
3.00%, 10/1/47	91,947	97,042
3.50%, 10/1/47	192,690	204,981
4.00%, 2/1/48	38,853	41,516
4.00%, 7/1/48	190,600	209,536
4.00%, 9/1/48	65,302	69,512
5.00%, 3/1/49	126,087	137,756
3.00%, 6/1/50	225,000	236,944

Total Federal Home Loan Mortgage Corporation		4,999,160

Federal National Mortgage Association - 11.5%
5.50%, 10/1/25	38,839	42,798
4.00%, 7/1/26	7,075	7,501
1.88%, 9/24/26	94,000	100,939
3.50%, 10/1/26	46,675	49,353
3.50%, 12/1/26	10,239	10,825
3.00%, 6/1/27	41,961	44,412
2.50%, 8/1/28	30,076	31,571
3.00%, 11/1/28	14,480	15,348
3.00%, 7/1/29	59,690	63,091
7.25%, 5/15/30	100,000	159,038
3.00%, 9/1/30	34,009	35,968
3.50%, 4/1/31	33,135	35,158
2.50%, 6/1/31	28,388	29,784
2.50%, 7/1/31	28,844	30,263
2.50%, 10/1/31	101,039	106,092
2.50%, 4/1/32	29,333	30,956
2.50%, 9/1/32	80,656	85,264
3.00%, 10/1/32	53,089	56,049
2.50%, 12/1/32	17,644	18,509
3.50%, 1/1/33	35,758	37,940
3.00%, 3/1/33	41,010	43,295
3.00%, 4/1/33	66,898	70,564
6.00%, 2/1/34	51,981	60,080
3.00%, 6/1/34	34,235	36,101
2.50%, 7/1/34	79,354	83,113
4.00%, 8/1/34	17,317	18,682
3.50%, 6/1/35(a)	100,000	105,543
3.50%, 1/1/36	19,663	21,106
3.00%, 6/1/36	170,524	180,448
3.50%, 7/1/36	52,332	55,730
3.00%, 11/1/36	83,447	89,146
3.00%, 2/1/37	85,393	90,381
3.50%, 4/1/38	35,898	38,211
4.50%, 9/1/39	23,811	26,494
4.50%, 8/1/40	46,655	51,915
5.50%, 9/1/40	67,501	78,332
3.50%, 6/1/42	17,439	18,922
4.00%, 7/1/42	96,950	107,477
4.00%, 9/1/42	304,165	334,891
3.00%, 1/1/43	91,790	98,942
3.00%, 4/1/43	98,574	105,552
3.50%, 5/1/43	25,663	27,870
3.00%, 6/1/43	106,799	116,104
4.00%, 6/1/43	10,571	11,637
3.00%, 8/1/43	196,918	211,851
3.50%, 8/1/43	215,650	234,254

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2020

Investments	Principal Amount	Value
4.00%, 11/1/43	$20,490	$22,486
3.00%, 2/1/44	79,526	85,148
4.00%, 2/1/44	131,087	144,248
4.50%, 2/1/44	154,749	176,864
4.50%, 5/1/44	17,312	19,220
4.00%, 9/1/44	82,620	90,510
4.00%, 10/1/44	138,114	151,200
3.50%, 2/1/45	145,914	158,291
5.00%, 2/1/45	71,036	78,606
3.50%, 3/1/45	91,559	98,506
3.50%, 4/1/45	94,062	101,494
3.50%, 6/1/45	150,157	163,394
4.00%, 8/1/45	151,271	164,422
3.50%, 12/1/45	303,789	325,414
3.00%, 1/1/46	146,078	154,769
3.50%, 1/1/46	108,351	116,373
3.50%, 2/1/46	57,833	62,129
3.50%, 4/1/46	23,893	25,634
4.00%, 4/1/46	19,628	21,131
3.00%, 5/1/46	121,208	128,328
3.50%, 5/1/46	181,188	194,089
4.50%, 5/1/46	99,682	108,927
4.00%, 7/1/46	60,117	65,035
3.00%, 9/1/46	100,463	106,252
3.00%, 10/1/46	68,036	71,977
4.00%, 10/1/46	30,137	32,618
2.50%, 11/1/46	19,450	20,519
3.00%, 11/1/46	200,078	212,280
3.50%, 11/1/46	33,336	35,816
3.00%, 1/1/47	73,564	77,810
3.00%, 2/1/47	38,259	40,457
4.00%, 2/1/47	29,254	31,502
3.50%, 3/1/47	14,841	15,788
4.00%, 3/1/47	31,483	33,869
4.00%, 5/1/47	89,246	95,864
4.00%, 8/1/47	95,499	103,561
3.50%, 11/1/47	271,660	288,478
4.50%, 11/1/47	55,942	60,797
3.00%, 12/1/47	158,063	167,053
3.50%, 12/1/47	104,410	111,044
3.00%, 1/1/48	38,027	40,045
3.50%, 1/1/48	117,816	124,979
4.00%, 7/1/48	31,192	33,179
4.50%, 7/1/48	112,236	121,364
4.00%, 8/1/48	84,506	89,997
4.50%, 9/1/48	50,980	55,102
4.00%, 3/1/49	126,265	134,308
5.50%, 4/1/49	50,369	55,643
4.00%, 6/1/49	464,225	505,444
3.00%, 8/1/49	92,328	97,229
3.50%, 9/1/49	177,634	187,344
2.50%, 1/1/50	169,876	176,499
3.00%, 6/1/50(a)	1,575,000	1,657,072

Total Federal National Mortgage Association		10,747,608

Government National Mortgage Association - 7.0%
3.00%, 4/20/33	67,627	71,300
5.00%, 2/20/43	41,313	46,727
3.50%, 3/20/43	212,625	232,927
4.00%, 5/20/43	42,159	46,694
4.00%, 6/20/43	78,530	87,030
3.00%, 8/20/43	106,684	113,799
5.00%, 4/20/44	91,537	103,310
3.50%, 7/20/44	134,652	144,953
4.00%, 7/20/44	26,504	29,047
5.00%, 7/20/44	16,338	18,396
3.50%, 8/20/44	169,583	182,564
5.00%, 8/20/44	15,657	17,672
3.00%, 9/20/44	76,753	81,872
4.50%, 9/20/44	59,538	65,751
3.00%, 1/20/45	32,014	34,138
4.00%, 4/20/45	157,671	172,564
3.00%, 7/20/45	235,668	251,308
3.50%, 11/20/45	142,222	153,100
3.00%, 12/20/45	179,748	191,382
3.50%, 12/20/45	252,195	271,512
4.50%, 12/20/45	60,550	66,851
3.00%, 5/20/46	31,347	33,387
3.50%, 9/20/46	156,028	168,066
3.00%, 10/20/46	44,603	47,417
3.00%, 12/20/46	21,491	22,837
4.00%, 12/20/46	47,169	50,951
4.00%, 1/20/47	45,124	48,744
4.50%, 1/20/47	51,063	56,482
3.50%, 2/20/47	61,684	66,220
3.50%, 4/20/47	91,539	98,218
3.00%, 5/20/47	92,458	98,255
4.00%, 7/20/47	65,148	70,252
3.00%, 8/20/47	84,564	89,932
4.00%, 8/20/47	53,378	57,565
4.50%, 10/20/47	24,238	26,459
3.00%, 11/20/47	104,464	110,913
3.00%, 12/20/47	88,242	93,669
3.50%, 1/20/48	287,738	309,167
4.00%, 1/20/48	28,907	31,124
3.00%, 2/20/48	152,070	161,322
4.50%, 6/20/48	66,607	72,312
3.50%, 7/20/48	98,573	105,229
4.00%, 9/20/48	97,558	104,754
4.50%, 9/20/48	60,228	65,202
5.50%, 10/20/48	68,847	74,880
4.50%, 1/20/49	68,006	73,242
5.00%, 3/20/49	59,773	64,992
3.50%, 8/20/49	104,955	111,406
4.00%, 10/20/49	147,794	157,493
2.50%, 6/1/50(a)	125,000	131,519
3.00%, 6/1/50(a)	750,000	793,652
3.50%, 6/1/50(a)	425,000	450,633
4.00%, 6/1/50(a)	250,000	266,318
4.50%, 6/1/50(a)	100,000	107,547

Total Government National Mortgage Association		6,603,056

Tennessee Valley Authority - 0.1%
5.25%, 9/15/39	50,000	73,925

Uniform Mortgage-Backed Securities - 3.0%
2.00%, 6/1/35(a)	100,000	103,164
2.50%, 6/1/35(a)	275,000	287,783
3.00%, 6/1/35(a)	250,000	263,577
4.00%, 6/1/35(a)	25,000	26,482
2.50%, 6/1/50(a)	300,000	311,285
3.50%, 6/1/50(a)	1,000,000	1,055,000
4.00%, 6/1/50(a)	200,000	212,930

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2020

Investments	Principal Amount	Value
4.50%, 6/1/50(a)	$400,000	$432,188
5.00%, 6/1/50(a)	125,000	136,631

Total Uniform Mortgage-Backed Securities		2,829,040

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $24,610,080)		25,782,241

U.S. GOVERNMENT OBLIGATIONS - 39.0%

U.S. Treasury Bonds - 10.2%
7.63%, 11/15/22	188,000	222,431
6.88%, 8/15/25	377,000	504,679
5.25%, 2/15/29	259,000	362,352
1.63%, 8/15/29	600,000	655,020
6.13%, 8/15/29	75,000	112,436
6.25%, 5/15/30	94,000	145,324
5.38%, 2/15/31	173,500	258,840
4.50%, 2/15/36	301,000	461,682
5.00%, 5/15/37	24,000	39,470
4.50%, 5/15/38	24,000	37,913
3.50%, 2/15/39	122,000	173,009
4.25%, 5/15/39	66,000	102,211
4.50%, 8/15/39	111,000	176,898
4.38%, 11/15/39	106,000	166,863
4.63%, 2/15/40	132,000	214,250
4.38%, 5/15/40	50,000	79,116
3.88%, 8/15/40	34,000	50,676
4.25%, 11/15/40	80,000	125,034
3.00%, 5/15/42	44,000	58,551
2.88%, 5/15/43	71,000	92,741
3.63%, 8/15/43	263,500	384,792
3.75%, 11/15/43	146,000	217,417
3.63%, 2/15/44	141,000	206,568
3.38%, 5/15/44	118,000	166,984
3.13%, 8/15/44	282,000	384,902
3.00%, 11/15/44	145,000	194,291
2.50%, 2/15/45	71,000	87,617
3.00%, 5/15/45	94,000	126,285
2.88%, 8/15/45	94,000	123,974
3.00%, 11/15/45	141,000	190,185
2.50%, 2/15/46	141,000	174,708
2.50%, 5/15/46	615,000	763,008
2.25%, 8/15/46	28,000	33,219
2.88%, 11/15/46	94,000	125,101
3.00%, 2/15/47	240,000	327,183
3.00%, 5/15/47	221,000	301,359
2.75%, 8/15/47	94,000	122,876
2.75%, 11/15/47	169,000	221,225
3.00%, 2/15/48	141,000	193,170
3.13%, 5/15/48	84,000	117,789
3.00%, 8/15/48	41,000	56,415
3.38%, 11/15/48	60,000	88,209
3.00%, 2/15/49	31,000	42,802
2.25%, 8/15/49	425,000	511,353
2.00%, 2/15/50	250,000	286,645

Total U.S. Treasury Bonds		9,487,573

U.S. Treasury Notes - 28.8%
1.13%, 6/30/21	330,000	333,300
2.63%, 7/15/21	310,000	318,440
1.13%, 7/31/21	500,000	505,449
2.25%, 7/31/21	250,000	255,996
2.13%, 8/15/21	162,100	165,864
1.13%, 8/31/21	254,000	257,011
1.13%, 9/30/21	71,000	71,888
2.13%, 9/30/21	282,000	289,309
1.25%, 10/31/21	99,000	100,500
2.00%, 10/31/21	89,000	91,303
2.00%, 11/15/21	113,000	116,006
1.38%, 1/31/22	200,000	204,016
1.50%, 1/31/22	188,000	192,164
1.88%, 1/31/22	188,000	193,343
2.00%, 2/15/22	200,000	206,273
2.50%, 2/15/22	200,000	207,945
1.75%, 2/28/22	200,000	205,531
1.88%, 2/28/22	200,000	205,953
2.38%, 3/15/22	200,000	207,895
0.38%, 3/31/22	500,000	501,992
1.75%, 4/30/22	250,000	257,627
1.88%, 4/30/22	250,000	258,169
1.75%, 5/15/22	278,000	286,622
1.75%, 6/30/22	500,000	516,465
1.75%, 7/15/22	250,000	258,379
1.88%, 7/31/22	500,000	518,428
1.50%, 8/15/22	250,000	257,353
1.63%, 8/15/22	184,000	189,933
1.63%, 8/31/22	188,000	194,147
1.88%, 8/31/22	188,000	195,263
1.50%, 9/15/22	250,000	257,646
1.75%, 9/30/22	188,000	194,918
1.88%, 9/30/22	188,000	195,458
1.38%, 10/15/22	405,000	416,549
1.63%, 11/15/22	491,000	508,511
1.50%, 1/15/23	500,000	517,344
1.75%, 1/31/23	282,000	293,781
2.38%, 1/31/23	282,000	298,474
1.38%, 2/15/23	200,000	206,484
1.50%, 2/28/23	250,000	259,062
0.50%, 3/15/23	250,000	252,236
1.50%, 3/31/23	212,000	219,933
2.50%, 3/31/23	565,000	601,968
2.75%, 4/30/23	188,000	201,990
1.75%, 5/15/23	306,000	320,093
2.75%, 5/31/23	188,000	202,342
1.38%, 6/30/23	127,000	131,619
1.25%, 7/31/23	94,000	97,128
2.50%, 8/15/23	188,000	201,828
1.38%, 9/30/23	188,000	195,285
1.63%, 10/31/23	94,000	98,544
2.25%, 12/31/23	411,000	440,789
2.25%, 1/31/24	104,000	111,705
2.75%, 2/15/24	132,000	144,287
2.13%, 2/29/24	329,000	352,255
2.13%, 3/31/24	612,000	656,155
2.00%, 4/30/24	541,000	578,141
2.50%, 5/15/24	282,000	307,050
2.00%, 5/31/24	235,000	251,404
2.38%, 8/15/24	329,000	358,122
1.25%, 8/31/24	400,000	416,781
1.50%, 9/30/24	150,000	157,963
1.50%, 10/31/24	300,000	316,160
2.25%, 10/31/24	250,000	271,650
2.25%, 11/15/24	419,000	455,613
2.13%, 11/30/24	321,000	347,508
2.25%, 12/31/24	349,000	380,137

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2020

Investments	Principal Amount	Value
2.50%, 1/31/25	$99,000	$109,136
2.00%, 2/15/25	485,000	523,592
1.13%, 2/28/25	500,000	519,873
2.75%, 2/28/25	99,000	110,416
0.50%, 3/31/25	480,000	484,566
2.63%, 3/31/25	250,000	277,798
2.88%, 4/30/25	188,000	211,493
2.13%, 5/15/25	282,000	307,027
2.88%, 5/31/25	410,000	461,971
2.75%, 6/30/25	350,000	392,643
2.00%, 8/15/25	404,000	438,577
2.25%, 11/15/25	282,000	310,674
1.63%, 2/15/26	300,000	320,906
2.25%, 3/31/26	150,000	165,976
1.63%, 5/15/26	100,000	107,115
1.50%, 8/15/26	221,000	235,313
2.25%, 2/15/27	94,000	105,067
2.38%, 5/15/27	235,000	265,486
2.25%, 8/15/27	207,000	232,790
2.25%, 11/15/27	58,000	65,403
2.75%, 2/15/28	193,000	225,490
2.88%, 5/15/28	218,000	257,730
2.88%, 8/15/28	337,000	399,799
3.13%, 11/15/28	191,000	231,341
2.63%, 2/15/29	400,000	469,352
2.38%, 5/15/29	55,000	63,533
1.75%, 11/15/29	150,000	165,700
1.50%, 2/15/30	160,000	173,081
2.88%, 5/15/49	100,000	135,322
2.38%, 11/15/49	350,000	432,770

Total U.S. Treasury Notes		26,979,417

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $33,214,780)		36,466,990

U.S. CORPORATE BONDS - 21.7%

United States - 21.7%
3M Co.
2.25%, 9/19/26(b)	5,000	5,351
3.13%, 9/19/46	23,000	24,712
3.63%, 10/15/47(b)	18,000	20,952
Abbott Laboratories
3.40%, 11/30/23(b)	14,000	15,350
6.15%, 11/30/37(b)	28,000	41,794
4.75%, 4/15/43	10,000	13,299
AbbVie, Inc.
3.45%, 3/15/22(c)	23,000	23,920
3.60%, 5/14/25	57,000	62,863
4.55%, 3/15/35(c)	10,000	11,734
4.75%, 3/15/45(c)	5,000	5,988
4.70%, 5/14/45	48,000	57,538
Activision Blizzard, Inc.
2.30%, 9/15/21(b)	5,000	5,093
2.60%, 6/15/22	23,000	23,810
3.40%, 6/15/27(b)	50,000	54,558
Aetna, Inc.
4.75%, 3/15/44	18,000	21,858
3.88%, 8/15/47	43,000	47,369
Air Lease Corp.
3.38%, 6/1/21	34,000	32,747
2.63%, 7/1/22	5,000	4,740
3.88%, 7/3/23	5,000	4,714
4.25%, 9/15/24	5,000	4,693
3.63%, 4/1/27	23,000	20,214
3.63%, 12/1/27(b)	69,000	61,043
Aircastle Ltd.
5.00%, 4/1/23	5,000	4,395
Alexandria Real Estate Equities, Inc.
3.90%, 6/15/23(b)	19,000	20,312
4.00%, 1/15/24	5,000	5,437
3.45%, 4/30/25	18,000	19,840
Allstate Corp. (The)
3.28%, 12/15/26(b)	18,000	19,992
Altria Group, Inc.
2.85%, 8/9/22	21,000	21,818
4.80%, 2/14/29	25,000	28,871
5.38%, 1/31/44	48,000	56,649
Amazon.com, Inc.
4.05%, 8/22/47	23,000	30,391
4.25%, 8/22/57	92,000	128,261
Ameren Illinois Co.
3.80%, 5/15/28(b)	48,000	55,643
American Express Co.
2.75%, 5/20/22	50,000	51,937
3.40%, 2/22/24	50,000	54,175
3.63%, 12/5/24	44,000	48,375
4.05%, 12/3/42	18,000	21,143
American Express Credit Corp.
2.70%, 3/3/22	44,000	45,529
3.30%, 5/3/27(b)	10,000	11,118
American Financial Group, Inc.
4.50%, 6/15/47	25,000	24,707
American Honda Finance Corp.
1.70%, 9/9/21	23,000	23,213
3.38%, 12/10/21	18,000	18,566
2.90%, 2/16/24(b)	5,000	5,236
2.30%, 9/9/26	5,000	5,119
American International Group, Inc.
4.88%, 6/1/22	5,000	5,381
4.70%, 7/10/35(b)	5,000	5,882
4.75%, 4/1/48	28,000	32,485
8.18%, 5/15/68, (8.175% fixed rate until 5/15/38; 3-month U.S. dollar London Interbank Offered Rate + 4.195% thereafter)(d)	50,000	61,895
American Tower Corp.
2.95%, 1/15/25	50,000	53,455
3.60%, 1/15/28	33,000	36,541
American Water Capital Corp.
2.95%, 9/1/27	29,000	31,293
3.75%, 9/1/47	5,000	5,692
AmerisourceBergen Corp.
3.40%, 5/15/24	18,000	19,244
Amgen, Inc.
2.25%, 8/19/23(b)	5,000	5,228
4.66%, 6/15/51	82,000	107,134
Anthem, Inc.
3.50%, 8/15/24	5,000	5,475
6.38%, 6/15/37	18,000	25,325

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2020

Investments	Principal Amount	Value
4.65%, 1/15/43	$65,000	$80,673
Apple, Inc.
2.40%, 5/3/23	18,000	19,068
3.00%, 2/9/24	18,000	19,539
2.85%, 5/11/24(b)	48,000	52,044
1.13%, 5/11/25	10,000	10,177
3.25%, 2/23/26	50,000	56,483
3.00%, 6/20/27	23,000	25,781
2.20%, 9/11/29(b)	75,000	80,642
1.65%, 5/11/30	5,000	5,085
4.45%, 5/6/44(b)	18,000	23,740
4.38%, 5/13/45	18,000	23,598
3.75%, 11/13/47	23,000	27,938
2.65%, 5/11/50	10,000	10,379
Applied Materials, Inc.
5.85%, 6/15/41	25,000	36,790
Aptiv Corp.
4.15%, 3/15/24	5,000	5,279
Archer-Daniels-Midland Co.
3.38%, 3/15/22	44,000	46,079
4.02%, 4/16/43	9,000	10,544
Ares Capital Corp.
4.25%, 3/1/25(b)	18,000	17,511
Ascension Health
4.85%, 11/15/53	24,000	32,341
Assurant, Inc.
4.00%, 3/15/23	18,000	18,875
4.20%, 9/27/23	18,000	18,904
AT&T, Inc.
3.00%, 2/15/22	23,000	23,852
3.20%, 3/1/22	48,000	49,740
3.40%, 6/15/22	50,000	52,297
3.55%, 6/1/24	69,000	74,424
3.80%, 2/15/27	49,000	53,700
4.30%, 2/15/30	25,000	28,488
5.38%, 10/15/41	5,000	6,132
4.30%, 12/15/42(b)	25,000	27,738
5.35%, 12/15/43	24,000	29,344
4.35%, 6/15/45(b)	46,000	51,411
4.75%, 5/15/46	10,000	11,675
5.45%, 3/1/47	10,000	12,635
AutoNation, Inc.
3.50%, 11/15/24	18,000	18,132
4.50%, 10/1/25(b)	18,000	18,725
AutoZone, Inc.
3.25%, 4/15/25	18,000	19,297
4.00%, 4/15/30(b)	50,000	56,530
AvalonBay Communities, Inc.
2.30%, 3/1/30(b)	50,000	51,085
AXIS Specialty Finance LLC
3.90%, 7/15/29	50,000	52,756
Baker Hughes a GE Co. LLC
3.34%, 12/15/27	48,000	49,917
Bank of America Corp.
4.10%, 7/24/23	25,000	27,374
3.00%, 12/20/23, (3.004% fixed rate until 12/20/22; 3-month U.S. dollar London Interbank Offered Rate + 0.79% thereafter)(d)	105,000	109,713
4.13%, 1/22/24(b)	48,000	52,926
3.55%, 3/5/24, (3.55% fixed rate until 3/5/23; 3-month U.S. dollar London Interbank Offered Rate + 0. 78% thereafter)(d)	10,000	10,628
4.00%, 4/1/24	50,000	55,329
4.20%, 8/26/24	48,000	53,022
2.46%, 10/22/25, (2.456% fixed rate until 10/22/24; 3-month U.S. dollar London Interbank Offered Rate + 0.87% thereafter)(d)	50,000	52,074
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(b)(d)	94,000	102,459
7.75%, 5/14/38	100,000	160,382
5.88%, 2/7/42	10,000	14,479
5.00%, 1/21/44(b)	10,000	13,187
4.75%, 4/21/45, Series L	10,000	12,594
3.95%, 1/23/49, (3.946% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.19% thereafter)(d)	18,000	20,914
BankUnited, Inc.
4.88%, 11/17/25	18,000	19,352
Baylor Scott & White Holdings
4.19%, 11/15/45	24,000	30,397
Becton Dickinson and Co.
2.89%, 6/6/22	19,000	19,744
Bemis Co., Inc.
4.50%, 10/15/21	5,000	5,142
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	23,000	25,858
3.70%, 7/15/30(c)	25,000	29,106
3.80%, 7/15/48	25,000	28,958
Berkshire Hathaway Finance Corp.
1.85%, 3/12/30(b)	50,000	51,658
4.20%, 8/15/48(b)	20,000	25,013
Berkshire Hathaway, Inc.
3.75%, 8/15/21	5,000	5,228
Black Hills Corp.
4.35%, 5/1/33	25,000	27,922
BlackRock, Inc.
3.50%, 3/18/24	18,000	19,985
Boardwalk Pipelines L.P.
4.95%, 12/15/24	5,000	4,857
4.45%, 7/15/27	18,000	17,253
Boeing Co. (The)
4.88%, 5/1/25	25,000	26,569
2.25%, 6/15/26	5,000	4,660
5.15%, 5/1/30	20,000	21,473
5.88%, 2/15/40(b)	10,000	10,857
5.93%, 5/1/60	30,000	34,905
Boston Properties L.P.
3.85%, 2/1/23	5,000	5,316
3.13%, 9/1/23	19,000	19,885
3.65%, 2/1/26(b)	5,000	5,375
2.75%, 10/1/26	24,000	24,812
BP Capital Markets America, Inc.
2.75%, 5/10/23(b)	28,000	29,448

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2020

Investments	Principal Amount	Value
3.12%, 5/4/26	$5,000	$5,463
Bristol-Myers Squibb Co.
4.00%, 8/15/23(c)	18,000	19,869
3.45%, 11/15/27(b)(c)	28,000	32,012
3.40%, 7/26/29(c)	50,000	57,427
4.25%, 10/26/49(b)(c)	50,000	66,056
Brixmor Operating Partnership L.P.
3.65%, 6/15/24	5,000	4,969
Broadcom Corp.
3.63%, 1/15/24	59,000	62,147
3.13%, 1/15/25	5,000	5,174
3.88%, 1/15/27	23,000	24,256
3.50%, 1/15/28(b)	5,000	5,139
Broadcom, Inc.
4.15%, 11/15/30(c)	20,000	21,021
Burlington Northern Santa Fe LLC
3.00%, 4/1/25(b)	18,000	19,945
7.00%, 12/15/25	47,000	60,453
6.15%, 5/1/37	10,000	14,020
5.15%, 9/1/43	48,000	64,398
3.90%, 8/1/46	5,000	5,838
Burlington Resources LLC
7.40%, 12/1/31	14,000	19,679
Capital One Financial Corp.
3.45%, 4/30/21	23,000	23,497
4.75%, 7/15/21	5,000	5,206
3.50%, 6/15/23(b)	28,000	29,553
Carlisle Cos., Inc.
3.75%, 12/1/27	18,000	18,788
Caterpillar Financial Services Corp.
3.15%, 9/7/21(b)	5,000	5,160
2.95%, 2/26/22	25,000	25,992
2.85%, 6/1/22	5,000	5,206
2.40%, 6/6/22	5,000	5,201
3.75%, 11/24/23	33,000	36,380
Cboe Global Markets, Inc.
3.65%, 1/12/27(b)	5,000	5,509
CBRE Services, Inc.
4.88%, 3/1/26	5,000	5,411
Celanese U.S. Holdings LLC
5.88%, 6/15/21	5,000	5,195
Celgene Corp.
4.00%, 8/15/23	3,000	3,254
CenterPoint Energy Resources Corp.
3.55%, 4/1/23	9,000	9,543
4.10%, 9/1/47	5,000	5,360
CenterPoint Energy, Inc.
3.85%, 2/1/24	18,000	19,474
Charter Communications Operating LLC
4.46%, 7/23/22	50,000	53,249
4.50%, 2/1/24(b)	18,000	19,958
5.05%, 3/30/29	50,000	58,611
6.38%, 10/23/35	5,000	6,562
6.83%, 10/23/55	23,000	31,301
Children’s Hospital Corp. (The)
4.12%, 1/1/47, Series 2017	25,000	29,834
Chubb INA Holdings, Inc.
2.70%, 3/13/23	68,000	71,637
3.15%, 3/15/25	18,000	19,642
Church & Dwight Co., Inc.
2.88%, 10/1/22	5,000	5,120
Cigna Corp.
3.40%, 3/1/27(c)	10,000	10,989
6.13%, 11/15/41(c)	94,000	136,080
3.88%, 10/15/47(c)	5,000	5,664
Cintas Corp. No. 2
2.90%, 4/1/22	5,000	5,188
3.25%, 6/1/22	28,000	29,115
3.70%, 4/1/27	23,000	25,807
Cisco Systems, Inc.
1.85%, 9/20/21	10,000	10,191
3.00%, 6/15/22	5,000	5,278
2.60%, 2/28/23	5,000	5,338
5.90%, 2/15/39	15,000	22,037
Citigroup, Inc.
4.50%, 1/14/22	50,000	52,853
3.30%, 4/27/25	9,000	9,820
5.50%, 9/13/25	25,000	29,214
3.70%, 1/12/26	9,000	9,874
4.45%, 9/29/27(b)	64,000	71,345
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month U.S. dollar London Interbank Offered Rate + 1.151% thereafter)(d)	74,000	80,301
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month U.S. dollar London Interbank Offered Rate + 1.338% thereafter)(d)	100,000	112,266
6.63%, 6/15/32	5,000	6,612
6.68%, 9/13/43	19,000	27,630
Cleco Corporate Holdings LLC
3.74%, 5/1/26	23,000	23,850
CME Group, Inc.
3.00%, 3/15/25	5,000	5,492
5.30%, 9/15/43	5,000	7,419
4.15%, 6/15/48	5,000	6,718
CNH Industrial Capital LLC
4.38%, 4/5/22	5,000	5,151
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	5,000	6,087
Comcast Corp.
3.13%, 7/15/22	5,000	5,291
2.75%, 3/1/23	50,000	52,907
3.70%, 4/15/24	23,000	25,432
3.30%, 2/1/27	23,000	25,670
3.55%, 5/1/28(b)	136,000	154,402
6.45%, 3/15/37	27,000	39,539
3.40%, 7/15/46	10,000	10,988
3.97%, 11/1/47	28,000	33,205
4.05%, 11/1/52(b)	28,000	33,610
4.95%, 10/15/58	28,000	39,346
CommonSpirit Health
3.35%, 10/1/29	27,000	27,257
Commonwealth Edison Co.
4.70%, 1/15/44	15,000	19,516
Conagra Brands, Inc.
7.00%, 10/1/28	19,000	25,486

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2020

Investments	Principal Amount	Value
Concho Resources, Inc.
3.75%, 10/1/27	$23,000	$24,103
Connecticut Light & Power Co. (The)
4.30%, 4/15/44	15,000	18,463
ConocoPhillips
6.50%, 2/1/39(b)	18,000	26,103
Consolidated Edison Co. of New York, Inc.
4.00%, 11/15/57, Series C	43,000	49,116
Constellation Brands, Inc.
3.15%, 8/1/29(b)	25,000	26,239
5.25%, 11/15/48	44,000	55,388
Consumers Energy Co.
3.95%, 7/15/47	25,000	30,393
Corning, Inc.
5.85%, 11/15/68	18,000	22,125
5.45%, 11/15/79	50,000	57,267
Costco Wholesale Corp.
2.30%, 5/18/22	5,000	5,186
3.00%, 5/18/27(b)	5,000	5,736
Crown Castle International Corp.
5.25%, 1/15/23	26,000	28,681
3.15%, 7/15/23	18,000	19,140
4.30%, 2/15/29	50,000	57,604
4.75%, 5/15/47(b)	25,000	31,224
CSX Corp.
4.50%, 8/1/54	18,000	22,790
CVS Health Corp.
4.00%, 12/5/23	48,000	52,386
6.25%, 6/1/27	48,000	59,751
3.25%, 8/15/29	25,000	27,033
4.88%, 7/20/35	48,000	59,107
5.30%, 12/5/43	48,000	61,355
5.05%, 3/25/48	10,000	12,868
Darden Restaurants, Inc.
3.85%, 5/1/27	68,000	68,564
Dell International LLC
4.42%, 6/15/21(c)	15,000	15,284
8.35%, 7/15/46(c)	23,000	29,211
Digital Realty Trust L.P.
3.95%, 7/1/22(b)	19,000	19,882
Dignity Health
5.27%, 11/1/64	25,000	26,819
Discovery Communications LLC
4.88%, 4/1/43	23,000	24,381
5.20%, 9/20/47	10,000	11,138
Dominion Energy South Carolina, Inc.
5.10%, 6/1/65	34,000	47,844
Dominion Energy, Inc.
3.90%, 10/1/25	5,000	5,572
5.95%, 6/15/35, Series B(b)	5,000	6,436
4.60%, 3/15/49, Series A	50,000	61,434
Dover Corp.
3.15%, 11/15/25(b)	23,000	24,430
Dow Chemical Co. (The)
7.38%, 11/1/29(b)	5,000	6,965
4.25%, 10/1/34(b)	23,000	25,271
9.40%, 5/15/39	25,000	41,322
4.38%, 11/15/42(b)	5,000	5,517
DR Horton, Inc.
4.38%, 9/15/22	18,000	18,916
DTE Electric Co.
3.75%, 8/15/47(b)	25,000	29,330
Duke Energy Carolinas LLC
3.70%, 12/1/47	48,000	55,651
Duke Energy Corp.
3.15%, 8/15/27	23,000	25,143
Duke Energy Florida LLC
6.40%, 6/15/38(b)	43,500	65,884
Duke Energy Ohio, Inc.
3.80%, 9/1/23	18,000	19,576
DXC Technology Co.
4.75%, 4/15/27	10,000	10,436
Eagle Materials, Inc.
4.50%, 8/1/26	15,000	15,325
Eastman Chemical Co.
3.50%, 12/1/21	18,000	18,565
4.80%, 9/1/42	23,000	26,490
Eaton Vance Corp.
3.50%, 4/6/27	18,000	19,404
eBay, Inc.
2.75%, 1/30/23(b)	50,000	52,133
Ecolab, Inc.
3.25%, 1/14/23	18,000	18,974
2.70%, 11/1/26	5,000	5,480
3.25%, 12/1/27(b)	50,000	56,024
Emerson Electric Co.
2.63%, 12/1/21(b)	50,000	51,311
2.63%, 2/15/23	5,000	5,215
Enable Midstream Partners L.P.
3.90%, 5/15/24	23,000	21,424
Enbridge Energy Partners L.P.
5.88%, 10/15/25	5,000	5,865
Energy Transfer Operating L.P.
4.65%, 6/1/21	44,000	44,736
4.20%, 9/15/23, Series 5Y	5,000	5,205
4.90%, 3/15/35(b)	38,000	37,129
6.63%, 10/15/36	19,000	20,563
Entergy Louisiana LLC
4.00%, 3/15/33	5,000	6,023
Enterprise Products Operating LLC
3.35%, 3/15/23	32,000	33,926
6.88%, 3/1/33, Series D	19,000	23,876
6.45%, 9/1/40(b)	50,000	64,451
4.25%, 2/15/48	44,000	47,911
Equitable Holdings, Inc.
4.35%, 4/20/28(b)	48,000	51,598
ERP Operating L.P.
3.00%, 7/1/29	50,000	53,982
Exelon Corp.
5.10%, 6/15/45	33,000	42,284
4.70%, 4/15/50(b)	25,000	31,729
Expedia Group, Inc.
3.80%, 2/15/28	5,000	4,625
Exxon Mobil Corp.
3.04%, 3/1/26	23,000	25,517
3.57%, 3/6/45	23,000	25,494
FedEx Corp.
3.40%, 1/14/22	50,000	52,138
4.00%, 1/15/24	5,000	5,539
3.20%, 2/1/25	18,000	19,593

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2020

Investments	Principal Amount	Value
4.20%, 10/17/28	$18,000	$19,922
3.90%, 2/1/35	19,000	20,321
3.88%, 8/1/42	5,000	4,791
4.75%, 11/15/45	5,000	5,332
4.40%, 1/15/47(b)	18,000	18,441
Fidelity National Information Services, Inc.
3.50%, 4/15/23	23,000	24,525
Fifth Third Bancorp
8.25%, 3/1/38	20,000	29,955
FirstEnergy Corp.
3.90%, 7/15/27, Series B	18,000	20,138
7.38%, 11/15/31, Series C	5,000	7,352
Fiserv, Inc.
3.20%, 7/1/26	50,000	54,560
Flex Ltd.
5.00%, 2/15/23	5,000	5,241
Florida Power & Light Co.
3.70%, 12/1/47	5,000	6,040
4.13%, 6/1/48	28,000	36,346
Ford Motor Co.
4.75%, 1/15/43	25,000	19,219
General Dynamics Corp.
2.13%, 8/15/26(b)	18,000	19,208
3.75%, 5/15/28	23,000	26,598
General Electric Co.
4.65%, 10/17/21	26,000	26,992
6.75%, 3/15/32, Series A	28,000	33,574
6.15%, 8/7/37(b)	24,000	27,560
5.88%, 1/14/38	74,000	82,777
General Mills, Inc.
4.55%, 4/17/38(b)	28,000	34,713
General Motors Co.
4.20%, 10/1/27	71,000	69,983
General Motors Financial Co., Inc.
3.55%, 4/9/21	5,000	5,001
3.45%, 4/10/22	5,000	5,010
3.15%, 6/30/22	5,000	4,989
4.00%, 1/15/25(b)	76,000	76,672
4.30%, 7/13/25	5,000	5,103
4.35%, 1/17/27	5,000	5,009
George Washington University (The)
4.13%, 9/15/48, Series 2018	26,000	31,291
Georgia Power Co.
3.25%, 4/1/26	25,000	27,018
4.30%, 3/15/43(b)	47,000	54,400
Georgia-Pacific LLC
7.75%, 11/15/29	5,000	7,314
Gilead Sciences, Inc.
3.50%, 2/1/25	5,000	5,579
3.65%, 3/1/26	69,000	78,446
5.65%, 12/1/41(b)	13,000	18,958
4.50%, 2/1/45	18,000	23,316
Global Payments, Inc.
3.75%, 6/1/23(b)	23,000	24,477
GLP Capital L.P.
5.38%, 11/1/23	18,000	18,100
5.75%, 6/1/28	18,000	17,940
Goldman Sachs Capital I
6.35%, 2/15/34	19,000	25,497
Goldman Sachs Group, Inc. (The)
3.00%, 4/26/22	10,000	10,175
3.63%, 1/22/23	28,000	29,940
3.20%, 2/23/23(b)	28,000	29,480
3.50%, 1/23/25	50,000	53,723
3.27%, 9/29/25, (3.272% fixed rate until 9/29/24; 3-month U.S. dollar London Interbank Offered Rate + 1.201% thereafter)(d)	50,000	52,897
3.75%, 2/25/26(b)	5,000	5,490
5.95%, 1/15/27	23,000	28,146
3.85%, 1/26/27	23,000	25,335
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month U.S. dollar London Interbank Offered Rate + 1.51% thereafter)(b)(d)	23,000	25,219
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.158% thereafter)(d)	71,000	78,274
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month U.S. dollar London Interbank Offered Rate + 1.301% thereafter)(d)	50,000	56,403
6.13%, 2/15/33(b)	9,000	12,397
5.15%, 5/22/45(b)	18,000	22,299
Halliburton Co.
6.70%, 9/15/38	18,000	20,707
HCA, Inc.
4.13%, 6/15/29	50,000	54,391
Healthcare Trust of America Holdings L.P.
3.75%, 7/1/27	5,000	5,042
Healthpeak Properties, Inc.
3.15%, 8/1/22(b)	28,000	28,222
3.88%, 8/15/24(b)	5,000	5,342
Hershey Co. (The)
2.30%, 8/15/26	23,000	24,691
Hess Corp.
7.88%, 10/1/29	50,000	55,395
6.00%, 1/15/40(b)	23,000	22,926
Hewlett Packard Enterprise Co.
4.40%, 10/15/22	48,000	51,416
6.20%, 10/15/35	23,000	27,520
Home Depot, Inc. (The)
3.25%, 3/1/22(b)	94,000	98,839
2.80%, 9/14/27(b)	23,000	25,986
5.88%, 12/16/36	15,000	21,833
Honeywell International, Inc.
2.50%, 11/1/26	10,000	10,948
HP, Inc.
4.38%, 9/15/21(b)	50,000	52,122
Hubbell, Inc.
3.15%, 8/15/27(b)	23,000	23,619
Hudson Pacific Properties L.P.
3.95%, 11/1/27	5,000	4,965
Humana, Inc.
4.80%, 3/15/47(b)	23,000	29,748
Hyatt Hotels Corp.
3.38%, 7/15/23	48,000	46,781

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2020

Investments	Principal Amount	Value
Illinois Tool Works, Inc.
2.65%, 11/15/26(b)	$5,000	$5,543
Ingersoll-Rand Luxembourg Finance S.A.
3.55%, 11/1/24	25,000	26,973
Intel Corp.
3.30%, 10/1/21	10,000	10,411
3.75%, 3/25/27(b)	50,000	58,399
4.10%, 5/11/47	18,000	22,616
4.75%, 3/25/50(b)	25,000	34,313
Intercontinental Exchange, Inc.
3.75%, 12/1/25	5,000	5,677
3.10%, 9/15/27(b)	5,000	5,473
International Business Machines Corp.
6.22%, 8/1/27(b)	34,000	43,834
5.88%, 11/29/32	24,000	34,199
4.00%, 6/20/42(b)	50,000	58,550
International Flavors & Fragrances, Inc.
5.00%, 9/26/48(b)	5,000	5,645
International Lease Finance Corp.
5.88%, 8/15/22	76,000	76,712
International Paper Co.
3.80%, 1/15/26(b)	5,000	5,540
7.30%, 11/15/39	25,000	35,425
4.80%, 6/15/44	5,000	5,733
4.35%, 8/15/48(b)	10,000	11,411
Invesco Finance PLC
4.00%, 1/30/24	18,000	19,133
ITC Holdings Corp.
5.30%, 7/1/43	15,000	18,584
Jabil, Inc.
4.70%, 9/15/22	5,000	5,267
3.95%, 1/12/28	50,000	51,783
Jefferies Group LLC
6.45%, 6/8/27	25,000	27,790
John Deere Capital Corp.
2.80%, 3/6/23(b)	24,000	25,477
3.45%, 6/7/23	5,000	5,412
2.80%, 9/8/27(b)	69,000	76,773
Johnson & Johnson
2.45%, 12/5/21	50,000	51,558
2.63%, 1/15/25	48,000	52,472
4.50%, 9/1/40	19,000	25,144
Johnson Controls International PLC
6.00%, 1/15/36(b)	18,000	22,553
JPMorgan Chase & Co.
4.50%, 1/24/22(b)	54,000	57,426
3.20%, 1/25/23	142,000	150,487
3.88%, 2/1/24(b)	50,000	55,254
3.56%, 4/23/24, (3.559% fixed rate until 4/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.73% thereafter)(d)	5,000	5,332
2.01%, 3/13/26, (2.005% fixed rate until 3/13/25; Secured Overnight Financing Rate + 1.585% thereafter)(b)(d)	50,000	51,004
3.30%, 4/1/26	10,000	10,954
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(d)	50,000	54,769
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month U.S. dollar London Interbank Offered Rate + 0.945% thereafter)(d)	23,000	25,151
5.50%, 10/15/40	35,000	48,394
5.63%, 8/16/43(b)	68,000	94,096
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.22% thereafter)(d)	48,000	55,462
Kaiser Foundation Hospitals
3.15%, 5/1/27(b)	24,000	26,350
4.15%, 5/1/47	9,000	11,194
Keurig Dr. Pepper, Inc.
2.55%, 9/15/26(b)	23,000	24,373
4.42%, 12/15/46	23,000	27,212
KeyCorp
4.15%, 10/29/25	69,000	77,327
Kimberly-Clark Corp.
3.90%, 5/4/47	50,000	62,816
Kimco Realty Corp.
3.30%, 2/1/25(b)	18,000	18,234
2.80%, 10/1/26(b)	5,000	4,836
Kinder Morgan Energy Partners L.P.
3.45%, 2/15/23	5,000	5,231
3.50%, 9/1/23	5,000	5,294
6.55%, 9/15/40(b)	50,000	63,081
5.50%, 3/1/44	18,000	21,611
5.40%, 9/1/44(b)	19,000	22,487
Kinder Morgan, Inc.
7.75%, 1/15/32(b)	5,000	6,743
KLA Corp.
3.30%, 3/1/50	25,000	25,414
Kroger Co. (The)
3.70%, 8/1/27	18,000	20,393
5.15%, 8/1/43	18,000	23,099
Laboratory Corp. of America Holdings
3.20%, 2/1/22	71,000	73,652
Lam Research Corp.
2.80%, 6/15/21	5,000	5,112
Legg Mason, Inc.
5.63%, 1/15/44	5,000	5,996
Lincoln National Corp.
3.80%, 3/1/28	5,000	5,330
Lockheed Martin Corp.
6.15%, 9/1/36, Series B	39,000	56,308
4.09%, 9/15/52	24,000	31,064

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2020

Investments	Principal Amount	Value
Loews Corp.
3.75%, 4/1/26	$18,000	$19,825
Lowe’s Cos., Inc.
3.80%, 11/15/21	5,000	5,203
3.12%, 4/15/22	5,000	5,208
2.50%, 4/15/26	5,000	5,331
4.05%, 5/3/47	15,000	17,279
Lubrizol Corp. (The)
6.50%, 10/1/34	14,000	21,550
LYB International Finance B.V.
4.88%, 3/15/44	5,000	5,746
LYB International Finance II B.V.
3.50%, 3/2/27(b)	23,000	24,648
LyondellBasell Industries N.V.
4.63%, 2/26/55	20,000	21,563
Marathon Oil Corp.
2.80%, 11/1/22	24,000	23,275
3.85%, 6/1/25(b)	5,000	4,741
6.80%, 3/15/32	5,000	5,032
Marathon Petroleum Corp.
5.38%, 10/1/22	18,000	18,147
6.50%, 3/1/41(b)	50,000	58,860
5.00%, 9/15/54	50,000	48,347
Marriott International, Inc.
3.13%, 10/15/21, Series N	5,000	4,958
Marsh & McLennan Cos., Inc.
3.30%, 3/14/23	18,000	19,053
4.20%, 3/1/48	5,000	6,044
Martin Marietta Materials, Inc.
3.50%, 12/15/27	5,000	5,356
Marvell Technology Group Ltd.
4.20%, 6/22/23	5,000	5,292
Massachusetts Institute of Technology
3.89%, 7/1/2116	19,000	23,811
McCormick & Co., Inc.
2.70%, 8/15/22(b)	5,000	5,219
4.20%, 8/15/47	25,000	29,391
McDonald’s Corp.
3.38%, 5/26/25	5,000	5,520
6.30%, 10/15/37	19,000	26,877
3.70%, 2/15/42	19,000	20,998
3.63%, 9/1/49	25,000	27,490
McKesson Corp.
3.95%, 2/16/28(b)	5,000	5,669
Merck & Co., Inc.
2.35%, 2/10/22	51,000	52,691
2.40%, 9/15/22	5,000	5,211
6.50%, 12/1/33	50,000	76,640
MetLife, Inc.
3.60%, 11/13/25	94,000	106,545
Microsoft Corp.
3.30%, 2/6/27(b)	92,000	105,817
4.10%, 2/6/37	48,000	61,148
3.50%, 11/15/42(b)	23,000	27,832
4.88%, 12/15/43	25,000	36,103
4.25%, 2/6/47(b)	18,000	24,485
4.50%, 2/6/57(b)	18,000	26,145
MidAmerican Energy Co.
4.80%, 9/15/43	15,000	19,587
Molson Coors Beverage Co.
5.00%, 5/1/42	5,000	5,164
Moody’s Corp.
3.25%, 6/7/21	5,000	5,135
2.75%, 12/15/21	5,000	5,141
3.25%, 1/15/28(b)	18,000	19,894
Morgan Stanley
5.50%, 7/28/21	34,000	35,817
4.88%, 11/1/22	44,000	47,770
3.13%, 1/23/23(b)	50,000	52,802
3.75%, 2/25/23	28,000	29,995
4.10%, 5/22/23	50,000	53,751
3.70%, 10/23/24	30,000	33,021
4.00%, 7/23/25	9,000	10,083
3.88%, 1/27/26	9,000	10,132
3.13%, 7/27/26	9,000	9,798
3.59%, 7/22/28, (3.591% fixed rate until 7/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.34% thereafter)(d)	32,000	35,230
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month U.S. dollar London Interbank Offered Rate + 1.14% thereafter)(b)(d)	24,000	26,808
3.97%, 7/22/38, (3.971% fixed rate until 7/22/37; 3-month U.S. dollar London Interbank Offered Rate + 1.455% thereafter)(b)(d)	19,000	21,770
4.38%, 1/22/47(b)	14,000	17,525
Mosaic Co. (The)
4.88%, 11/15/41	10,000	9,384
5.63%, 11/15/43(b)	25,000	25,643
Motorola Solutions, Inc.
3.50%, 3/1/23	5,000	5,233
Mount Sinai Hospitals Group, Inc.
3.98%, 7/1/48, Series 2017	5,000	5,241
MPLX L.P.
4.00%, 3/15/28(b)	18,000	18,576
Mylan N.V.
3.95%, 6/15/26(b)	10,000	10,895
National Rural Utilities Cooperative Finance Corp.
3.40%, 2/7/28(b)	5,000	5,587
3.90%, 11/1/28	18,000	20,642
4.02%, 11/1/32	18,000	20,651
NBCUniversal Media LLC
5.95%, 4/1/41(b)	5,000	7,242
NIKE, Inc.
3.88%, 11/1/45	5,000	6,140
3.38%, 11/1/46	5,000	5,689
NiSource, Inc.
3.65%, 6/15/23	5,000	5,359
5.25%, 2/15/43	5,000	6,327
5.65%, 2/1/45(b)	5,000	6,722
3.95%, 3/30/48	18,000	20,350
Noble Energy, Inc.
3.90%, 11/15/24(b)	5,000	4,947
Nordstrom, Inc.
6.95%, 3/15/28	5,000	4,655

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2020

Investments	Principal Amount	Value
Norfolk Southern Corp.
3.25%, 12/1/21	$5,000	$5,154
2.90%, 2/15/23	10,000	10,531
3.15%, 6/1/27(b)	23,000	25,044
4.05%, 8/15/52	5,000	5,818
Northrop Grumman Corp.
3.50%, 3/15/21	5,000	5,113
3.25%, 8/1/23	48,000	51,956
3.20%, 2/1/27	23,000	25,257
NVIDIA Corp.
2.20%, 9/16/21(b)	5,000	5,105
NVR, Inc.
3.95%, 9/15/22(b)	5,000	5,336
NYU Langone Hospitals
3.38%, 7/1/55, Series 2020	25,000	23,535
Omega Healthcare Investors, Inc.
4.50%, 4/1/27	18,000	17,373
4.75%, 1/15/28	23,000	22,657
Oncor Electric Delivery Co. LLC
5.75%, 3/15/29	34,000	44,362
5.30%, 6/1/42	48,000	66,904
ONEOK, Inc.
4.00%, 7/13/27	18,000	17,730
4.55%, 7/15/28	78,000	78,204
Oracle Corp.
3.63%, 7/15/23	23,000	25,129
2.50%, 4/1/25	50,000	53,269
2.65%, 7/15/26(b)	71,000	77,024
4.50%, 7/8/44(b)	23,000	28,793
4.00%, 11/15/47(b)	18,000	21,206
Owens Corning
4.30%, 7/15/47	23,000	21,979
Packaging Corp. of America
4.50%, 11/1/23(b)	43,000	47,388
Parker-Hannifin Corp.
3.50%, 9/15/22(b)	5,000	5,230
3.30%, 11/21/24	18,000	19,252
6.25%, 5/15/38	15,000	19,938
Partners Healthcare System, Inc.
3.34%, 7/1/60, Series 2020	25,000	26,104
PeaceHealth Obligated Group
4.79%, 11/15/48, Series 2018	50,000	64,667
People’s United Financial, Inc.
3.65%, 12/6/22	55,000	57,297
PepsiCo, Inc.
3.00%, 8/25/21	50,000	51,603
2.63%, 3/19/27(b)	50,000	54,748
3.00%, 10/15/27	28,000	31,430
2.75%, 3/19/30(b)	50,000	55,261
4.25%, 10/22/44	23,000	28,715
Pfizer, Inc.
3.00%, 12/15/26(b)	10,000	11,408
7.20%, 3/15/39	89,000	146,369
4.30%, 6/15/43(b)	5,000	6,390
Philip Morris International, Inc.
2.50%, 8/22/22	23,000	23,921
4.88%, 11/15/43(b)	32,000	40,149
Plains All American Pipeline L.P.
3.65%, 6/1/22	39,500	39,591
6.65%, 1/15/37	23,000	23,765
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	28,000	30,558
3.45%, 4/23/29(b)	50,000	56,429
Procter & Gamble Co. (The)
2.15%, 8/11/22	28,000	29,170
3.00%, 3/25/30	50,000	57,398
Progressive Corp. (The)
3.95%, 3/26/50(b)	25,000	31,568
Prologis L.P.
4.38%, 9/15/48(b)	5,000	6,126
Prudential Financial, Inc.
5.70%, 12/14/36	5,000	6,592
6.63%, 12/1/37(b)	19,000	26,215
5.88%, 9/15/42, (5.875% fixed rate until 9/15/22; 3-month U.S. dollar London Interbank Offered Rate + 4.175% thereafter)(b)(d)	5,000	5,267
4.60%, 5/15/44	5,000	5,825
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month U.S. dollar London Interbank Offered Rate + 3.031% thereafter)(b)(d)	5,000	5,166
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; 3-month U.S. dollar London Interbank Offered Rate + 2.665% thereafter)(b)(d)	5,000	5,395
PSEG Power LLC
3.85%, 6/1/23	5,000	5,389
Public Service Co. of Colorado
4.30%, 3/15/44	29,000	35,866
Public Service Electric & Gas Co.
2.38%, 5/15/23	93,000	96,963
3.00%, 5/15/27(b)	19,000	20,742
QUALCOMM, Inc.
3.00%, 5/20/22(b)	60,000	62,984
2.60%, 1/30/23(b)	10,000	10,505
2.90%, 5/20/24(b)	22,000	23,700
Quest Diagnostics, Inc.
4.70%, 4/1/21(b)	5,000	5,162
Raytheon Technologies Corp.
3.95%, 8/16/25	50,000	57,190
3.75%, 11/1/46	48,000	54,554
Realty Income Corp.
3.25%, 10/15/22	28,000	29,253
3.00%, 1/15/27	5,000	5,140
Republic Services, Inc.
5.25%, 11/15/21	5,000	5,322
Rockwell Collins, Inc.
2.80%, 3/15/22	18,000	18,505
4.80%, 12/15/43	10,000	12,346
Roper Technologies, Inc.
2.80%, 12/15/21(b)	18,000	18,508
3.80%, 12/15/26	5,000	5,605
RWJ Barnabas Health, Inc.
3.95%, 7/1/46	24,000	26,123
Ryder System, Inc.
3.75%, 6/9/23	23,000	24,063

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2020

Investments	Principal Amount	Value
Sabra Health Care L.P.
5.13%, 8/15/26(b)	$18,000	$17,538
Santander Holdings USA, Inc.
4.40%, 7/13/27(b)	23,000	24,250
Seagate HDD Cayman
4.25%, 3/1/22(b)	17,000	17,530
Sempra Energy
2.88%, 10/1/22	5,000	5,164
4.05%, 12/1/23(b)	5,000	5,437
3.25%, 6/15/27(b)	23,000	24,601
Sherwin-Williams Co. (The)
4.50%, 6/1/47(b)	5,000	5,896
3.80%, 8/15/49	20,000	22,000
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/21	10,000	10,198
Simon Property Group L.P.
2.35%, 1/30/22(b)	5,000	5,010
2.75%, 2/1/23(b)	5,000	5,054
3.75%, 2/1/24(b)	5,000	5,145
3.30%, 1/15/26	5,000	5,028
3.25%, 11/30/26	23,000	23,026
SITE Centers Corp.
4.70%, 6/1/27	28,000	27,581
Southern California Edison Co.
4.65%, 10/1/43	74,000	86,785
Southern California Gas Co.
4.13%, 6/1/48, Series UU	5,000	6,021
Southern Co. (The)
3.25%, 7/1/26(b)	5,000	5,516
Southern Co. Gas Capital Corp.
4.40%, 6/1/43	5,000	5,678
Southern Power Co.
5.15%, 9/15/41	19,000	20,617
Spectra Energy Partners L.P.
3.50%, 3/15/25	5,000	5,433
Spirit AeroSystems, Inc.
4.60%, 6/15/28	18,000	14,400
Stanford Health Care
3.80%, 11/15/48, Series 2018(b)	25,000	29,486
Starbucks Corp.
3.10%, 3/1/23(b)	5,000	5,316
2.45%, 6/15/26(b)	5,000	5,301
4.00%, 11/15/28(b)	5,000	5,681
State Street Corp.
2.65%, 5/15/23, (2.653% fixed rate until 5/15/22; 3-month U.S. dollar London Interbank Offered Rate + 0.635% thereafter)(d)	5,000	5,176
3.10%, 5/15/23	48,000	51,162
2.35%, 11/1/25, (2.354% fixed rate until 1/11/24; Secured Overnight Financing Rate + 0.94% thereafter)(d)	50,000	52,733
Stryker Corp.
3.38%, 5/15/24(b)	5,000	5,463
Sunoco Logistics Partners Operations L.P.
3.90%, 7/15/26	5,000	5,048
Synchrony Financial
3.70%, 8/4/26	5,000	4,821
Synovus Financial Corp.
3.13%, 11/1/22	5,000	5,057
Sysco Corp.
3.30%, 7/15/26	5,000	5,153
Tampa Electric Co.
4.30%, 6/15/48(b)	18,000	21,926
Tapestry, Inc.
4.13%, 7/15/27	55,000	45,685
Target Corp.
2.90%, 1/15/22	23,000	24,001
2.50%, 4/15/26(b)	5,000	5,467
TC PipeLines L.P.
4.38%, 3/13/25(b)	19,000	20,107
TD Ameritrade Holding Corp.
2.95%, 4/1/22	10,000	10,423
Texas Instruments, Inc.
2.90%, 11/3/27(b)	28,000	31,677
4.15%, 5/15/48	39,000	51,457
Thermo Fisher Scientific, Inc.
4.50%, 3/25/30(b)	50,000	61,159
Time Warner Cable LLC
6.75%, 6/15/39	20,500	26,981
5.50%, 9/1/41(b)	5,000	5,926
4.50%, 9/15/42	10,000	10,763
Toyota Motor Credit Corp.
2.90%, 4/17/24	5,000	5,312
2.15%, 2/13/30(b)	50,000	50,961
Travelers Cos., Inc. (The)
6.25%, 6/15/37	10,000	14,806
3.75%, 5/15/46	25,000	29,368
4.00%, 5/30/47	23,000	28,240
Trimble, Inc.
4.15%, 6/15/23	5,000	5,239
Truist Financial Corp.
3.20%, 9/3/21(b)	5,000	5,149
3.05%, 6/20/22	50,000	52,186
2.85%, 10/26/24	94,000	100,504
TWDC Enterprises 18 Corp.
2.95%, 6/15/27(b)	23,000	25,156
3.70%, 12/1/42	5,000	5,504
3.00%, 7/30/46(b)	48,000	48,900
Tyson Foods, Inc.
2.25%, 8/23/21	5,000	5,082
4.88%, 8/15/34(b)	50,000	60,570
U.S. Airways Pass Through Trust
3.95%, 11/15/25, Series 2013-1, Class A	154,190	124,341
U.S. Bancorp
2.63%, 1/24/22, Series V	5,000	5,167
3.90%, 4/26/28(b)	28,000	32,937
Union Electric Co.
2.95%, 6/15/27	18,000	19,494
Union Pacific Corp.
3.50%, 6/8/23(b)	27,000	29,113
3.75%, 7/15/25	5,000	5,625
3.25%, 8/15/25	5,000	5,500
2.75%, 3/1/26(b)	5,000	5,402
4.00%, 4/15/47	19,000	22,609
3.84%, 3/20/60	24,000	27,879

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2020

Investments	Principal Amount	Value
4.38%, 11/15/65	$5,000	$6,089
United Airlines Pass Through Trust
4.30%, 8/15/25, Series A	18,193	16,569
United Parcel Service, Inc.
2.45%, 10/1/22	5,000	5,218
2.50%, 4/1/23	25,000	26,289
2.40%, 11/15/26(b)	5,000	5,463
3.05%, 11/15/27	23,000	25,820
3.40%, 11/15/46	5,000	5,433
UnitedHealth Group, Inc.
3.15%, 6/15/21	5,000	5,146
2.88%, 3/15/22	5,000	5,180
2.75%, 2/15/23	5,000	5,268
3.70%, 12/15/25	15,000	17,111
3.10%, 3/15/26(b)	94,000	104,602
3.88%, 12/15/28(b)	18,000	21,483
5.80%, 3/15/36	5,000	7,082
3.95%, 10/15/42	5,000	6,004
3.75%, 10/15/47	15,000	17,840
University of Southern California
3.03%, 10/1/39	24,000	25,957
Valero Energy Partners L.P.
4.38%, 12/15/26(b)	18,000	19,711
Ventas Realty L.P.
4.38%, 2/1/45	24,000	21,318
VEREIT Operating Partnership L.P.
4.60%, 2/6/24	18,000	18,082
3.95%, 8/15/27	5,000	4,689
Verizon Communications, Inc.
2.95%, 3/15/22	50,000	52,221
5.15%, 9/15/23(b)	70,000	79,983
3.50%, 11/1/24	23,000	25,340
5.25%, 3/16/37(b)	10,000	13,458
6.55%, 9/15/43	68,000	103,820
4.86%, 8/21/46(b)	50,000	67,308
5.01%, 4/15/49(b)	23,000	32,010
ViacomCBS, Inc.
3.38%, 2/15/28	5,000	5,058
6.88%, 4/30/36	5,000	6,131
4.90%, 8/15/44	5,000	4,973
4.60%, 1/15/45(b)	50,000	48,599
Visa, Inc.
2.80%, 12/14/22	50,000	52,838
3.65%, 9/15/47	28,000	34,824
Vulcan Materials Co.
4.50%, 4/1/25(b)	18,000	19,480
Wachovia Corp.
5.50%, 8/1/35	5,000	6,311
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24(b)	78,000	84,281
Walmart, Inc.
3.55%, 6/26/25	94,000	106,248
6.50%, 8/15/37(b)	48,000	75,334
4.05%, 6/29/48	10,000	12,887
Walt Disney Co. (The)
3.35%, 3/24/25	25,000	27,592
2.65%, 1/13/31(b)	10,000	10,665
6.40%, 12/15/35	4,000	5,903
6.65%, 11/15/37	20,000	29,569
3.50%, 5/13/40	10,000	11,035
4.95%, 10/15/45	5,000	6,451
3.80%, 5/13/60	15,000	17,200
Wells Fargo & Co.
2.10%, 7/26/21	9,000	9,149
2.63%, 7/22/22(b)	44,000	45,430
4.13%, 8/15/23	69,000	74,467
3.00%, 10/23/26	25,000	26,701
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(d)	64,000	69,498
4.48%, 4/4/31, (4.478% fixed rate until 4/4/30; 3-month U.S. dollar London Interbank Offered Rate + 3.77% thereafter)(d)	50,000	58,780
5.38%, 2/7/35	5,000	6,566
5.38%, 11/2/43	47,000	60,655
4.75%, 12/7/46(b)	71,000	83,995
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month U.S. dollar London Interbank Offered Rate + 4.24% thereafter)(d)	25,000	32,813
Welltower, Inc.
4.25%, 4/1/26	23,000	24,365
Western Union Co. (The)
3.60%, 3/15/22	5,000	5,207
4.25%, 6/9/23	55,000	59,349
Westlake Chemical Corp.
5.00%, 8/15/46(b)	25,000	24,791
WestRock MWV LLC
7.95%, 2/15/31	14,000	18,826
Whirlpool Corp.
4.50%, 6/1/46	30,000	31,133
Williams Cos., Inc. (The)
3.75%, 6/15/27(b)	10,000	10,656
7.50%, 1/15/31, Series A	50,000	61,146
6.30%, 4/15/40(b)	10,000	12,095
5.75%, 6/24/44	50,000	58,458
Wisconsin Public Service Corp.
3.67%, 12/1/42	38,000	40,386
WW Grainger, Inc.
3.75%, 5/15/46(b)	23,000	24,100
Xilinx, Inc.
3.00%, 3/15/21	5,000	5,098
2.95%, 6/1/24	48,000	51,216
Xylem, Inc.
4.88%, 10/1/21	5,000	5,263
3.25%, 11/1/26	5,000	5,402
Zimmer Biomet Holdings, Inc.
3.15%, 4/1/22	5,000	5,173

TOTAL U.S. CORPORATE BONDS (Cost: $18,615,791)		20,336,836

FOREIGN CORPORATE BONDS - 3.4%

Australia - 0.1%
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43(b)	23,000	32,036

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2020

	Principal
Investments	Amount	Value
Westpac Banking Corp.
2.75%, 1/11/23	$50,000	$52,802
3.35%, 3/8/27	23,000	25,749
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year U.S. dollar ICE Swap Rate + 2.236% thereafter)(b)(d)	10,000	10,938

Total Australia		121,525

Belgium - 0.4%
Anheuser-Busch Cos. LLC
3.65%, 2/1/26	279,000	309,768
Anheuser-Busch InBev Worldwide, Inc.
4.90%, 1/23/31(b)	25,000	30,885
4.60%, 4/15/48	19,000	21,231
4.44%, 10/6/48	19,000	20,842

Total Belgium		382,726

Bermuda - 0.0%
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	18,000	18,891

Brazil - 0.0%
Vale Overseas Ltd.
6.88%, 11/21/36	10,000	12,530

Canada - 0.9%
Bank of Montreal
2.35%, 9/11/22(b)	44,000	45,893
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(d)	49,000	51,114
Bank of Nova Scotia (The)
3.13%, 4/20/21	5,000	5,122
2.45%, 9/19/22	48,000	50,020
2.00%, 11/15/22	50,000	51,422
Brookfield Finance, Inc.
3.90%, 1/25/28	18,000	18,912
4.70%, 9/20/47	5,000	5,141
Canadian National Railway Co.
2.95%, 11/21/24	25,000	26,679
Canadian Natural Resources Ltd.
3.45%, 11/15/21	18,000	18,297
3.80%, 4/15/24(b)	50,000	52,708
Cenovus Energy, Inc.
5.25%, 6/15/37	28,000	22,626
Kinross Gold Corp.
4.50%, 7/15/27	5,000	5,476
Magna International, Inc.
3.63%, 6/15/24	5,000	5,367
Nexen, Inc.
6.40%, 5/15/37	25,000	35,078
Nutrien Ltd.
3.15%, 10/1/22	43,000	44,302
5.63%, 12/1/40	5,000	5,905
5.25%, 1/15/45	18,000	21,798
Rogers Communications, Inc.
3.00%, 3/15/23	48,000	50,886
4.50%, 3/15/43	50,000	59,108
Royal Bank of Canada
2.75%, 2/1/22	50,000	51,984
2.80%, 4/29/22	50,000	52,152
TELUS Corp.
4.60%, 11/16/48	5,000	6,049
Toronto-Dominion Bank (The)
3.63%, 9/15/31, (3.625% fixed rate until 9/15/26; 5-year U.S. dollar Swap Rate + 2.205% thereafter)(d)	65,000	70,773
TransCanada PipeLines Ltd.
4.25%, 5/15/28(b)	19,000	21,595
4.63%, 3/1/34	28,000	32,285
5.85%, 3/15/36(b)	29,000	36,129

Total Canada		846,821

Colombia - 0.1%
Ecopetrol S.A.
5.88%, 9/18/23(b)	94,000	102,097
5.88%, 5/28/45	25,000	26,108

Total Colombia		128,205

France - 0.0%
Sanofi
3.63%, 6/19/28(b)	5,000	5,926
Total Capital International S.A.
3.46%, 7/12/49	20,000	21,668

Total France		27,594

Germany - 0.1%
Deutsche Telekom International Finance B.V.
9.25%, 6/1/32(b)	50,000	79,706

Japan - 0.3%
Mitsubishi UFJ Financial Group, Inc.
3.00%, 2/22/22	5,000	5,163
3.76%, 7/26/23	54,000	57,900
3.78%, 3/2/25(b)	5,000	5,486
3.68%, 2/22/27(b)	18,000	19,851
Sumitomo Mitsui Financial Group, Inc.
2.78%, 10/18/22	50,000	51,951
2.63%, 7/14/26(b)	10,000	10,560
3.35%, 10/18/27	23,000	24,894
3.20%, 9/17/29	50,000	52,186

Total Japan		227,991

Netherlands - 0.2%
Cooperatieve Rabobank UA
3.88%, 2/8/22(b)	59,000	62,174
5.25%, 5/24/41	24,000	33,538
Shell International Finance B.V.
3.40%, 8/12/23	47,000	50,937
5.50%, 3/25/40(b)	27,000	37,321

Total Netherlands		183,970

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2020

Investments	Principal Amount	Value
Norway - 0.2%
Equinor ASA
3.15%, 1/23/22	$19,000	$19,690
2.45%, 1/17/23	56,000	58,243
2.65%, 1/15/24(b)	5,000	5,280
3.70%, 3/1/24(b)	5,000	5,481
3.63%, 9/10/28(b)	24,000	27,208
5.10%, 8/17/40	19,000	24,996

Total Norway		140,898

Peru - 0.0%
Southern Copper Corp.
6.75%, 4/16/40	5,000	6,467

Spain - 0.1%
Telefonica Emisiones S.A.
7.05%, 6/20/36(b)	9,000	12,951
Telefonica Europe B.V.
8.25%, 9/15/30(b)	47,000	70,760

Total Spain		83,711

Switzerland - 0.1%
Novartis Capital Corp.
2.40%, 5/17/22	5,000	5,182
3.70%, 9/21/42	15,000	18,100
Syngenta Finance N.V.
3.13%, 3/28/22(b)	19,000	19,306

Total Switzerland		42,588

United Kingdom - 0.9%
AstraZeneca PLC
4.38%, 11/16/45	50,000	65,301
Barclays PLC
4.34%, 5/16/24, (4.338% fixed rate until 5/16/23; 3-month U.S. dollar London Interbank Offered Rate + 1.356% thereafter)(d)	200,000	213,514
BP Capital Markets PLC
3.54%, 11/4/24(b)	5,000	5,513
3.28%, 9/19/27(b)	24,000	26,089
British Telecommunications PLC
9.63%, 12/15/30	9,000	14,329
CNH Industrial N.V.
4.50%, 8/15/23	20,000	20,979
HSBC Holdings PLC
4.00%, 3/30/22	71,000	74,789
4.38%, 11/23/26	200,000	219,174
7.63%, 5/17/32	24,000	32,849
Janus Capital Group, Inc.
4.88%, 8/1/25(b)	18,000	19,859
Reynolds American, Inc.
7.25%, 6/15/37	23,000	29,881
5.85%, 8/15/45	10,000	12,134
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	23,000	24,844
6.00%, 12/19/23	23,000	25,331
Unilever Capital Corp.
5.90%, 11/15/32(b)	5,000	7,201
Vodafone Group PLC
4.38%, 2/19/43	34,000	38,601
5.25%, 5/30/48	30,000	39,091

Total United Kingdom		869,479

TOTAL FOREIGN CORPORATE BONDS (Cost: $2,937,852)		3,173,102

FOREIGN GOVERNMENT AGENCIES - 1.4%

Austria - 0.0%
Oesterreichische Kontrollbank AG
2.38%, 10/1/21	9,000	9,249

Canada - 0.7%
Export Development Canada
2.50%, 1/24/23	10,000	10,547
1.38%, 2/24/23	50,000	51,418
Province of Alberta Canada
3.30%, 3/15/28	95,000	109,679
Province of British Columbia Canada
2.00%, 10/23/22	60,000	62,296
Province of New Brunswick Canada
3.63%, 2/24/28	20,000	23,586
Province of Ontario Canada
2.50%, 9/10/21	10,000	10,250
2.25%, 5/18/22	10,000	10,353
3.20%, 5/16/24	60,000	65,860
2.50%, 4/27/26	80,000	87,341
Province of Quebec Canada
3.50%, 7/29/20	9,000	9,042
2.63%, 2/13/23	9,000	9,501
2.88%, 10/16/24, Series QO	105,000	114,962
7.50%, 9/15/29, Series PD	81,000	125,076

Total Canada		689,911

Germany - 0.4%
Kreditanstalt fuer Wiederaufbau
2.75%, 7/15/20	28,000	28,077
1.50%, 6/15/21	188,000	190,340
2.38%, 8/25/21	9,000	9,238
2.13%, 6/15/22(b)	9,000	9,344
2.13%, 1/17/23	33,000	34,593
2.50%, 11/20/24(b)	33,000	36,016
2.88%, 4/3/28(b)	25,000	29,072
Landwirtschaftliche Rentenbank
2.25%, 10/1/21	9,000	9,235
1.75%, 7/27/26	50,000	53,408

Total Germany		399,323

Japan - 0.3%
Japan Bank for International Cooperation
2.88%, 7/21/27	200,000	225,898

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $1,266,926)		1,324,381

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2020

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.9%

Canada - 0.1%
Canada Government International Bond
2.63%, 1/25/22	$50,000	$51,918

Colombia - 0.0%
Colombia Government International Bond
10.38%, 1/28/33	25,000	38,469

Hungary - 0.1%
Hungary Government International Bond
5.38%, 2/21/23	50,000	54,600
5.38%, 3/25/24	18,000	20,383

Total Hungary		74,983

Italy - 0.1%
Republic of Italy Government International Bond
5.38%, 6/15/33	56,000	68,876

Mexico - 0.1%
Mexico Government International Bond
4.00%, 10/2/23	107,000	113,537
5.75%, 10/12/2110	18,000	19,563

Total Mexico		133,100

Panama - 0.0%
Panama Government International Bond
8.88%, 9/30/27	19,000	26,644

Peru - 0.0%
Peruvian Government International Bond
4.13%, 8/25/27	19,000	21,657

Philippines - 0.2%
Philippine Government International Bond
3.95%, 1/20/40	200,000	233,999

Poland - 0.2%
Republic of Poland Government International Bond
5.13%, 4/21/21	74,000	76,979
3.00%, 3/17/23	24,000	25,293
3.25%, 4/6/26	47,000	52,133

Total Poland		154,405

Uruguay - 0.1%
Uruguay Government International Bond
5.10%, 6/18/50	28,000	34,421
4.98%, 4/20/55	24,000	29,293

Total Uruguay		63,714

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $794,041)		867,765

SUPRANATIONAL BONDS - 1.2%
Asian Development Bank
2.25%, 1/20/21	42,000	42,512
2.75%, 3/17/23	9,000	9,604
1.50%, 10/18/24	100,000	104,542
2.00%, 1/22/25	5,000	5,350
Asian Infrastructure Investment Bank (The)
2.25%, 5/16/24	50,000	53,537
Corporacion Andina de Fomento
3.25%, 2/11/22	50,000	51,122
4.38%, 6/15/22	5,000	5,249
European Investment Bank
2.25%, 3/15/22(b)	14,000	14,505
2.25%, 8/15/22(b)	9,000	9,394
2.50%, 3/15/23(b)	141,000	149,592
3.25%, 1/29/24	14,000	15,473
2.38%, 5/24/27	94,000	104,873
4.88%, 2/15/36(b)	50,000	74,945
Inter-American Development Bank
1.75%, 9/14/22	141,000	145,478
2.50%, 1/18/23	9,000	9,509
1.75%, 3/14/25	50,000	52,910
3.20%, 8/7/42	50,000	64,320
International Bank for Reconstruction & Development
2.13%, 2/13/23	5,000	5,240
2.50%, 11/25/24, Series GDIF	64,000	69,764
2.13%, 3/3/25, Series GDIF	50,000	53,812
2.50%, 7/29/25, Series GDIF	64,000	70,383
2.50%, 11/22/27, Series GDIF	39,000	44,070
International Finance Corp.
1.38%, 10/16/24	10,000	10,390

TOTAL SUPRANATIONAL BONDS (Cost: $1,117,795)		1,166,574

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%

United States - 1.8%
Bank
3.44%, 9/15/60, Series 2017-BNK7, Class A5	105,000	115,721
Benchmark Mortgage Trust
4.02%, 3/15/52, Series 2019-B9, Class A5	60,000	69,447
CFCRE Commercial Mortgage Trust
3.83%, 12/15/47, Series 2011-C2, Class A4	81,224	82,933
Commercial Mortgage Trust
3.60%, 5/10/47, Series 2014-CR17, Class ASB	44,048	45,683
2.87%, 2/10/48, Series 2015-DC1, Class A2	11,203	11,200
CSAIL Commercial Mortgage Trust
4.10%, 4/15/51, Series 2018-CX11, Class A3	100,000	108,497

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2020

Investments	Principal Amount	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
2.87%, 12/25/21, Series K017, Class A2	$90,506	$92,918
2.48%, 3/25/25, Series K049, Class A1	13,078	13,681
3.43%, 1/25/27, Series K063, Class A2^(d)	70,000	80,157
3.69%, 1/25/29, Series K088, Class A2	115,000	137,142
3.99%, 8/25/33, Series K157, Class A3^(d)	70,000	87,156
Federal National Mortgage Association Alternative Credit Enhancement Securities
3.23%, 7/25/23, Series 2014-M1, Class A2^(d)	97,502	102,995
2.49%, 5/25/26, Series 2016-M6, Class A2	57,210	61,388
2.48%, 12/25/26, Series 2017-M3, Class A2^(d)	45,000	48,843
3.05%, 3/25/28, Series 2018-M4, Class A2^(d)	25,000	28,277
3.05%, 3/25/28, Series 2018-M7, Class A2^(d)	145,000	161,388
2.99%, 2/25/30, Series 2018-M3, Class A1^(d)	24,229	26,400
JPMBB Commercial Mortgage Securities Trust
4.08%, 2/15/47, Series 2014-C18, Class A5	50,000	54,036
Morgan Stanley Bank of America Merrill Lynch Trust
3.10%, 5/15/46, Series 2013-C9, Class A4	105,000	108,614
3.46%, 12/15/49, Series 2016-C32, Class A3	100,000	109,486
WFRBS Commercial Mortgage Trust
4.02%, 12/15/46, Series 2013-C17, Class A4	100,000	106,157

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $1,527,962)		1,652,119

MUNICIPAL BONDS - 0.3%

United States - 0.3%
Bay Area Toll Authority
7.04%, 4/1/50, Series S1-SUB	25,000	42,537
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/28, Series C	45,000	50,974
Port Authority of New York & New Jersey
4.81%, 10/15/65, Series 192	25,000	31,337
State of California
7.55%, 4/1/39	40,000	69,149
Texas Transportation Commission State Highway Fund
5.18%, 4/1/30, Series B-BUILD	50,000	63,791

TOTAL MUNICIPAL BONDS (Cost: $234,826)		257,788

ASSET-BACKED SECURITIES - 0.3%

United States - 0.3%
Americredit Automobile Receivables Trust
3.07%, 12/19/22, Series 2018-1, Class A3	19,644	19,809
BMW Vehicle Owner Trust
2.51%, 6/25/24, Series 2018-A, Class A4	10,000	10,226
CarMax Auto Owner Trust
2.64%, 6/15/23, Series 2018-1, Class A4	29,000	29,630
Discover Card Execution Note Trust
3.11%, 1/16/24, Series 2018-A4, Class A4	30,000	30,904
Ford Credit Auto Lease Trust
2.22%, 10/15/22, Series 2019-B, Class A3	20,000	20,275
GM Financial Consumer Automobile Receivables Trust
2.46%, 7/17/23, Series 2018-1, Class A4	20,000	20,469
2.65%, 2/16/24, Series 2019-2, Class A3	20,000	20,541
Mercedes-Benz Auto Lease Trust
2.51%, 10/16/23, Series 2018-A, Class A4	20,000	20,029
World Financial Network Credit Card Master Trust
3.07%, 12/16/24, Series 2018-A, Class A	67,000	67,606

TOTAL ASSET-BACKED SECURITIES (Cost: $234,794)		239,489

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2020

Investments	Principal Amount	Value
REPURCHASE AGREEMENT - 7.1%

United States - 7.1%
Citigroup, Inc., tri-party repurchase agreement dated 5/29/20 (tri-party custodian: The Bank of New York Mellon Corp.), 0.06% due 6/1/20; Proceeds at maturity - $6,613,533 (fully collateralized by Ginnie Mae I MultiFamily Loan, 3.25% due 6/15/56, Ginnie Mae I Non-Level Payment, 2.63% - 3.96% due 6/15/55 - 2/15/60; Market value including accrued interest - $6,944,537) (Cost: $6,613,500)	$6,613,500	$6,613,500

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.2%

United States - 6.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.15%(e) (Cost: $5,834,653)	5,834,653	5,834,653

TOTAL INVESTMENTS IN SECURITIES - 110.8% (Cost: $97,003,000)		103,715,438
Other Assets less Liabilities - (10.8)%		(10,140,087)

NET ASSETS - 100.0%		$93,575,351

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(b)

Security, or portion thereof, was on loan at May 31, 2020. At May 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,888,746 and the total market value of the collateral held by the Fund was $6,054,258. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $219,605.

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Rate shown reflects the accrual rate as of May 31, 2020 on securities with variable or step rates.
(e)	Rate shown represents annualized 7-day yield as of May 31, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	220	9/30/20	$(48,585,625)	$(7,954)
5 Year U.S. Treasury Note	254	9/30/20	(31,908,750)	(39,538)
U.S. Treasury Ultra Long Term Bond	45	9/21/20	(9,811,406)	90,549
Ultra 10 Year U.S. Treasury Note	71	9/21/20	(11,170,297)	(20,719)

			$(101,476,078)	$22,338

†	As of May 31, 2020, deposits at broker for futures contracts of $1,868,842 included cash collateral of $1,611,871 and previously settled variation margin gains on open futures contracts of $256,971.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2020

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$25,782,241	$—	$25,782,241
U.S. Government Obligations	—	36,466,990	—	36,466,990
U.S. Corporate Bonds	—	20,336,836	—	20,336,836
Foreign Corporate Bonds	—	3,173,102	—	3,173,102
Foreign Government Agencies	—	1,324,381	—	1,324,381
Foreign Government Obligations	—	867,765	—	867,765
Supranational Bonds	—	1,166,574	—	1,166,574
Commercial Mortgage-Backed Securities	—	1,652,119	—	1,652,119
Municipal Bonds	—	257,788	—	257,788
Asset-Backed Securities	—	239,489	—	239,489
Repurchase Agreement	—	6,613,500	—	6,613,500
Investment of Cash Collateral for Securities Loaned	—	5,834,653	—	5,834,653

Total Investments in Securities	$—	$103,715,438	$—	$103,715,438

Other Financial Instruments
Futures Contracts[1]	90,549	—	—	90,549
Liabilities:
Other Financial Instruments
Futures Contracts[1]	(68,211)	—	—	(68,211)

Total - Net	$22,338	$103,715,438	$—	$103,737,776

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Mortgage Plus Bond Fund (MTGP)

May 31, 2020

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES - 4.7%
United States - 4.7%
Santander Drive Auto Receivables Trust
2.28%, 9/15/23, Series 2019-3, Class B	$250,000	$251,745
Sofi Consumer Loan Program Trust
4.73%, 1/26/26, Series 2017-1, Class B(a)	230,000	224,593
3.65%, 2/25/27, Series 2018-1, Class B(a)	250,000	249,669
3.79%, 4/26/27, Series 2018-2, Class B(a)	375,000	371,371
4.02%, 8/25/27, Series 2018-3, Class B(a)	100,000	94,980

TOTAL ASSET-BACKED SECURITIES (Cost: $1,222,467)		1,192,358

COLLATERALIZED LOAN OBLIGATIONS - 4.6%

Cayman Islands - 3.6%
BDS Ltd.
2.68%, 2/16/37, Series 2020-FL5, Class D, (1-month U.S. dollar London Interbank Offered Rate + 2.50%)(a)(b)	300,000	255,169
LCM 28 Ltd.
3.29%, 10/20/30, Series 28A, Class C, (3-month U.S. dollar London Interbank Offered Rate + 2.15%)(a)(b)	400,000	372,019
Neuberger Berman Loan Advisers Ltd.
3.79%, 1/19/32, Series 2019-32A, Class C, (3-month U.S. dollar London Interbank Offered Rate + 2.65%)(a)(b)	300,000	299,061

Total Cayman Islands		926,249

Morocco - 1.0%
OCP S.A.
2.07%, 4/26/31, Series 2014-5A, Class A1R, (3-month U.S. dollar London Interbank Offered Rate + 1.08%)(a)(b)	250,000	242,639

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost: $1,223,307)		1,168,888

COLLATERALIZED MORTGAGE OBLIGATIONS - 20.7%
Arroyo Mortgage Trust
3.76%, 4/25/48, Series 2018-1, Class A1^(a)(b)	59,240	60,414
CSMC Trust
3.99%, 10/25/44, Series 2014-WIN2, Class B1^(a)(b)	251,898	258,783
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
2.47%, 9/25/30, Series 2018-HQA1, Class M2, (1-month U.S. dollar London Interbank Offered Rate + 2.30%)(b)	174,499	164,208
Federal Home Loan Mortgage Corporation REMIC
5.00%, 11/15/34, Series 2893, Class PE	66,169	75,632
5.00%, 4/15/40, Series 3658, Class CZ	345,872	431,423
4.00%, 1/15/41, Series 4179, Class AZ	665,673	755,821
4.50%, 9/15/42, Series 4671, Class JM	361,527	386,618
3.00%, 5/15/43, Series 4322, Class DJ	233,463	243,483
Federal National Mortgage Association REMIC
4.00%, 8/25/33, Series 2014-58, Class VM	100,000	110,681
4.50%, 10/25/34, Series 2004-75, Class ZG	11,521	12,704
6.00%, 7/25/36, Series 2006-62, Class PZ	121,295	186,569
4.50%, 10/25/36, Series 2009-19, Class PW	55,176	62,289
5.00%, 4/25/37, Series 2007-26, Class JZ	364,989	416,081
5.00%, 11/25/39, Series 2009-89, Class PH	118,000	141,626
5.00%, 6/25/41, Series 2011-52, Class GB	272,997	314,810
2.50%, 9/25/41, Series 2011-127, Class JC	80,723	81,856
3.00%, 2/25/43, Series 2013-1, Class JZ	422,566	436,619
3.00%, 3/25/46, Series 2016-9, Class D	51,917	55,551
Government National Mortgage Association
5.50%, 4/20/37, Series 2007-24, Class PC	128,090	142,950
3.00%, 11/20/45, Series 2015-165, Class ZE	114,149	120,705
GS Mortgage-Backed Securities Trust
3.50%, 5/25/50, Series 2020-PJ1, Class A6^(a)(b)	215,701	218,561
JP Morgan Mortgage Trust
3.66%, 5/25/45, Series 2015-3, Class B3^(a)(b)	224,967	222,714
4.54%, 5/25/50, Series 2019-INV3, Class B3^(a)(b)	229,454	218,487
Sequoia Mortgage Trust
4.00%, 2/25/48, Series 2018-CH1, Class A1^(a)(b)	153,558	158,249

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $5,152,850)		5,276,834

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Mortgage Plus Bond Fund (MTGP)

May 31, 2020

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.6%

United States - 4.6%
Benchmark Mortgage Trust
2.50%, 12/15/62, Series 2019-B14, Class D(a)	$380,000	$256,228
Cantor Commercial Real Estate Lending
2.50%, 1/15/53, Series 2019-CF3, Class D^(a)(b)	250,000	142,097
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
3.70%, 3/25/28, Series K077, Class A1	477,736	540,349
Morgan Stanley Capital I Trust
3.00%, 7/15/52, Series 2019-H7, Class D(a)	300,000	170,364
Wells Fargo Commercial Mortgage Trust
0.84%, 12/15/52, Series 2019-C54, Class XA, IO^(b)(c)	1,098,798	66,302

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $1,373,437)		1,175,340

U.S. GOVERNMENT AGENCIES - 64.6%

Federal Home Loan Mortgage Corporation - 7.1%
4.00%, 1/1/42	453,520	499,562
3.50%, 8/1/46	527,344	575,707
3.50%, 9/1/47	672,781	731,815

Total Federal Home Loan Mortgage Corporation		1,807,084

Federal National Mortgage Association - 26.7%
4.00%, 11/1/43	627,887	696,595
4.00%, 5/1/47	537,571	596,616
4.00%, 12/1/47	472,930	518,278
4.00%, 10/1/48	1,785,448	1,968,524
3.50%, 3/1/50	927,264	978,376
3.00%, 4/1/50	1,922,309	2,024,350

Total Federal National Mortgage Association		6,782,739

Government National Mortgage Association - 4.7%
3.50%, 7/20/47	833,920	903,659
4.50%, 5/20/49	282,857	304,427

Total Government National Mortgage Association		1,208,086

Uniform Mortgage-Backed Securities - 26.1%
2.50%, 7/1/50(d)	3,433,000	3,554,721
3.00%, 7/1/50(d)	2,933,000	3,078,573

Total Uniform Mortgage-Backed Securities		6,633,294

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $16,136,249)		16,431,203

TOTAL INVESTMENTS IN SECURITIES - 99.2% (Cost: $25,108,310)		25,244,623
Other Assets less Liabilities - 0.8%		192,755

NET ASSETS - 100.0%		$25,437,378

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Rate shown reflects the accrual rate as of May 31, 2020 on securities with variable or step rates.
(c)

Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).

(d)	To-be-announced (“TBA”) security. TBA securities are non-income producing.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Mortgage Plus Bond Fund (MTGP)

May 31, 2020

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Asset-Backed Securities	$—	$1,192,358	$—	$1,192,358
Collateralized Loan Obligations	—	1,168,888	—	1,168,888
Collateralized Mortgage Obligations	—	5,276,834	—	5,276,834
Commercial Mortgage-Backed Securities	—	1,175,340	—	1,175,340
U.S. Government Agencies	—	16,431,203	—	16,431,203

Total Investments in Securities	$—	$25,244,623	$—	$25,244,623

See Notes to Schedule of Investments.

Schedule of Investments* (unaudited)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

May 31, 2020

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 1.2%

United States - 1.2%
AES Corp. (The)
4.50%, 3/15/23	$12,000	$12,257
4.88%, 5/15/23	37,000	37,355
Anixter, Inc.
5.50%, 3/1/23	12,000	12,194
EMC Corp.
2.65%, 6/1/20	13,000	13,000
Ruby Pipeline LLC
7.00%, 4/1/22(a)	17,727	16,599
SM Energy Co.
6.13%, 11/15/22	7,000	4,225
Transocean Guardian Ltd.
5.88%, 1/15/24(a)	3,444	3,203
ViacomCBS, Inc.
5.88%, 2/28/57, (5.875% fixed rate until 2/28/22; 3-month U.S. dollar London Interbank Offered Rate + 3.895% thereafter)(b)	13,000	12,417

TOTAL INVESTMENTS IN SECURITIES - 1.2% (Cost: $116,668)		111,250
Other Assets less Liabilities - 98.8%		9,015,584

NET ASSETS - 100.0%		$9,126,834

*	See “Fund Liquidations” in the Notes to Schedule of Investments.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Rate shown reflects the accrual rate as of May 31, 2020 on securities with variable or step rates.

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Corporate Bonds	$—	$111,250	$—	$111,250

Total Investments in Securities	$—	$111,250	$—	$111,250

See Notes to Schedule of Investments.

Schedule of Investments* (unaudited)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

May 31, 2020

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 0.1%

United States - 0.1%
Rockwell Collins, Inc.
3.20%, 3/15/24	$12,000	$12,753
4.80%, 12/15/43	4,000	4,938

TOTAL INVESTMENTS IN SECURITIES - 0.1% (Cost: $16,553)		17,691
Other Assets less Liabilities - 99.9%		15,248,093

NET ASSETS - 100.0%		$15,265,784

*	See “Fund Liquidations” in the Notes to Schedule of Investments.

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Corporate Bonds	$—	$17,691	$—	$17,691

Total Investments in Securities	$—	$17,691	$—	$17,691

See Notes to Schedule of Investments.

Schedule of Investments* (unaudited)

WisdomTree Yield Enhanced Global Aggregate Bond Fund (GLBY)

May 31, 2020

Investments	Value
None*
TOTAL INVESTMENTS IN SECURITIES - 0.0% (Cost: $0)	$0
Other Assets less Liabilities - 100.0%	5,362,318

NET ASSETS - 100.0%	$5,362,318

*	See “Fund Liquidations” in the Notes to Schedule of Investments.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2020 were as follows:

Investment in Affiliates	Value at 8/31/2019	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2020	Dividend Income
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund^	$1,190,982	$1,517,450	$2,735,140	$136,031	$(109,323)	$—	$38,648

^	As of May 31, 2020, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	6/3/2020	278,276	USD	425,000	AUD	$—	$(3,840)
Bank of America N.A.	6/3/2020	440,699	USD	402,150	EUR	—	(6,640)
Bank of America N.A.	6/3/2020	115,239	USD	91,350	GBP	2,302	—
Bank of America N.A.	6/3/2020	78,576	USD	8,400,000	JPY	606	—
Goldman Sachs	6/3/2020	440,736	USD	402,150	EUR	—	(6,604)
Goldman Sachs	6/3/2020	115,243	USD	91,350	GBP	2,307	—
Goldman Sachs	6/3/2020	78,578	USD	8,400,000	JPY	609	—
HSBC Holdings PLC	6/2/2020	278,080	USD	417,789	AUD	752	—
HSBC Holdings PLC	6/2/2020	2,132,918	USD	1,929,265	EUR	—	(13,099)
HSBC Holdings PLC	6/2/2020	525,446	USD	426,775	GBP	—	(2,176)
HSBC Holdings PLC	6/2/2020	366,303	USD	39,439,413	JPY	225	—
HSBC Holdings PLC	6/3/2020	425,000	AUD	282,879	USD	—	(764)
HSBC Holdings PLC	6/3/2020	1,915,000	EUR	2,117,186	USD	13,002	—
HSBC Holdings PLC	6/3/2020	435,000	GBP	535,574	USD	2,219	—
HSBC Holdings PLC	6/3/2020	40,000,000	JPY	371,513	USD	—	(229)
HSBC Holdings PLC	6/3/2020	776,490	USD	708,550	EUR	—	(11,679)
HSBC Holdings PLC	6/3/2020	203,031	USD	160,950	GBP	4,048	—
HSBC Holdings PLC	6/3/2020	138,447	USD	14,800,000	JPY	1,071	—
Morgan Stanley & Co. International	6/3/2020	440,689	USD	402,150	EUR	—	(6,650)
Morgan Stanley & Co. International	6/3/2020	115,239	USD	91,350	GBP	2,303	—
Morgan Stanley & Co. International	6/3/2020	78,574	USD	8,400,000	JPY	604	—

						$30,048	$(51,681)

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
None	$—	$—	$—	$—

Total Investments in Securities	$—	$—	$—	$—

Other Financial Instruments
Foreign Currency Contracts[1]	—	30,048	—	30,048
Liabilities:
Other Financial Instruments
Foreign Currency Contracts[1]	—	(51,681)	—	(51,681)

Total - Net	$—	$(21,633)	$—	$(21,633)

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 33.2%

Federal Home Loan Mortgage Corporation - 6.9%
2.50%, 4/1/30	$3,486,355	$3,659,472
6.75%, 3/15/31	3,000,000	4,734,078
6.25%, 7/15/32	3,500,000	5,516,109
3.00%, 1/1/33	3,275,486	3,459,349
5.50%, 12/1/33	425,963	491,455
2.50%, 6/1/35	2,000,000	2,095,575
6.50%, 3/1/36	285,418	322,330
5.00%, 6/1/37	2,548	2,929
6.00%, 9/1/37	225,110	259,620
5.50%, 2/1/40	9,651	11,087
4.50%, 8/1/40	206,289	229,493
4.00%, 11/1/40	19,028	20,919
5.00%, 3/1/41	301,600	344,611
5.50%, 6/1/41	285,242	332,588
5.00%, 7/1/41	8,622	9,889
3.50%, 10/1/41	686,954	745,197
3.50%, 2/1/42	281,551	305,503
5.00%, 2/1/42	438,026	503,043
4.00%, 4/1/42	785,066	870,593
3.50%, 6/1/42	67,373	73,124
3.00%, 7/1/42	318,629	340,929
3.50%, 8/1/42	314,729	341,462
3.50%, 9/1/42	326,777	355,050
3.00%, 3/1/43	476,864	510,896
3.00%, 4/1/43	313,997	336,270
3.00%, 7/1/43	972,221	1,057,254
3.50%, 7/1/43	401,868	436,546
3.00%, 8/1/43	92,302	98,823
3.50%, 1/1/44	975,174	1,060,326
3.00%, 2/1/44	219,706	235,242
3.50%, 2/1/44	200,217	216,516
4.00%, 4/1/44	587,938	647,228
3.50%, 5/1/44	84,033	90,627
4.50%, 5/1/44	15,760	17,555
3.50%, 7/1/44	85,033	91,368
4.50%, 7/1/44	177,376	196,500
4.00%, 8/1/44	662,746	746,856
3.50%, 10/1/44	29,357	31,607
4.50%, 11/1/44	180,157	199,360
3.50%, 12/1/44	424,753	457,020
3.50%, 1/1/45	86,075	92,942
4.00%, 2/1/45	164,302	178,586
4.00%, 3/1/45	15,861	17,280
3.00%, 4/1/45	27,324	29,033
3.00%, 5/1/45	111,393	118,326
3.50%, 5/1/45	182,324	195,960
3.50%, 6/1/45	90,147	96,855
4.00%, 6/1/45	235,009	255,525
3.00%, 7/1/45	28,797	30,585
3.00%, 8/1/45	116,300	123,381
3.50%, 8/1/45	1,036,634	1,124,458
3.50%, 9/1/45	529,064	568,287
4.00%, 9/1/45	147,611	160,485
3.50%, 10/1/45	197,674	212,313
4.00%, 10/1/45	157,482	170,875
3.50%, 11/1/45	95,299	102,432
4.00%, 11/1/45	119,242	129,524
4.50%, 11/1/45	852,249	946,810
3.00%, 12/1/45	117,162	124,156
4.50%, 12/1/45	267,963	298,302
4.00%, 2/1/46	186,241	202,351
3.50%, 3/1/46	227,087	243,923
4.00%, 3/1/46	1,026,051	1,126,777
3.00%, 4/1/46	592,029	626,790
3.50%, 4/1/46	896,191	961,547
4.50%, 4/1/46	601,217	669,114
3.50%, 5/1/46	307,724	330,145
3.00%, 6/1/46	127,784	135,379
3.50%, 6/1/46	299,431	321,775
3.00%, 9/1/46	927,858	989,569
3.50%, 9/1/46	228,809	245,986
2.50%, 10/1/46	116,814	123,266
3.00%, 10/1/46	102,532	110,859
3.50%, 10/1/46	85,586	91,799
3.00%, 11/1/46	1,275,031	1,348,765
3.50%, 11/1/46	30,379	32,605
4.00%, 11/1/46	52,354	56,613
4.50%, 11/1/46	551,324	606,786
3.00%, 12/1/46	465,769	492,213
3.00%, 1/1/47	829,004	876,965
4.00%, 1/1/47	237,174	256,201
4.50%, 1/1/47	891,162	989,225
3.00%, 2/1/47	721,825	763,831
3.00%, 4/1/47	1,028,719	1,087,053
3.50%, 4/1/47	628,531	669,148
4.00%, 4/1/47	225,848	242,856
3.50%, 5/1/47	311,008	331,068
4.00%, 5/1/47	186,759	200,231
4.50%, 5/1/47	45,999	49,663
4.00%, 6/1/47	291,722	312,468
3.50%, 7/1/47	327,031	348,432
4.00%, 7/1/47	503,818	539,443
3.50%, 8/1/47	336,091	357,591
4.00%, 8/1/47	1,006,415	1,079,526
4.50%, 8/1/47	220,315	239,185
3.50%, 9/1/47	751,972	798,633
4.50%, 9/1/47	273,401	297,313
4.50%, 10/1/47	120,899	131,457
3.50%, 11/1/47	920,120	978,714
3.50%, 12/1/47	479,742	510,718
3.50%, 1/1/48	276,539	293,713
4.50%, 2/1/48	176,889	191,726
3.50%, 5/1/48	471,557	499,212
4.00%, 8/1/48	760,332	809,840
5.00%, 8/1/48	144,623	158,187
3.00%, 9/1/48	761,184	805,041
4.00%, 9/1/48	1,783,027	1,899,492
4.50%, 10/1/48	513,747	555,745
5.00%, 11/1/48	267,133	291,857
3.00%, 12/1/48	173,984	183,454
4.50%, 12/1/48	131,264	141,857
5.00%, 12/1/48	102,009	111,489
4.50%, 3/1/49	98,981	107,019
5.00%, 3/1/49	603,342	659,201
4.00%, 5/1/49	441,094	469,467
4.50%, 5/1/49	343,514	370,728
4.00%, 6/1/49	354,625	381,765
4.00%, 7/1/49	1,279,193	1,404,704
4.50%, 7/1/49	356,346	384,919
2.50%, 8/1/49	263,766	273,984
3.00%, 8/1/49	1,154,933	1,216,755
5.00%, 10/1/49	1,186,915	1,296,721
5.50%, 10/1/49	611,198	676,446
3.00%, 12/1/49	1,334,490	1,405,584
2.50%, 1/1/50	2,922,935	3,033,821

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
3.00%, 3/1/50	$595,362	$628,813
2.00%, 6/1/50	500,000	511,247
2.50%, 6/1/50	3,000,000	3,114,993

Total Federal Home Loan Mortgage Corporation		78,084,277

Federal National Mortgage Association - 21.8%
6.63%, 11/15/30	5,000,000	7,764,948
2.50%, 6/1/32	1,478,301	1,550,653
6.00%, 9/1/32	210,221	242,177
6.00%, 12/1/32	435,187	491,264
5.00%, 8/1/33	354,298	406,241
3.00%, 4/1/35	3,938,182	4,160,973
2.00%, 5/1/35	1,492,884	1,541,879
2.50%, 5/1/35	1,000,000	1,047,835
2.50%, 6/1/35	1,000,000	1,047,785
3.50%, 6/1/35(a)	4,500,000	4,749,434
5.50%, 10/1/35	43,554	50,874
5.50%, 4/1/37	393,148	454,423
5.63%, 7/15/37	1,000,000	1,625,367
5.00%, 5/1/38	14,402	16,507
6.00%, 5/1/38	38,377	44,407
5.50%, 6/1/38	117,602	137,284
5.50%, 11/1/38	2,954	3,422
4.50%, 9/1/39	623,233	693,267
5.00%, 9/1/39	266,090	305,864
4.50%, 11/1/39	129,422	144,810
5.50%, 4/1/40	16,815	19,652
4.50%, 8/1/40	322,563	363,815
4.50%, 9/1/40	188,759	210,251
4.00%, 10/1/40	194,968	214,046
3.50%, 1/1/41	391,032	424,421
4.50%, 2/1/41	90,734	101,017
4.00%, 3/1/41	745,333	821,170
6.00%, 7/1/41	590,957	683,617
4.50%, 8/1/41	238,622	265,674
4.00%, 9/1/41	85,535	94,176
5.50%, 9/1/41	63,895	74,306
4.00%, 10/1/41	931,482	1,055,138
4.00%, 11/1/41	117,657	129,204
4.00%, 1/1/42	228,406	253,314
4.50%, 1/1/42	205,116	230,589
6.00%, 1/1/42	333,782	391,125
3.00%, 3/1/42	320,241	342,841
3.50%, 6/1/42	552,239	599,208
4.00%, 6/1/42	524,824	578,118
4.00%, 9/1/42	310,607	352,539
3.00%, 10/1/42	437,297	471,356
4.00%, 12/1/42	159,901	175,735
4.00%, 2/1/43	233,000	256,339
2.50%, 3/1/43	24,275	25,608
3.00%, 4/1/43	916,550	981,769
2.50%, 5/1/43	90,069	95,015
3.00%, 5/1/43	226,112	242,161
3.50%, 5/1/43	51,326	55,740
3.00%, 6/1/43	644,288	696,043
3.00%, 7/1/43	2,561,714	2,754,288
3.50%, 7/1/43	1,461,200	1,615,200
3.00%, 8/1/43	2,416,367	2,610,878
3.50%, 8/1/43	1,049,727	1,142,800
4.00%, 8/1/43	75,687	83,126
3.00%, 9/1/43	3,899,818	4,180,221
4.00%, 9/1/43	425,972	471,201
4.50%, 9/1/43	34,272	38,144
3.50%, 10/1/43	304,739	330,468
3.50%, 11/1/43	456,742	495,275
4.00%, 11/1/43	412,975	463,971
3.50%, 12/1/43	645,286	699,963
4.00%, 1/1/44	714,755	794,814
4.00%, 2/1/44	194,292	215,751
4.00%, 3/1/44	182,800	201,267
4.00%, 5/1/44	15,142	16,611
4.50%, 5/1/44	187,561	208,423
3.50%, 6/1/44	269,776	292,596
4.00%, 6/1/44	78,499	88,200
4.00%, 7/1/44	455,191	505,256
3.00%, 8/1/44	969,099	1,021,878
3.50%, 8/1/44	34,162	37,424
4.00%, 8/1/44	87,346	95,387
4.00%, 9/1/44	308,621	338,331
3.00%, 10/1/44	681,171	729,232
4.00%, 10/1/44	284,962	310,652
4.00%, 11/1/44	327,009	362,851
5.00%, 11/1/44	274,708	315,373
4.00%, 12/1/44	108,949	118,911
3.00%, 1/1/45	10,941	11,624
3.50%, 2/1/45	1,665,237	1,805,869
4.00%, 2/1/45	891,035	979,475
3.00%, 4/1/45	266,095	282,563
3.00%, 5/1/45	675,530	722,393
3.50%, 5/1/45	136,837	147,055
3.00%, 6/1/45	231,198	245,537
3.50%, 6/1/45	1,315,155	1,410,638
4.00%, 6/1/45	1,150,552	1,257,757
3.50%, 7/1/45	267,115	287,031
3.50%, 8/1/45	812,401	885,511
3.50%, 9/1/45	6,137,509	6,593,882
4.00%, 9/1/45	559,394	608,897
3.00%, 10/1/45	114,769	121,739
3.50%, 10/1/45	176,587	190,689
4.00%, 10/1/45	522,102	566,791
4.50%, 10/1/45	234,679	261,158
3.00%, 11/1/45	106,303	112,665
3.50%, 11/1/45	305,492	327,761
4.00%, 11/1/45	205,135	221,142
3.00%, 12/1/45	1,859,075	1,986,418
3.50%, 12/1/45	478,668	512,458
3.00%, 1/1/46	254,046	269,143
3.50%, 1/1/46	2,865,602	3,073,862
3.00%, 2/1/46	252,498	267,409
3.50%, 2/1/46	931,329	1,002,738
3.50%, 3/1/46	172,516	184,861
3.00%, 4/1/46	2,541,002	2,700,896
3.50%, 4/1/46	2,333,792	2,506,057
4.00%, 4/1/46	117,770	126,789
3.50%, 5/1/46	381,736	409,532
4.50%, 5/1/46	80,683	89,260
3.00%, 6/1/46	1,042,757	1,119,359
3.50%, 6/1/46	192,185	205,628
4.50%, 6/1/46	170,066	186,088
3.50%, 7/1/46	679,678	727,847
4.00%, 7/1/46	103,706	112,117
2.50%, 8/1/46	19,325	20,387
2.50%, 9/1/46	44,770	47,227
3.00%, 9/1/46	1,169,712	1,238,295
4.00%, 9/1/46	264,239	290,890
2.50%, 10/1/46	55,622	58,678

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
3.00%, 10/1/46	$4,430,531	$4,687,476
4.00%, 10/1/46	180,823	195,706
2.50%, 11/1/46	38,901	41,038
3.00%, 11/1/46	3,455,076	3,656,531
2.50%, 12/1/46	83,040	87,602
3.00%, 12/1/46	2,007,959	2,125,321
3.50%, 12/1/46	961,697	1,043,192
4.00%, 12/1/46	169,647	181,873
2.50%, 1/1/47	112,426	117,583
3.00%, 1/1/47	781,222	830,066
3.50%, 1/1/47	843,280	904,251
4.50%, 1/1/47	197,022	215,405
5.50%, 1/1/47	456,061	532,870
3.00%, 2/1/47	1,318,209	1,393,772
3.50%, 2/1/47	6,091,987	6,576,701
4.00%, 2/1/47	955,561	1,049,302
4.00%, 3/1/47	199,149	214,280
4.50%, 3/1/47	123,033	133,523
3.00%, 4/1/47	2,364,562	2,502,318
3.50%, 4/1/47	1,250,542	1,331,091
4.00%, 4/1/47	369,236	396,722
4.50%, 4/1/47	334,093	364,363
3.50%, 5/1/47	3,103,704	3,334,305
4.00%, 5/1/47	3,380,837	3,639,419
4.50%, 5/1/47	1,677,488	1,855,946
3.50%, 6/1/47	274,002	291,643
4.00%, 6/1/47	985,720	1,059,426
3.50%, 7/1/47	1,250,003	1,359,401
4.00%, 7/1/47	750,987	813,765
4.50%, 7/1/47	690,488	749,643
5.00%, 7/1/47	394,849	453,834
3.50%, 8/1/47	651,700	697,076
4.00%, 8/1/47	2,490,279	2,693,997
3.00%, 9/1/47	171,639	181,137
3.50%, 9/1/47	926,009	978,606
4.00%, 9/1/47	839,282	897,094
4.50%, 9/1/47	383,002	416,519
3.50%, 10/1/47	232,488	247,262
4.00%, 10/1/47	1,189,142	1,270,267
4.50%, 10/1/47	408,892	444,714
3.50%, 11/1/47	512,806	543,517
4.50%, 11/1/47	533,682	580,008
3.00%, 12/1/47	651,106	686,887
3.50%, 12/1/47	1,809,884	1,928,931
4.00%, 12/1/47	655,298	698,796
3.00%, 1/1/48	2,063,693	2,173,239
3.50%, 1/1/48	1,246,076	1,319,598
3.00%, 2/1/48	309,745	326,395
3.50%, 2/1/48	75,004	79,678
4.00%, 4/1/48	978,675	1,043,456
3.50%, 5/1/48	656,397	694,347
4.00%, 5/1/48	638,727	692,604
4.50%, 5/1/48	378,311	409,278
5.00%, 5/1/48	317,364	347,807
3.50%, 6/1/48	254,961	269,200
4.00%, 6/1/48	311,534	331,379
4.50%, 6/1/48	79,992	86,531
5.00%, 6/1/48	80,123	87,657
3.50%, 7/1/48	1,794,084	1,916,383
4.00%, 7/1/48	1,184,308	1,259,870
4.50%, 7/1/48	520,786	563,468
3.50%, 8/1/48	469,488	504,891
4.50%, 8/1/48	477,429	517,097
5.00%, 8/1/48	301,837	330,966
3.00%, 9/1/48	497,915	528,490
3.50%, 9/1/48	767,137	811,189
4.00%, 9/1/48	4,036,237	4,296,797
4.00%, 10/1/48	3,316,047	3,591,896
4.50%, 10/1/48	277,267	299,848
3.00%, 11/1/48	3,088,399	3,268,412
3.50%, 11/1/48	5,284,152	5,614,393
4.50%, 11/1/48	1,710,713	1,860,775
5.00%, 11/1/48	398,175	435,440
4.50%, 12/1/48	1,783,618	1,926,057
5.00%, 12/1/48	103,205	112,756
4.00%, 1/1/49	955,127	1,016,860
4.50%, 1/1/49	895,615	969,400
3.00%, 2/1/49	863,853	911,810
5.00%, 2/1/49	551,008	602,529
4.00%, 3/1/49	1,452,836	1,546,130
4.50%, 3/1/49	824,952	890,755
5.00%, 3/1/49	40,738	44,529
3.50%, 4/1/49	1,793,445	1,892,796
4.00%, 4/1/49	1,048,464	1,116,166
4.50%, 4/1/49	373,201	403,146
3.00%, 5/1/49	345,414	363,749
3.50%, 5/1/49	523,100	551,884
4.00%, 5/1/49	1,590,182	1,704,822
4.50%, 5/1/49	518,219	559,528
5.00%, 5/1/49	102,211	111,809
3.00%, 6/1/49	950,444	1,000,896
3.50%, 6/1/49	4,986,449	5,271,252
4.00%, 6/1/49	789,388	840,305
3.50%, 7/1/49	1,635,467	1,726,256
4.00%, 7/1/49	496,505	528,977
3.00%, 8/1/49	673,820	709,588
3.50%, 8/1/49	546,187	584,016
4.00%, 8/1/49	921,274	980,610
2.50%, 9/1/49	1,454,529	1,510,916
3.00%, 9/1/49	8,310,431	8,769,095
3.50%, 9/1/49	1,240,300	1,308,900
3.00%, 10/1/49	2,830,860	2,981,616
4.00%, 10/1/49	817,250	869,820
2.50%, 11/1/49	1,766,018	1,834,970
2.50%, 12/1/49	2,004,596	2,080,643
3.00%, 12/1/49	2,883,950	3,037,037
3.00%, 2/1/50	4,080,906	4,309,649
3.50%, 2/1/50	1,272,563	1,373,960
4.50%, 2/1/50	290,834	314,631
2.50%, 3/1/50	196,867	204,545
4.50%, 4/1/50	943,724	1,021,228
3.00%, 6/1/50(a)	9,300,000	9,784,617

Total Federal National Mortgage Association		245,230,525

Government National Mortgage Association - 1.1%
3.00%, 11/20/49	1,176,503	1,247,864
2.50%, 6/1/50(a)	400,000	420,860
3.00%, 6/1/50(a)	2,600,000	2,752,547
3.50%, 6/1/50(a)	4,000,000	4,241,250
4.00%, 6/1/50(a)	2,000,000	2,130,547
4.50%, 6/1/50(a)	1,000,000	1,075,469
5.00%, 6/1/50(a)	350,000	380,365

Total Government National Mortgage Association		12,248,902

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
Tennessee Valley Authority - 0.7%
5.25%, 9/15/39	$2,000,000	$2,956,981
3.50%, 12/15/42	1,000,000	1,227,275
4.63%, 9/15/60	1,000,000	1,591,499
4.25%, 9/15/65	1,000,000	1,517,985

Total Tennessee Valley Authority		7,293,740

Uniform Mortgage-Backed Securities - 2.7%
2.00%, 6/1/35(a)	750,000	773,730
2.50%, 6/1/35(a)	6,350,000	6,645,176
3.00%, 6/1/35(a)	4,800,000	5,060,683
4.00%, 6/1/35(a)	550,000	582,613
2.50%, 6/1/50(a)	4,000,000	4,150,469
3.50%, 6/1/50(a)	4,200,000	4,431,000
4.00%, 6/1/50(a)	4,600,000	4,897,383
4.50%, 6/1/50(a)	2,000,000	2,160,937
5.00%, 6/1/50(a)	750,000	819,785
5.50%, 6/1/50(a)	300,000	330,726
2.50%, 7/1/50(a)	900,000	931,911

Total Uniform Mortgage-Backed Securities		30,784,413

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $364,623,088)		373,641,857

U.S. GOVERNMENT OBLIGATIONS - 24.1%

U.S. Treasury Bonds - 7.9%
8.13%, 8/15/21	500,000	548,154
8.00%, 11/15/21	750,000	835,664
7.25%, 8/15/22	700,000	809,525
7.13%, 2/15/23	55,000	65,357
6.25%, 8/15/23	175,000	208,947
7.50%, 11/15/24	175,000	231,051
1.63%, 8/15/29	1,130,000	1,233,620
6.25%, 5/15/30	756,000	1,168,773
5.38%, 2/15/31	1,027,000	1,532,156
4.50%, 2/15/36	416,000	638,072
4.75%, 2/15/37	493,000	788,713
5.00%, 5/15/37	1,000,000	1,644,590
4.50%, 5/15/38	180,000	284,347
3.50%, 2/15/39	285,000	404,160
4.25%, 5/15/39	750,000	1,161,489
4.50%, 8/15/39	376,000	599,221
4.38%, 11/15/39	425,000	669,026
4.63%, 2/15/40	375,000	608,665
1.00%, 5/15/40	2,000,000	1,981,406
4.38%, 5/15/40	1,025,000	1,621,882
3.88%, 8/15/40	1,078,000	1,606,725
4.25%, 11/15/40	1,200,000	1,875,516
4.75%, 2/15/41	500,000	828,965
4.38%, 5/15/41	525,000	834,914
3.75%, 8/15/41	1,239,000	1,823,266
3.13%, 11/15/41	1,950,000	2,637,832
3.13%, 2/15/42	930,000	1,260,404
3.00%, 5/15/42	750,000	998,027
2.75%, 8/15/42	1,850,000	2,366,338
2.75%, 11/15/42	1,300,000	1,662,832
3.13%, 2/15/43	700,000	949,006
2.88%, 5/15/43	1,270,000	1,658,888
3.63%, 8/15/43	1,049,000	1,531,868
3.75%, 11/15/43	1,035,000	1,541,281
3.63%, 2/15/44	1,000,000	1,465,020
3.38%, 5/15/44	1,260,000	1,783,048
3.13%, 8/15/44	1,500,000	2,047,354
3.00%, 11/15/44	1,500,000	2,009,912
2.50%, 2/15/45	1,500,000	1,851,064
3.00%, 5/15/45	1,320,000	1,773,363
2.88%, 8/15/45	1,305,000	1,721,122
3.00%, 11/15/45	1,000,000	1,348,828
2.50%, 2/15/46	1,375,000	1,703,711
2.50%, 5/15/46	1,500,000	1,860,996
2.25%, 8/15/46	1,725,000	2,046,551
2.88%, 11/15/46	1,100,000	1,463,945
3.00%, 2/15/47	1,390,000	1,894,934
3.00%, 5/15/47	1,400,000	1,909,059
2.75%, 8/15/47	1,775,000	2,320,258
2.75%, 11/15/47	1,410,000	1,845,723
3.00%, 2/15/48	1,730,000	2,370,100
3.13%, 5/15/48	1,975,000	2,769,436
3.00%, 8/15/48	2,125,000	2,923,950
3.38%, 11/15/48	1,950,000	2,866,805
3.00%, 2/15/49	2,400,000	3,313,687
2.25%, 8/15/49	2,710,000	3,260,628
2.00%, 2/15/50	2,150,000	2,465,151
1.25%, 5/15/50	1,750,000	1,684,512

Total U.S. Treasury Bonds		89,309,837

U.S. Treasury Notes - 16.2%
2.63%, 6/15/21	1,260,000	1,291,771
1.13%, 6/30/21	1,495,000	1,509,950
1.63%, 6/30/21	1,000,000	1,015,410
2.13%, 6/30/21	1,000,000	1,020,781
1.13%, 7/31/21	1,300,000	1,314,168
2.13%, 8/15/21	1,260,000	1,289,261
2.75%, 8/15/21	1,000,000	1,030,742
1.13%, 8/31/21	2,700,000	2,732,010
1.50%, 8/31/21	1,500,000	1,524,521
2.00%, 8/31/21	1,000,000	1,022,656
1.13%, 9/30/21	3,400,000	3,442,502
1.50%, 9/30/21	2,000,000	2,034,961
2.13%, 9/30/21	1,000,000	1,025,918
1.25%, 10/31/21	1,800,000	1,827,281
1.50%, 10/31/21	1,210,000	1,232,711
2.00%, 10/31/21	2,200,000	2,256,934
2.00%, 11/15/21	2,000,000	2,053,203
1.75%, 11/30/21	1,600,000	1,637,969
1.88%, 11/30/21	1,500,000	1,538,467
2.63%, 12/15/21	750,000	778,301
2.00%, 12/31/21	3,200,000	3,292,563
2.13%, 12/31/21	1,800,000	1,855,617
1.50%, 1/31/22	1,760,000	1,798,981
1.88%, 1/31/22	2,400,000	2,468,203
2.00%, 2/15/22	1,225,000	1,263,425
1.13%, 2/28/22	1,000,000	1,016,836
1.75%, 2/28/22	1,300,000	1,335,953
1.88%, 2/28/22	2,150,000	2,213,996
2.38%, 3/15/22	1,000,000	1,039,473
1.75%, 3/31/22	1,500,000	1,543,477
1.88%, 3/31/22	2,000,000	2,062,539
2.25%, 4/15/22	1,500,000	1,558,359
0.13%, 4/30/22	1,695,000	1,694,040
1.75%, 4/30/22	1,280,000	1,319,050
1.88%, 4/30/22	1,000,000	1,032,676
1.75%, 5/15/22	1,000,000	1,031,016

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
0.13%, 5/31/22	$1,875,000	$1,873,938
1.75%, 5/31/22	2,500,000	2,579,004
1.88%, 5/31/22	1,000,000	1,034,180
1.75%, 6/15/22	3,201,000	3,304,907
1.75%, 6/30/22	2,250,000	2,324,092
1.75%, 7/15/22	800,000	826,813
1.88%, 7/31/22	498,000	516,354
2.00%, 7/31/22	710,000	738,206
1.50%, 8/15/22	1,200,000	1,235,297
1.63%, 8/15/22	1,000,000	1,032,246
1.63%, 8/31/22	1,190,000	1,228,907
1.50%, 9/15/22	2,585,000	2,664,065
1.75%, 9/30/22	2,045,000	2,120,250
1.88%, 9/30/22	880,000	914,908
1.38%, 10/15/22	2,500,000	2,571,289
1.88%, 10/31/22	3,325,000	3,461,767
2.00%, 10/31/22	300,000	313,248
1.63%, 11/15/22	2,420,000	2,506,307
2.00%, 11/30/22	2,785,000	2,911,685
1.63%, 12/15/22	1,800,000	1,866,516
2.13%, 12/31/22	2,840,000	2,982,444
1.50%, 1/15/23	1,500,000	1,552,031
1.75%, 1/31/23	800,000	833,422
2.38%, 1/31/23	400,000	423,367
1.38%, 2/15/23	1,000,000	1,032,422
2.00%, 2/15/23	1,975,000	2,072,053
1.50%, 2/28/23	750,000	777,188
2.63%, 2/28/23	750,000	800,317
0.50%, 3/15/23	1,505,000	1,518,463
1.50%, 3/31/23	750,000	778,066
2.50%, 3/31/23	1,000,000	1,065,430
0.25%, 4/15/23	1,615,000	1,618,344
1.63%, 4/30/23	1,200,000	1,250,227
2.75%, 4/30/23	600,000	644,648
0.25%, 5/15/23	1,790,000	1,786,819
1.75%, 5/15/23	1,890,000	1,977,043
1.63%, 5/31/23	750,000	782,153
2.75%, 5/31/23	1,230,000	1,323,836
1.38%, 6/30/23	480,000	497,456
2.63%, 6/30/23	215,000	231,024
1.25%, 7/31/23	680,000	702,631
2.50%, 8/15/23	750,000	805,166
1.38%, 8/31/23	380,000	394,399
2.75%, 8/31/23	625,000	676,538
1.38%, 9/30/23	500,000	519,375
2.88%, 9/30/23	1,210,000	1,317,246
1.63%, 10/31/23	375,000	393,127
2.88%, 10/31/23	245,000	267,241
2.75%, 11/15/23	950,000	1,033,199
2.13%, 11/30/23	580,000	618,640
2.88%, 11/30/23	745,000	814,058
2.25%, 12/31/23	415,000	445,079
2.63%, 12/31/23	340,000	369,152
2.25%, 1/31/24	750,000	805,562
2.50%, 1/31/24	360,000	389,897
2.75%, 2/15/24	635,000	694,110
2.38%, 2/29/24	1,000,000	1,080,000
2.13%, 3/31/24	1,750,000	1,876,260
2.00%, 4/30/24	170,000	181,671
2.50%, 5/15/24	1,900,000	2,068,773
2.00%, 5/31/24	1,750,000	1,872,158
2.00%, 6/30/24	800,000	856,875
1.75%, 7/31/24	1,000,000	1,061,914
2.13%, 7/31/24	500,000	538,740
2.38%, 8/15/24	1,500,000	1,632,773
1.25%, 8/31/24	1,500,000	1,562,930
1.88%, 8/31/24	1,100,000	1,174,980
1.50%, 9/30/24	1,615,000	1,700,734
2.13%, 9/30/24	1,800,000	1,943,578
1.50%, 10/31/24	2,000,000	2,107,734
2.25%, 10/31/24	1,500,000	1,629,902
2.25%, 11/15/24	2,150,000	2,337,873
1.50%, 11/30/24	1,500,000	1,582,500
2.13%, 11/30/24	1,000,000	1,082,578
1.75%, 12/31/24	525,000	560,027
2.25%, 12/31/24	750,000	816,914
1.38%, 1/31/25	2,459,000	2,582,574
2.50%, 1/31/25	950,000	1,047,264
2.00%, 2/15/25	2,000,000	2,159,141
7.63%, 2/15/25	500,000	671,748
1.13%, 2/28/25	2,000,000	2,079,492
2.75%, 2/28/25	800,000	892,250
0.50%, 3/31/25	1,175,000	1,186,176
2.63%, 3/31/25	860,000	955,625
0.38%, 4/30/25	1,500,000	1,504,980
2.88%, 4/30/25	1,500,000	1,687,441
2.13%, 5/15/25	2,375,000	2,585,781
2.38%, 5/15/29	500,000	577,568
1.75%, 11/15/29	1,015,000	1,121,238
1.50%, 2/15/30	1,200,000	1,298,109
2.88%, 5/15/49	2,550,000	3,450,718
2.38%, 11/15/49	2,225,000	2,751,178

Total U.S. Treasury Notes		182,542,070

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $261,884,736)		271,851,907

U.S. CORPORATE BONDS - 24.7%

United States - 24.7%
3M Co.
2.25%, 9/19/26	130,000	139,118
2.88%, 10/15/27	455,000	509,710
ABB Finance USA, Inc.
3.80%, 4/3/28	17,000	19,604
Abbott Laboratories
3.75%, 11/30/26	251,000	294,365
AbbVie, Inc.
3.45%, 3/15/22(b)	145,000	150,797
3.25%, 10/1/22(b)	20,000	20,950
3.20%, 11/6/22	50,000	52,588
3.85%, 6/15/24(b)	72,000	78,754
2.60%, 11/21/24(b)	300,000	316,177
3.80%, 3/15/25(b)	346,000	382,207
3.60%, 5/14/25	105,000	115,801
3.20%, 5/14/26	227,000	246,553
3.20%, 11/21/29(b)	1,364,000	1,479,768
4.55%, 3/15/35(b)	275,000	322,694
4.50%, 5/14/35	184,000	217,768
4.30%, 5/14/36	71,000	81,521
4.85%, 6/15/44(b)	25,000	29,754
4.75%, 3/15/45(b)	140,000	167,677
Activision Blizzard, Inc.
2.30%, 9/15/21	5,000	5,093
3.40%, 9/15/26	189,000	211,010
Adventist Health System/West
2.95%, 3/1/29	50,000	51,818

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
Advocate Health & Hospitals Corp.
2.21%, 6/15/30, Series 2020	$250,000	$254,615
4.27%, 8/15/48	500,000	619,391
AEP Texas, Inc.
3.95%, 6/1/28	100,000	113,122
Aetna, Inc.
6.63%, 6/15/36	75,000	105,052
Agilent Technologies, Inc.
3.88%, 7/15/23	52,000	55,930
2.75%, 9/15/29	33,000	34,987
Air Lease Corp.
2.75%, 1/15/23	25,000	23,027
3.00%, 9/15/23	45,000	41,411
4.25%, 2/1/24	354,000	336,413
4.25%, 9/15/24	201,000	188,668
3.25%, 3/1/25	110,000	100,796
3.75%, 6/1/26	150,000	136,847
3.63%, 4/1/27	201,000	176,650
3.63%, 12/1/27	120,000	106,162
4.63%, 10/1/28	75,000	67,190
Aircastle Ltd.
5.50%, 2/15/22	60,000	56,417
4.40%, 9/25/23	107,000	90,319
4.13%, 5/1/24	165,000	137,702
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	100,000	109,865
3.38%, 8/15/31	325,000	352,936
Allstate Corp. (The)
3.28%, 12/15/26	108,000	119,953
Altria Group, Inc.
3.49%, 2/14/22	100,000	104,106
4.00%, 1/31/24	177,000	193,091
4.40%, 2/14/26	200,000	229,003
2.63%, 9/16/26	237,000	248,135
4.80%, 2/14/29	377,000	435,376
5.38%, 1/31/44	7,000	8,261
3.88%, 9/16/46	32,000	31,295
5.95%, 2/14/49	72,000	93,524
Amazon.com, Inc.
5.20%, 12/3/25	64,000	78,809
3.15%, 8/22/27	276,000	313,737
Ameren Corp.
3.65%, 2/15/26	50,000	55,092
American Airlines Pass Through Trust
3.38%, 11/1/28, Series 2015-1, Class A	76,120	59,256
3.35%, 4/15/31, Series AA	22,294	19,649
American Campus Communities Operating Partnership L.P.
3.63%, 11/15/27	61,000	57,650
2.85%, 2/1/30	244,000	212,958
American Electric Power Co., Inc.
4.30%, 12/1/28, Series J	50,000	57,995
American Express Co.
3.13%, 5/20/26	68,000	74,398
American Express Credit Corp.
3.30%, 5/3/27	225,000	250,143
American Homes 4 Rent L.P.
4.25%, 2/15/28	230,000	226,612
American Honda Finance Corp.
3.50%, 2/15/28	65,000	69,636
American International Group, Inc.
4.88%, 6/1/22	75,000	80,712
4.13%, 2/15/24(c)	64,000	70,237
3.75%, 7/10/25	80,000	87,270
3.90%, 4/1/26	313,000	344,628
4.20%, 4/1/28	468,000	521,484
3.88%, 1/15/35	543,000	593,589
American Tower Corp.
3.50%, 1/31/23	60,000	63,970
3.00%, 6/15/23	16,000	16,930
5.00%, 2/15/24	43,000	49,007
4.40%, 2/15/26	392,000	449,971
3.38%, 10/15/26	150,000	164,860
3.13%, 1/15/27	145,000	155,221
3.55%, 7/15/27	150,000	165,104
3.80%, 8/15/29	274,000	307,853
2.90%, 1/15/30	600,000	632,921
American Water Capital Corp.
3.85%, 3/1/24	163,000	179,209
3.40%, 3/1/25	40,000	44,062
2.95%, 9/1/27	232,000	250,343
3.75%, 9/1/28	374,000	427,427
4.30%, 9/1/45	115,000	138,081
4.00%, 12/1/46	13,000	15,377
3.75%, 9/1/47	25,000	28,458
4.20%, 9/1/48	30,000	37,047
Ameriprise Financial, Inc.
2.88%, 9/15/26	170,000	185,193
AmerisourceBergen Corp.
3.45%, 12/15/27	75,000	82,864
Amgen, Inc.
3.88%, 11/15/21	115,171	119,284
2.65%, 5/11/22	75,000	77,731
3.63%, 5/15/22	150,000	157,589
2.25%, 8/19/23(c)	156,000	163,105
3.63%, 5/22/24	59,000	64,190
3.13%, 5/1/25	145,000	158,564
3.20%, 11/2/27	251,000	277,352
2.45%, 2/21/30	417,000	436,032
4.40%, 5/1/45	69,000	86,338
Amphenol Corp.
3.20%, 4/1/24	607,000	644,332
2.80%, 2/15/30	30,000	31,473
Analog Devices, Inc.
2.88%, 6/1/23	28,000	29,425
3.13%, 12/5/23	107,000	114,248
3.50%, 12/5/26	766,000	848,589
Anthem, Inc.
3.13%, 5/15/22	80,000	83,787
3.50%, 8/15/24	40,000	43,802
3.65%, 12/1/27	442,000	500,974
5.10%, 1/15/44	190,000	246,603
Aon Corp.
4.50%, 12/15/28	265,000	310,769
Aon PLC
3.50%, 6/14/24	10,000	10,819
3.88%, 12/15/25	100,000	110,445
Appalachian Power Co.
3.30%, 6/1/27, Series X	100,000	106,942
Apple, Inc.
4.50%, 2/23/36	500,000	654,132

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
3.85%, 5/4/43	$830,000	$1,020,965
4.45%, 5/6/44	290,000	382,485
3.45%, 2/9/45	490,000	567,372
4.38%, 5/13/45	490,000	642,378
4.65%, 2/23/46	850,000	1,173,308
3.85%, 8/4/46	750,000	928,819
4.25%, 2/9/47	300,000	391,648
3.75%, 9/12/47	548,000	669,704
3.75%, 11/13/47	555,000	674,152
2.95%, 9/11/49	527,000	575,208
2.65%, 5/11/50	180,000	186,827
Aptiv Corp.
4.15%, 3/15/24	25,000	26,396
Aptiv PLC
4.35%, 3/15/29	75,000	74,364
4.40%, 10/1/46(c)	20,000	16,735
5.40%, 3/15/49	125,000	121,655
Arch Capital Finance LLC
4.01%, 12/15/26	305,000	337,129
Arch Capital Group US, Inc.
5.14%, 11/1/43	50,000	60,266
Archer-Daniels-Midland Co.
2.50%, 8/11/26	185,000	199,138
Ares Capital Corp.
3.63%, 1/19/22	25,000	24,832
3.50%, 2/10/23	762,000	746,848
Arrow Electronics, Inc.
3.88%, 1/12/28	412,000	421,620
Ascension Health
4.85%, 11/15/53	626,000	843,563
Assurant, Inc.
4.00%, 3/15/23	25,000	26,215
4.90%, 3/27/28	25,000	26,788
AT&T, Inc.
4.00%, 1/15/22	166,000	174,566
3.20%, 3/1/22	20,000	20,725
2.63%, 12/1/22	10,000	10,344
3.60%, 2/17/23	100,000	106,364
3.80%, 3/1/24	270,000	292,327
4.45%, 4/1/24	350,000	386,857
3.55%, 6/1/24	431,000	464,881
3.95%, 1/15/25	70,000	76,794
3.40%, 5/15/25	291,000	314,553
3.60%, 7/15/25	465,000	505,992
3.88%, 1/15/26	200,000	220,506
4.13%, 2/17/26	70,000	78,116
3.80%, 2/15/27	315,000	345,216
4.25%, 3/1/27	409,000	459,716
4.10%, 2/15/28	359,000	398,936
4.30%, 2/15/30	430,000	489,997
4.50%, 5/15/35	164,000	184,924
5.25%, 3/1/37	81,000	99,240
4.85%, 3/1/39	130,000	152,260
6.10%, 7/15/40	50,000	64,482
4.90%, 6/15/42	79,000	90,671
5.35%, 12/15/43	103,000	125,933
4.80%, 6/15/44	59,000	68,242
5.15%, 11/15/46	70,000	85,826
5.65%, 2/15/47	85,000	110,518
4.55%, 3/9/49	79,000	90,188
5.15%, 2/15/50	70,000	87,166
5.70%, 3/1/57	41,000	53,933
Athene Holding Ltd.
4.13%, 1/12/28	403,000	391,160
Autodesk, Inc.
4.38%, 6/15/25	25,000	27,760
3.50%, 6/15/27	165,000	185,825
AutoNation, Inc.
3.80%, 11/15/27	115,000	111,334
AutoZone, Inc.
2.88%, 1/15/23	33,000	34,035
3.13%, 7/15/23	50,000	52,945
3.25%, 4/15/25	73,000	78,259
3.75%, 6/1/27	313,000	339,783
3.75%, 4/18/29	175,000	192,963
AvalonBay Communities, Inc.
2.90%, 10/15/26	50,000	52,814
3.35%, 5/15/27	119,000	128,452
3.20%, 1/15/28	75,000	80,528
3.30%, 6/1/29	320,000	349,884
Avangrid, Inc.
3.15%, 12/1/24	50,000	53,296
3.80%, 6/1/29	150,000	166,818
Avery Dennison Corp.
4.88%, 12/6/28	56,000	64,397
AXIS Specialty Finance LLC
3.90%, 7/15/29	225,000	237,403
AXIS Specialty Finance PLC
4.00%, 12/6/27	25,000	26,370
Baker Hughes a GE Co. LLC
3.34%, 12/15/27	50,000	51,997
3.14%, 11/7/29	75,000	75,602
Baltimore Gas & Electric Co.
2.40%, 8/15/26	90,000	95,487
Bank of America Corp.
3.95%, 4/21/25, Series L	148,000	162,186
3.88%, 8/1/25	48,000	53,806
4.45%, 3/3/26	50,000	56,209
4.25%, 10/22/26	50,000	56,276
3.56%, 4/23/27, (3.559% fixed rate until 4/23/26; 3-month U.S. dollar London Interbank Offered Rate + 1.06% thereafter)(d)	150,000	165,457
3.25%, 10/21/27	167,000	182,778
4.18%, 11/25/27, Series L	859,000	964,433
3.82%, 1/20/28, (3.824% fixed rate until 1/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.575% thereafter)(d)	100,000	111,235
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.512% thereafter)(d)	400,000	442,542
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month U.S. dollar London Interbank Offered Rate + 1.37% thereafter)(d)	381,000	419,760
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(d)	145,000	158,049

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
3.97%, 3/5/29, (3.97% fixed rate until 3/5/28; 3-month U.S. dollar London Interbank Offered Rate + 1.07% thereafter)(d)	$250,000	$282,884
4.27%, 7/23/29, (4.271% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(d)	396,000	458,445
3.97%, 2/7/30, (3.974% fixed rate until 2/7/29; 3-month U.S. dollar London Interbank Offered Rate + 1.21% thereafter)(d)	211,000	240,116
2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3-month U.S. dollar London Interbank Offered Rate + 0.99% thereafter)(d)	335,000	341,591
6.11%, 1/29/37	152,000	207,849
BankUnited, Inc.
4.88%, 11/17/25	10,000	10,751
Baxalta, Inc.
4.00%, 6/23/25(c)	158,000	176,452
5.25%, 6/23/45	60,000	80,925
Baxter International, Inc.
2.60%, 8/15/26	49,000	52,898
3.95%, 4/1/30(b)	350,000	413,169
BBVA USA
2.50%, 8/27/24	250,000	247,709
Becton Dickinson and Co.
3.36%, 6/6/24	410,000	442,734
3.73%, 12/15/24	70,000	76,992
3.70%, 6/6/27	298,000	335,190
4.69%, 12/15/44	48,000	59,132
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	170,000	191,121
Berkshire Hathaway Finance Corp.
5.75%, 1/15/40	81,000	116,970
4.40%, 5/15/42	252,000	319,326
4.30%, 5/15/43	15,000	18,974
4.20%, 8/15/48	984,000	1,230,651
4.25%, 1/15/49	549,000	690,855
Berkshire Hathaway, Inc.
4.50%, 2/11/43	292,000	384,762
Best Buy Co., Inc.
4.45%, 10/1/28	60,000	66,578
BGC Partners, Inc.
5.38%, 7/24/23	150,000	151,108
Biogen, Inc.
5.20%, 9/15/45	47,000	62,814
Black Hills Corp.
4.25%, 11/30/23	26,000	27,954
4.35%, 5/1/33	180,000	201,038
Block Financial LLC
5.25%, 10/1/25	22,000	23,268
Boardwalk Pipelines L.P.
3.38%, 2/1/23	100,000	95,533
4.95%, 12/15/24	139,000	135,018
4.45%, 7/15/27	100,000	95,849
Boeing Co. (The)
4.88%, 5/1/25	360,000	382,592
2.60%, 10/30/25	25,000	23,951
2.25%, 6/15/26	50,000	46,596
2.80%, 3/1/27	285,000	265,930
5.15%, 5/1/30	750,000	805,222
3.60%, 5/1/34	250,000	228,828
5.93%, 5/1/60	530,000	616,659
Booking Holdings, Inc.
3.60%, 6/1/26	40,000	42,801
3.55%, 3/15/28	90,000	94,449
BorgWarner, Inc.
4.38%, 3/15/45	96,000	94,980
Boston Properties L.P.
3.13%, 9/1/23	23,000	24,071
3.80%, 2/1/24	50,000	53,359
3.20%, 1/15/25	8,000	8,405
3.65%, 2/1/26	227,000	244,007
2.75%, 10/1/26	65,000	67,198
4.50%, 12/1/28	450,000	518,627
2.90%, 3/15/30	100,000	101,726
Boston Scientific Corp.
3.45%, 3/1/24	225,000	240,957
3.85%, 5/15/25	153,000	169,284
3.75%, 3/1/26	170,000	192,572
7.00%, 11/15/35	165,000	240,051
7.38%, 1/15/40	2,000	3,166
BP Capital Markets America, Inc.
3.12%, 5/4/26	74,000	80,847
3.02%, 1/16/27	142,000	153,033
3.59%, 4/14/27	159,000	176,724
4.23%, 11/6/28(c)	100,000	115,720
Brandywine Operating Partnership L.P.
4.55%, 10/1/29	250,000	252,385
Brighthouse Financial, Inc.
3.70%, 6/22/27	229,000	225,246
Bristol-Myers Squibb Co.
3.88%, 8/15/25(b)	144,000	163,653
3.90%, 2/20/28(b)	307,000	356,983
3.40%, 7/26/29(b)	363,000	416,923
Brixmor Operating Partnership L.P.
3.25%, 9/15/23	116,000	114,942
3.65%, 6/15/24	150,000	149,076
4.13%, 6/15/26	30,000	30,652
Broadcom Corp.
3.00%, 1/15/22	673,000	685,965
3.63%, 1/15/24	397,000	418,177
3.88%, 1/15/27	680,000	717,141
3.50%, 1/15/28(c)	717,000	736,891
Broadcom, Inc.
3.15%, 11/15/25(b)	335,000	348,204
3.46%, 9/15/26(b)	144,000	148,450
4.15%, 11/15/30(b)	320,000	336,337
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	151,000	164,958
2.90%, 12/1/29	275,000	289,620
Brown & Brown, Inc.
4.20%, 9/15/24	20,000	21,613
Bunge Ltd. Finance Corp.
3.25%, 8/15/26	341,000	343,865
3.75%, 9/25/27	67,000	67,427

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
Burlington Northern Santa Fe LLC
3.65%, 9/1/25	$20,000	$22,617
3.25%, 6/15/27	40,000	44,980
CA, Inc.
4.70%, 3/15/27	55,000	58,470
California Institute of Technology
4.32%, 8/1/45	70,000	90,352
3.65%, 9/1/2119	350,000	391,816
Campbell Soup Co.
3.30%, 3/19/25	20,000	21,525
4.80%, 3/15/48	68,000	86,772
Capital One Financial Corp.
3.05%, 3/9/22	25,000	25,809
3.20%, 1/30/23	530,000	549,166
3.50%, 6/15/23	32,000	33,774
3.30%, 10/30/24	70,000	72,926
3.20%, 2/5/25	20,000	20,782
4.20%, 10/29/25	429,000	452,527
3.75%, 3/9/27	332,000	347,556
3.80%, 1/31/28	349,000	364,736
Cardinal Health, Inc.
3.08%, 6/15/24	109,000	114,879
3.50%, 11/15/24	144,000	154,291
3.41%, 6/15/27	184,000	204,699
4.50%, 11/15/44	52,000	54,538
4.37%, 6/15/47	105,000	111,953
Carlisle Cos., Inc.
3.50%, 12/1/24	105,000	110,833
3.75%, 12/1/27	25,000	26,094
Caterpillar Financial Services Corp.
2.40%, 8/9/26	90,000	94,740
CBRE Services, Inc.
4.88%, 3/1/26	153,000	165,580
CenterPoint Energy Houston Electric LLC
2.40%, 9/1/26, Series Z	90,000	93,239
3.00%, 2/1/27, Series AA	100,000	107,219
CenterPoint Energy Resources Corp.
3.55%, 4/1/23	15,000	15,905
4.00%, 4/1/28	220,000	247,759
CenterPoint Energy, Inc.
4.25%, 11/1/28	190,000	219,313
Charles Schwab Corp. (The)
3.20%, 1/25/28	100,000	108,807
3.25%, 5/22/29	200,000	221,410
Charter Communications Operating LLC
4.46%, 7/23/22	180,000	191,697
4.91%, 7/23/25	316,000	361,553
4.20%, 3/15/28	150,000	167,017
2.80%, 4/1/31	250,000	250,519
6.38%, 10/23/35	360,000	472,445
5.38%, 5/1/47	74,000	88,007
5.75%, 4/1/48	62,000	76,416
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	500,000	542,735
3.70%, 11/15/29(b)	25,000	24,965
Chubb INA Holdings, Inc.
3.35%, 5/3/26	130,000	145,154
Church & Dwight Co., Inc.
3.15%, 8/1/27	90,000	97,154
Cigna Corp.
3.05%, 11/30/22(b)	85,000	89,097
3.00%, 7/15/23(b)	80,000	84,428
4.13%, 11/15/25	140,000	159,452
4.50%, 2/25/26(b)	110,000	127,647
3.40%, 3/1/27(b)	120,000	131,873
3.05%, 10/15/27(b)	518,000	557,218
4.38%, 10/15/28	674,000	792,760
4.80%, 8/15/38	42,000	52,628
6.13%, 11/15/41(b)	21,000	30,401
4.80%, 7/15/46(b)	25,000	31,332
3.88%, 10/15/47(b)	146,000	165,390
Cimarex Energy Co.
4.38%, 6/1/24	63,000	63,905
3.90%, 5/15/27	495,000	483,681
Cintas Corp. No. 2
3.70%, 4/1/27	35,000	39,272
Cisco Systems, Inc.
2.95%, 2/28/26	91,000	102,175
2.50%, 9/20/26	40,000	44,390
Citigroup, Inc.
4.05%, 7/30/22	222,000	234,815
3.50%, 5/15/23	328,000	346,371
4.00%, 8/5/24	25,000	27,128
3.88%, 3/26/25	167,000	180,047
4.40%, 6/10/25	77,000	85,038
5.50%, 9/13/25	270,000	315,507
4.60%, 3/9/26	25,000	28,051
3.40%, 5/1/26	120,000	130,354
3.20%, 10/21/26	144,000	153,894
4.45%, 9/29/27	725,000	808,205
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month U.S. dollar London Interbank Offered Rate + 1.563% thereafter)(d)	20,000	21,965
6.63%, 1/15/28	150,000	191,761
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.39% thereafter)(d)	247,000	269,566
4.13%, 7/25/28	479,000	526,179
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month U.S. dollar London Interbank Offered Rate + 1.151% thereafter)(d)	257,000	278,885
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.192% thereafter)(d)	265,000	297,785
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month U.S. dollar London Interbank Offered Rate + 1.338% thereafter)(d)	329,000	369,355
2.98%, 11/5/30, (2.976% fixed rate until 11/5/29; Secured Overnight Financing Rate + 1.422% thereafter)(d)	250,000	259,877

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
2.67%, 1/29/31, (2.666% fixed rate until 1/29/30; Secured Overnight Financing Rate + 1.146% thereafter)(c)(d)	$382,000	$387,894
6.00%, 10/31/33	50,000	63,622
6.68%, 9/13/43	38,000	55,260
Citizens Financial Group, Inc.
2.85%, 7/27/26	359,000	371,818
Citrix Systems, Inc.
4.50%, 12/1/27	25,000	27,989
Cleco Corporate Holdings LLC
3.74%, 5/1/26	64,000	66,365
Cleveland Clinic Foundation (The)
4.86%, 1/1/2114	500,000	714,601
Clorox Co. (The)
3.10%, 10/1/27	275,000	309,001
CME Group, Inc.
5.30%, 9/15/43	56,000	83,091
CMS Energy Corp.
3.00%, 5/15/26	100,000	106,869
3.45%, 8/15/27(c)	257,000	275,481
CNA Financial Corp.
5.75%, 8/15/21	2,000	2,106
CNOOC Finance 2015 USA LLC
4.38%, 5/2/28	340,000	393,115
Coca-Cola Co. (The)
2.25%, 9/1/26	42,000	45,401
2.90%, 5/25/27	150,000	166,123
2.13%, 9/6/29	145,000	152,726
Colgate-Palmolive Co.
3.70%, 8/1/47	400,000	515,291
Columbia Pipeline Group, Inc.
4.50%, 6/1/25	48,000	53,907
Columbia Property Trust Operating Partnership L.P.
4.15%, 4/1/25	150,000	154,845
Comcast Corp.
3.38%, 8/15/25(c)	61,000	67,813
3.95%, 10/15/25	140,000	160,537
3.15%, 3/1/26	51,000	56,521
2.35%, 1/15/27	640,000	677,771
3.30%, 2/1/27	150,000	167,414
3.15%, 2/15/28	240,000	264,020
CommonSpirit Health
4.35%, 11/1/42	320,000	319,790
Conagra Brands, Inc.
7.00%, 10/1/28	23,000	30,851
4.85%, 11/1/28	797,000	948,000
8.25%, 9/15/30	85,000	127,147
Concho Resources, Inc.
4.38%, 1/15/25	107,000	109,740
3.75%, 10/1/27	100,000	104,797
4.30%, 8/15/28	132,000	143,504
4.88%, 10/1/47	190,000	210,621
4.85%, 8/15/48	40,000	43,847
Connecticut Light & Power Co. (The)
3.20%, 3/15/27, Series A	100,000	109,865
ConocoPhillips Co.
4.95%, 3/15/26	296,000	352,839
ConocoPhillips Holding Co.
6.95%, 4/15/29	50,000	68,807
Constellation Brands, Inc.
4.75%, 11/15/24	95,000	109,549
4.40%, 11/15/25	142,000	161,998
3.70%, 12/6/26	215,000	237,038
3.50%, 5/9/27	162,000	175,354
4.10%, 2/15/48	65,000	69,411
Continental Airlines Pass Through Trust
4.00%, 4/29/26, Series 2012-2, Class A	11,151	9,894
Corning, Inc.
2.90%, 5/15/22	9,000	9,325
Costco Wholesale Corp.
3.00%, 5/18/27	80,000	91,770
Crown Castle International Corp.
4.88%, 4/15/22	66,000	70,599
3.20%, 9/1/24	20,000	21,449
4.45%, 2/15/26	100,000	113,462
3.70%, 6/15/26	80,000	88,737
4.00%, 3/1/27	420,000	470,527
3.65%, 9/1/27	144,000	159,651
4.30%, 2/15/29(c)	250,000	288,022
3.10%, 11/15/29	102,000	108,007
4.75%, 5/15/47	95,000	118,649
5.20%, 2/15/49	50,000	65,782
CSX Corp.
4.25%, 6/1/21	38,000	38,895
3.40%, 8/1/24	25,000	27,413
3.35%, 11/1/25	44,000	49,109
3.25%, 6/1/27	349,000	385,949
3.80%, 3/1/28	212,000	241,518
3.80%, 11/1/46	87,000	97,561
4.30%, 3/1/48	60,000	74,108
3.95%, 5/1/50	15,000	18,116
4.25%, 11/1/66	20,000	23,977
CubeSmart L.P.
3.13%, 9/1/26	35,000	35,305
4.38%, 2/15/29	25,000	27,282
CVS Health Corp.
3.50%, 7/20/22	126,000	132,894
4.75%, 12/1/22	218,000	235,684
4.00%, 12/5/23	179,000	195,355
4.10%, 3/25/25	250,000	279,455
3.88%, 7/20/25	402,000	447,327
2.88%, 6/1/26	156,000	167,032
4.30%, 3/25/28	1,297,000	1,484,461
3.25%, 8/15/29	422,000	456,321
4.88%, 7/20/35	153,000	188,402
4.78%, 3/25/38	136,000	166,437
Dell International LLC
4.42%, 6/15/21(b)	50,000	50,947
5.45%, 6/15/23(b)	283,000	304,155
4.00%, 7/15/24(b)	35,000	36,403
6.02%, 6/15/26(b)	340,000	386,007
5.30%, 10/1/29(b)	370,000	402,597
8.10%, 7/15/36(b)	680,000	826,123
Devon Energy Corp.
5.00%, 6/15/45	61,000	54,346
DH Europe Finance II Sarl
3.40%, 11/15/49	50,000	55,807

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
Digital Realty Trust L.P.
2.75%, 2/1/23	$25,000	$25,626
3.70%, 8/15/27	288,000	321,182
4.45%, 7/15/28	152,000	178,548
Dignity Health
5.27%, 11/1/64	10,000	10,728
Discover Bank
4.68%, 8/9/28, (4.682% fixed rate until 8/9/23; 5-year U.S. dollar Swap Rate + 1.73% thereafter)(d)	200,000	200,323
4.65%, 9/13/28	250,000	273,330
Discover Financial Services
3.95%, 11/6/24	71,000	75,269
3.75%, 3/4/25	210,000	219,215
Discovery Communications LLC
4.90%, 3/11/26	421,000	471,078
3.95%, 3/20/28	85,000	91,759
5.00%, 9/20/37	188,000	206,624
6.35%, 6/1/40	50,000	61,710
4.95%, 5/15/42	90,000	96,669
4.88%, 4/1/43	46,000	48,761
Dollar General Corp.
3.88%, 4/15/27(c)	362,000	410,071
3.50%, 4/3/30	250,000	279,918
Dollar Tree, Inc.
3.70%, 5/15/23	277,000	295,760
4.00%, 5/15/25	41,000	45,234
Dominion Energy Gas Holdings LLC
3.60%, 12/15/24	120,000	130,820
3.00%, 11/15/29, Series B	250,000	257,266
Dominion Energy, Inc.
2.00%, 8/15/21, Series C	25,000	25,351
3.07%, 8/15/24	168,000	178,014
3.90%, 10/1/25	145,000	161,582
4.25%, 6/1/28	75,000	85,160
3.38%, 4/1/30, Series C	350,000	384,878
5.25%, 8/1/33, Series F	45,000	52,858
7.00%, 6/15/38	25,000	35,132
4.60%, 3/15/49, Series A	56,000	68,806
5.75%, 10/1/54, (5.75% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 3.057% thereafter)(d)	6,000	6,146
Dow Chemical Co. (The)
3.50%, 10/1/24	38,000	40,315
4.80%, 11/30/28	157,000	181,502
7.38%, 11/1/29	396,000	551,652
4.25%, 10/1/34	70,000	76,911
5.25%, 11/15/41	30,000	35,872
4.63%, 10/1/44	80,000	90,309
DTE Energy Co.
3.70%, 8/1/23, Series D	106,000	113,575
3.50%, 6/1/24, Series C	176,000	188,238
2.53%, 10/1/24, Series C	72,000	74,496
Duke Energy Carolinas LLC
2.95%, 12/1/26	20,000	22,158
3.95%, 11/15/28	454,000	537,805
Duke Energy Corp.
3.05%, 8/15/22	130,000	135,628
3.95%, 10/15/23	125,000	136,734
3.75%, 4/15/24	112,000	123,014
2.65%, 9/1/26	137,000	147,077
3.15%, 8/15/27	185,000	202,237
3.40%, 6/15/29	42,000	46,524
4.80%, 12/15/45	35,000	44,300
Duke Energy Florida LLC
3.20%, 1/15/27	55,000	60,689
Duke Energy Progress LLC
3.25%, 8/15/25	40,000	44,528
3.70%, 9/1/28	50,000	57,621
3.45%, 3/15/29	54,000	61,997
Duke Realty L.P.
3.75%, 12/1/24	80,000	85,484
3.25%, 6/30/26	141,000	150,131
4.00%, 9/15/28	60,000	67,551
Duke University
2.68%, 10/1/44, Series 2020	250,000	255,778
Duke University Health System, Inc.
3.92%, 6/1/47, Series 2017	200,000	246,833
DuPont de Nemours, Inc.
4.21%, 11/15/23	25,000	27,144
4.49%, 11/15/25	179,000	203,273
4.73%, 11/15/28	572,000	678,952
DXC Technology Co.
4.25%, 4/15/24	73,000	76,991
4.75%, 4/15/27	247,000	257,770
Eagle Materials, Inc.
4.50%, 8/1/26	300,000	306,494
Eastman Chemical Co.
3.60%, 8/15/22	50,000	51,938
3.80%, 3/15/25	88,000	93,988
4.50%, 12/1/28	40,000	45,034
Eaton Corp.
3.10%, 9/15/27	426,000	455,473
Eaton Vance Corp.
3.50%, 4/6/27	118,000	127,203
eBay, Inc.
3.80%, 3/9/22	127,000	133,263
2.75%, 1/30/23	30,000	31,280
3.45%, 8/1/24	37,000	39,992
3.60%, 6/5/27	425,000	463,787
Ecolab, Inc.
2.70%, 11/1/26	150,000	164,406
3.25%, 12/1/27	25,000	28,012
4.80%, 3/24/30	250,000	312,767
Edison International
4.13%, 3/15/28	45,000	47,017
Eli Lilly & Co.
3.38%, 3/15/29	187,000	215,536
Enable Midstream Partners L.P.
3.90%, 5/15/24	78,000	72,656
4.40%, 3/15/27	35,000	30,075
4.95%, 5/15/28	170,000	144,454
4.15%, 9/15/29	250,000	203,867
Enbridge Energy Partners L.P.
5.88%, 10/15/25	25,000	29,326
Energy Transfer Operating L.P.
4.65%, 6/1/21	10,000	10,167
4.75%, 1/15/26	131,000	139,517
5.50%, 6/1/27	100,000	108,520
5.25%, 4/15/29	100,000	106,967
3.75%, 5/15/30	100,000	98,930
6.63%, 10/15/36	100,000	108,227
7.50%, 7/1/38	40,000	47,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
5.30%, 4/15/47	$25,000	$24,582
5.00%, 5/15/50	100,000	96,287
Energy Transfer Partners L.P.
5.00%, 10/1/22	175,000	182,346
Entergy Corp.
2.95%, 9/1/26	319,000	348,318
Enterprise Products Operating LLC
3.35%, 3/15/23	120,000	127,221
3.90%, 2/15/24	115,000	125,639
3.75%, 2/15/25	218,000	240,040
4.15%, 10/16/28	550,000	626,400
3.13%, 7/31/29	262,000	278,431
6.65%, 10/15/34, Series H	175,000	231,340
4.25%, 2/15/48	35,000	38,111
4.95%, 10/15/54	150,000	167,607
5.25%, 8/16/77, Series E, (5.25% fixed rate until 8/16/27; 3-month U.S. dollar London Interbank Offered Rate + 3.033% thereafter)(d)	218,000	196,801
EOG Resources, Inc.
4.15%, 1/15/26	100,000	113,855
EPR Properties
4.75%, 12/15/26	250,000	218,366
4.50%, 6/1/27	260,000	224,563
Equifax, Inc.
2.30%, 6/1/21	80,000	80,766
Equitable Holdings, Inc.
4.35%, 4/20/28	529,000	568,648
ERP Operating L.P.
3.25%, 8/1/27	88,000	93,523
3.50%, 3/1/28	112,000	122,540
4.15%, 12/1/28	153,000	176,483
Essential Utilities, Inc.
3.57%, 5/1/29	362,000	393,944
Essex Portfolio L.P.
3.25%, 5/1/23	110,000	113,670
3.50%, 4/1/25	80,000	85,225
4.00%, 3/1/29	100,000	109,594
3.00%, 1/15/30	175,000	181,469
Estee Lauder Cos., Inc. (The)
3.15%, 3/15/27	60,000	65,474
Eversource Energy
2.75%, 3/15/22, Series K	82,000	84,643
2.90%, 10/1/24, Series L	126,000	134,839
Exelon Corp.
3.50%, 6/1/22	100,000	104,065
3.95%, 6/15/25	215,000	240,651
3.40%, 4/15/26	75,000	83,341
4.95%, 6/15/35	20,000	24,580
Exelon Generation Co. LLC
6.25%, 10/1/39	145,000	170,874
5.60%, 6/15/42	97,000	110,453
Expedia Group, Inc.
4.50%, 8/15/24	30,000	31,098
5.00%, 2/15/26	350,000	357,719
3.25%, 2/15/30	150,000	132,827
Exxon Mobil Corp.
2.61%, 10/15/30	500,000	531,360
3.00%, 8/16/39	250,000	260,627
4.23%, 3/19/40	500,000	610,663
3.57%, 3/6/45	577,000	639,568
4.11%, 3/1/46	900,000	1,089,865
3.10%, 8/16/49	327,000	341,074
4.33%, 3/19/50	500,000	627,116
3.45%, 4/15/51	1,000,000	1,106,968
Federal Realty Investment Trust
3.20%, 6/15/29	71,000	70,683
FedEx Corp.
4.00%, 1/15/24	20,000	22,156
3.25%, 4/1/26(c)	106,000	114,858
3.30%, 3/15/27	79,000	83,721
3.10%, 8/5/29	277,000	288,779
4.40%, 1/15/47	170,000	174,168
4.05%, 2/15/48	100,000	97,776
Fidelity National Financial, Inc.
4.50%, 8/15/28	220,000	243,223
Fidelity National Information Services, Inc.
3.00%, 8/15/26	70,000	76,954
4.25%, 5/15/28, Series 10Y	72,000	84,856
3.75%, 5/21/29	141,000	163,290
Fifth Third Bancorp
4.30%, 1/16/24	225,000	245,561
8.25%, 3/1/38	100,000	149,774
FirstEnergy Corp.
3.90%, 7/15/27, Series B	100,000	111,876
7.38%, 11/15/31, Series C	434,000	638,157
Fiserv, Inc.
4.20%, 10/1/28	637,000	739,616
4.40%, 7/1/49	546,000	666,410
Flex Ltd.
4.88%, 6/15/29	100,000	105,649
Florida Power & Light Co.
5.63%, 4/1/34	300,000	431,608
4.13%, 2/1/42	777,000	973,629
4.05%, 6/1/42	310,000	383,425
3.80%, 12/15/42	25,000	29,787
3.70%, 12/1/47	95,000	114,768
3.95%, 3/1/48	415,000	525,901
4.13%, 6/1/48	125,000	162,259
3.99%, 3/1/49	198,000	252,891
3.15%, 10/1/49	350,000	394,452
Flowers Foods, Inc.
3.50%, 10/1/26	8,000	8,307
Fluor Corp.
3.50%, 12/15/24	216,000	196,114
4.25%, 9/15/28	270,000	232,192
FMC Corp.
3.45%, 10/1/29	60,000	62,758
4.50%, 10/1/49	171,000	195,120
Fortive Corp.
3.15%, 6/15/26	200,000	211,309
Fox Corp.
3.67%, 1/25/22	100,000	104,305
4.03%, 1/25/24	145,000	159,565
4.71%, 1/25/29	283,000	331,441
GATX Corp.
3.25%, 3/30/25	170,000	176,346
3.85%, 3/30/27	160,000	163,526
3.50%, 3/15/28	300,000	297,445
4.55%, 11/7/28	90,000	96,208
4.70%, 4/1/29	70,000	76,444
GE Capital Funding LLC
4.05%, 5/15/27(b)	600,000	615,454

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	$220,000	$220,307
2.13%, 8/15/26	114,000	121,652
2.63%, 11/15/27(c)	62,000	66,004
3.75%, 5/15/28	100,000	115,645
General Electric Co.
4.65%, 10/17/21	312,000	323,901
6.75%, 3/15/32, Series A	720,000	863,323
6.15%, 8/7/37	60,000	68,900
5.88%, 1/14/38	57,000	63,760
6.88%, 1/10/39	85,000	102,440
4.13%, 10/9/42	4,000	3,697
General Mills, Inc.
3.65%, 2/15/24	2,000	2,192
3.20%, 2/10/27(c)	628,000	702,877
4.20%, 4/17/28	219,000	255,932
4.55%, 4/17/38	106,000	131,414
5.40%, 6/15/40	39,000	51,417
General Motors Co.
4.00%, 4/1/25	39,000	39,475
4.20%, 10/1/27	100,000	98,567
5.00%, 4/1/35	90,000	90,707
6.60%, 4/1/36	380,000	407,288
General Motors Financial Co., Inc.
3.20%, 7/6/21	30,000	30,019
3.45%, 1/14/22	170,000	169,946
3.45%, 4/10/22	84,000	84,174
3.15%, 6/30/22	130,000	129,723
4.00%, 1/15/25	283,000	285,503
4.35%, 4/9/25	75,000	76,419
4.30%, 7/13/25	111,000	113,297
5.25%, 3/1/26	60,000	62,830
4.00%, 10/6/26	100,000	99,841
4.35%, 1/17/27	223,000	223,396
3.85%, 1/5/28	111,000	107,649
Genpact Luxembourg SARL
3.70%, 4/1/22	130,000	133,026
Georgia Power Co.
3.25%, 3/30/27	110,000	119,234
2.65%, 9/15/29, Series B	10,000	10,455
Gilead Sciences, Inc.
2.95%, 3/1/27	256,000	282,687
Global Payments, Inc.
3.75%, 6/1/23	35,000	37,248
4.80%, 4/1/26	125,000	143,931
4.45%, 6/1/28	160,000	181,346
3.20%, 8/15/29	449,000	475,622
Globe Life, Inc.
4.55%, 9/15/28	200,000	217,317
GLP Capital L.P.
5.25%, 6/1/25	250,000	251,907
5.38%, 4/15/26	105,000	105,243
5.75%, 6/1/28	169,000	168,435
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/25	286,000	317,431
3.75%, 2/25/26	125,000	137,259
3.50%, 11/16/26	100,000	107,924
5.95%, 1/15/27	150,000	183,560
3.85%, 1/26/27	70,000	77,106
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month U.S. dollar London Interbank Offered Rate + 1.51% thereafter)(d)	546,000	598,668
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.158% thereafter)(d)	529,000	583,193
6.75%, 10/1/37	72,000	100,675
5.15%, 5/22/45	80,000	99,106
Halliburton Co.
3.50%, 8/1/23	3,000	3,094
3.80%, 11/15/25(c)	124,000	131,321
4.85%, 11/15/35	55,000	55,743
6.70%, 9/15/38	183,000	210,516
7.45%, 9/15/39	78,000	96,203
4.50%, 11/15/41	2,000	1,859
Hartford Financial Services Group, Inc. (The)
4.30%, 4/15/43	65,000	73,397
4.40%, 3/15/48	120,000	138,601
Hasbro, Inc.
3.50%, 9/15/27	278,000	280,068
6.35%, 3/15/40(c)	66,000	75,569
HCA, Inc.
4.75%, 5/1/23	25,000	27,067
5.25%, 4/15/25	325,000	368,572
5.13%, 6/15/39	60,000	70,096
5.50%, 6/15/47	113,000	135,771
5.25%, 6/15/49	150,000	177,219
Healthcare Realty Trust, Inc.
3.63%, 1/15/28	25,000	25,077
Healthcare Trust of America Holdings L.P.
3.10%, 2/15/30	300,000	285,759
Healthpeak Properties, Inc.
4.25%, 11/15/23	20,000	21,037
4.20%, 3/1/24	15,000	15,759
3.88%, 8/15/24	55,000	58,764
3.40%, 2/1/25	59,000	62,075
4.00%, 6/1/25	120,000	125,900
3.25%, 7/15/26	368,000	374,288
6.75%, 2/1/41	32,000	41,919
Hershey Co. (The)
2.30%, 8/15/26	85,000	91,249
Hess Corp.
4.30%, 4/1/27	100,000	100,794
7.13%, 3/15/33	100,000	108,918
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	814,000	914,305
6.20%, 10/15/35	100,000	119,650
Hexcel Corp.
4.70%, 8/15/25	133,000	139,296
3.95%, 2/15/27	150,000	154,635
Highwoods Realty L.P.
4.13%, 3/15/28	25,000	25,931
4.20%, 4/15/29	100,000	104,683
3.05%, 2/15/30	115,000	108,362
Home Depot, Inc. (The)
3.35%, 9/15/25	105,000	117,869
3.00%, 4/1/26	105,000	117,434

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
2.80%, 9/14/27	$105,000	$118,632
2.95%, 6/15/29	145,000	160,769
Honeywell International, Inc.
2.50%, 11/1/26	151,000	165,322
Host Hotels & Resorts L.P.
4.75%, 3/1/23, Series C	40,000	40,178
4.00%, 6/15/25, Series E	21,000	20,874
HP, Inc.
6.00%, 9/15/41	100,000	112,023
Hubbell, Inc.
3.63%, 11/15/22	25,000	25,951
3.15%, 8/15/27	8,000	8,215
3.50%, 2/15/28	96,000	100,312
Hudson Pacific Properties L.P.
3.95%, 11/1/27	175,000	173,771
4.65%, 4/1/29(c)	185,000	190,006
Humana, Inc.
3.15%, 12/1/22	15,000	15,728
3.95%, 3/15/27	540,000	606,620
4.95%, 10/1/44	77,000	99,772
Huntington Bancshares, Inc.
2.63%, 8/6/24	111,000	115,491
4.00%, 5/15/25	437,000	483,810
Huntington Ingalls Industries, Inc.
3.48%, 12/1/27	25,000	26,308
Huntsman International LLC
4.50%, 5/1/29	479,000	487,657
Illinois Tool Works, Inc.
2.65%, 11/15/26	99,000	109,752
Indiana University Health, Inc. Obligated Group
3.97%, 11/1/48	45,000	55,541
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 6/15/23	243,000	261,732
Ingersoll-Rand Luxembourg Finance S.A.
3.55%, 11/1/24	98,000	105,732
3.80%, 3/21/29	150,000	164,554
Ingredion, Inc.
3.20%, 10/1/26	109,000	117,304
Intel Corp.
3.70%, 7/29/25	93,000	105,912
2.60%, 5/19/26	100,000	109,449
3.15%, 5/11/27	268,000	300,449
Intercontinental Exchange, Inc.
3.75%, 12/1/25	36,000	40,873
3.10%, 9/15/27	90,000	98,521
3.75%, 9/21/28	208,000	238,949
International Business Machines Corp.
7.00%, 10/30/25	29,000	38,052
3.45%, 2/19/26	160,000	179,172
3.30%, 5/15/26	100,000	111,704
3.30%, 1/27/27	150,000	166,783
3.50%, 5/15/29	350,000	399,882
International Flavors & Fragrances, Inc.
4.38%, 6/1/47	27,000	27,828
5.00%, 9/26/48	50,000	56,445
International Lease Finance Corp.
8.63%, 1/15/22	30,000	30,761
International Paper Co.
3.65%, 6/15/24	172,000	188,552
3.80%, 1/15/26	155,000	171,744
3.00%, 2/15/27(c)	55,000	58,581
Interpublic Group of Cos., Inc. (The)
4.20%, 4/15/24	176,000	186,542
5.40%, 10/1/48	145,000	156,555
Interstate Power & Light Co.
6.25%, 7/15/39	10,000	14,326
3.70%, 9/15/46	100,000	109,764
ITC Holdings Corp.
3.25%, 6/30/26	75,000	81,078
Jabil, Inc.
3.95%, 1/12/28	134,000	138,779
JD.com, Inc.
3.38%, 1/14/30	250,000	264,611
Jefferies Group LLC
4.85%, 1/15/27	153,000	164,038
4.15%, 1/23/30	603,000	609,979
6.25%, 1/15/36	268,000	291,933
6.50%, 1/20/43	61,000	65,944
JetBlue Pass Through Trust
2.75%, 11/15/33, Series AA	99,769	91,088
JM Smucker Co. (The)
4.25%, 3/15/35	222,000	257,067
4.38%, 3/15/45	5,000	5,705
John Deere Capital Corp.
3.05%, 1/6/28	25,000	27,563
3.45%, 3/7/29	250,000	286,013
2.80%, 7/18/29	175,000	193,178
Johns Hopkins Health System Corp. (The)
3.84%, 5/15/46	98,000	116,464
Johnson & Johnson
4.38%, 12/5/33	550,000	720,480
3.55%, 3/1/36	72,000	84,872
3.63%, 3/3/37	400,000	479,298
3.40%, 1/15/38	725,000	848,152
4.50%, 12/5/43	250,000	346,042
3.70%, 3/1/46	350,000	435,272
3.75%, 3/3/47	657,000	830,521
3.50%, 1/15/48(c)	309,000	376,687
Johnson Controls International PLC
3.90%, 2/14/26	10,000	10,815
5.13%, 9/14/45	11,000	13,137
4.50%, 2/15/47	25,000	28,749
JPMorgan Chase & Co.
3.90%, 7/15/25	50,000	56,103
3.30%, 4/1/26	59,000	64,629
3.20%, 6/15/26	84,000	91,781
2.95%, 10/1/26	53,000	57,221
7.63%, 10/15/26	217,000	284,920
4.13%, 12/15/26	62,000	71,066
3.96%, 1/29/27, (3.96% fixed rate until 1/29/26; 3-month U.S. dollar London Interbank Offered Rate + 1.245% thereafter)(d)	100,000	111,486
8.00%, 4/29/27	1,000	1,348
4.25%, 10/1/27	144,000	163,866
3.63%, 12/1/27	35,000	38,274

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.337% thereafter)(d)	$320,000	$354,096
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(d)	268,000	293,561
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month U.S. dollar London Interbank Offered Rate + 0.945% thereafter)(d)	285,000	311,659
4.01%, 4/23/29, (4.005% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.12% thereafter)(d)	340,000	384,449
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.26% thereafter)(d)	255,000	292,186
4.45%, 12/5/29, (4.452% fixed rate until 12/5/28; 3-month U.S. dollar London Interbank Offered Rate + 1.33% thereafter)(d)	411,000	481,969
Juniper Networks, Inc.
4.50%, 3/15/24	25,000	27,331
Kaiser Foundation Hospitals
4.88%, 4/1/42	165,000	217,983
4.15%, 5/1/47	750,000	932,838
3.27%, 11/1/49, Series 2019	40,000	43,543
Kansas City Southern
4.30%, 5/15/43	19,000	21,928
4.70%, 5/1/48	125,000	157,001
Kellogg Co.
2.65%, 12/1/23	16,000	16,895
3.25%, 4/1/26	145,000	158,831
3.40%, 11/15/27	155,000	169,686
7.45%, 4/1/31, Series B	50,000	73,718
Kemper Corp.
4.35%, 2/15/25	125,000	131,864
Kennametal, Inc.
4.63%, 6/15/28	240,000	245,483
Keurig Dr. Pepper, Inc.
4.06%, 5/25/23	230,000	250,994
4.42%, 5/25/25	65,000	74,134
2.55%, 9/15/26	25,000	26,493
3.43%, 6/15/27	140,000	152,661
4.60%, 5/25/28(c)	170,000	202,982
5.09%, 5/25/48	125,000	163,759
KeyCorp
4.15%, 10/29/25	260,000	291,378
4.10%, 4/30/28(c)	290,000	325,010
2.55%, 10/1/29	90,000	89,025
Kilroy Realty L.P.
3.45%, 12/15/24	87,000	87,275
4.38%, 10/1/25	160,000	165,147
4.25%, 8/15/29	50,000	51,498
3.05%, 2/15/30	120,000	113,359
Kimberly-Clark Corp.
3.20%, 4/25/29	117,000	133,551
Kimco Realty Corp.
3.30%, 2/1/25	67,000	67,872
2.80%, 10/1/26	212,000	205,032
Kinder Morgan Energy Partners L.P.
3.50%, 9/1/23	25,000	26,468
7.30%, 8/15/33	1,000	1,320
6.95%, 1/15/38	90,000	120,614
6.38%, 3/1/41	8,000	10,007
5.40%, 9/1/44	75,000	88,765
Kinder Morgan, Inc.
4.30%, 6/1/25	286,000	318,234
4.30%, 3/1/28	100,000	111,778
7.75%, 1/15/32	400,000	539,435
5.30%, 12/1/34	268,000	308,926
5.55%, 6/1/45	41,000	50,523
5.05%, 2/15/46	80,000	92,716
Kirby Corp.
4.20%, 3/1/28	30,000	28,958
KLA Corp.
4.65%, 11/1/24	450,000	508,237
Kohl’s Corp.
4.25%, 7/17/25	85,000	77,137
5.55%, 7/17/45	177,000	139,143
Kroger Co. (The)
2.65%, 10/15/26	43,000	46,457
3.70%, 8/1/27	255,000	288,904
5.40%, 7/15/40	60,000	77,596
5.00%, 4/15/42	66,000	81,747
5.15%, 8/1/43	50,000	64,165
4.65%, 1/15/48	49,000	60,940
L3Harris Technologies, Inc.
3.95%, 5/28/24	5,000	5,424
3.83%, 4/27/25	300,000	326,778
4.40%, 6/15/28	331,000	383,713
4.85%, 4/27/35	67,000	83,048
Laboratory Corp. of America Holdings
3.25%, 9/1/24	108,000	116,340
3.60%, 2/1/25	156,000	171,559
3.60%, 9/1/27	225,000	246,954
4.70%, 2/1/45	75,000	90,702
Lam Research Corp.
3.75%, 3/15/26	50,000	56,681
4.00%, 3/15/29	442,000	516,107
Las Vegas Sands Corp.
3.50%, 8/18/26	150,000	144,227
Lear Corp.
4.25%, 5/15/29	253,000	250,041
Legg Mason, Inc.
5.63%, 1/15/44	285,000	341,791
Leggett & Platt, Inc.
3.50%, 11/15/27	25,000	24,858
Leland Stanford Junior University (The)
3.65%, 5/1/48	300,000	380,522
LifeStorage L.P.
3.50%, 7/1/26	60,000	62,640
3.88%, 12/15/27	25,000	26,003
Lincoln National Corp.
4.00%, 9/1/23	353,000	382,573

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
4.35%, 3/1/48	$53,000	$56,333
Lockheed Martin Corp.
3.55%, 1/15/26	145,000	165,786
Loews Corp.
3.75%, 4/1/26	5,000	5,507
Lowe’s Cos., Inc.
3.12%, 4/15/22	343,000	357,240
3.38%, 9/15/25(c)	355,000	392,771
2.50%, 4/15/26	25,000	26,657
3.10%, 5/3/27	60,000	65,481
3.65%, 4/5/29	500,000	562,768
4.50%, 4/15/30	250,000	301,505
4.25%, 9/15/44	22,000	25,787
LYB International Finance B.V.
4.00%, 7/15/23	45,000	47,697
5.25%, 7/15/43	100,000	116,844
4.88%, 3/15/44	95,000	109,170
LYB International Finance II B.V.
3.50%, 3/2/27	20,000	21,433
LyondellBasell Industries N.V.
5.75%, 4/15/24	200,000	227,835
Magellan Midstream Partners L.P.
5.15%, 10/15/43	72,000	77,412
4.20%, 10/3/47	160,000	162,517
Marathon Oil Corp.
2.80%, 11/1/22	30,000	29,094
3.85%, 6/1/25	30,000	28,444
4.40%, 7/15/27	215,000	199,197
6.60%, 10/1/37	79,000	75,618
Marathon Petroleum Corp.
6.50%, 3/1/41	100,000	117,721
4.75%, 9/15/44	51,000	51,797
4.50%, 4/1/48	25,000	23,863
5.00%, 9/15/54	95,000	91,859
Markel Corp.
3.50%, 11/1/27	100,000	105,838
Marriott International, Inc.
2.30%, 1/15/22	10,000	9,870
3.25%, 9/15/22	29,000	28,957
4.15%, 12/1/23, Series Z(c)	29,000	29,119
3.13%, 6/15/26, Series R	100,000	95,360
Marsh & McLennan Cos., Inc.
3.75%, 3/14/26	55,000	61,462
4.38%, 3/15/29	71,000	84,139
Martin Marietta Materials, Inc.
3.45%, 6/1/27	25,000	26,368
4.25%, 12/15/47	180,000	185,659
Massachusetts Institute of Technology
2.99%, 7/1/50, Series F	200,000	234,712
5.60%, 7/1/2111	250,000	444,573
4.68%, 7/1/2114	100,000	145,002
3.89%, 7/1/2116	200,000	250,639
Mastercard, Inc.
2.95%, 11/21/26	50,000	55,364
3.50%, 2/26/28	52,000	60,023
2.95%, 6/1/29	145,000	162,845
McCormick & Co., Inc.
3.40%, 8/15/27	110,000	120,586
McDonald’s Corp.
3.35%, 4/1/23	35,000	37,701
3.38%, 5/26/25	192,000	211,960
3.70%, 1/30/26	564,000	632,402
3.80%, 4/1/28	328,000	377,527
3.60%, 7/1/30	250,000	283,663
4.70%, 12/9/35	81,000	101,902
6.30%, 3/1/38	18,000	25,341
4.60%, 5/26/45	92,000	113,269
4.45%, 3/1/47	35,000	42,919
McKesson Corp.
3.80%, 3/15/24	40,000	43,609
4.75%, 5/30/29	95,000	114,705
Medtronic Global Holdings SCA
3.35%, 4/1/27	185,000	207,492
Memorial Health Services
3.45%, 11/1/49	107,000	106,172
Memorial Sloan-Kettering Cancer Center
4.13%, 7/1/52	500,000	625,811
4.20%, 7/1/55, Series 2015	385,000	485,251
Merck & Co., Inc.
3.40%, 3/7/29	263,000	302,498
Mercury General Corp.
4.40%, 3/15/27	160,000	169,710
MetLife, Inc.
6.40%, 12/15/66	100,000	116,141
Micron Technology, Inc.
5.33%, 2/6/29	312,000	360,522
Microsoft Corp.
3.50%, 2/12/35	750,000	913,377
4.20%, 11/3/35	280,000	368,668
3.45%, 8/8/36	260,000	307,683
4.10%, 2/6/37	600,000	764,344
5.20%, 6/1/39	50,000	72,809
4.50%, 10/1/40	350,000	475,598
5.30%, 2/8/41	245,000	362,755
3.50%, 11/15/42	75,000	90,756
3.75%, 5/1/43	250,000	304,239
4.88%, 12/15/43	275,000	397,130
3.75%, 2/12/45	757,000	949,017
4.45%, 11/3/45	765,000	1,053,717
3.70%, 8/8/46	950,000	1,187,823
4.25%, 2/6/47	820,000	1,115,443
4.00%, 2/12/55	707,000	929,150
4.75%, 11/3/55	525,000	787,115
3.95%, 8/8/56	525,000	689,718
4.50%, 2/6/57	425,000	617,302
Mid-America Apartments L.P.
3.75%, 6/15/24	37,000	38,137
3.60%, 6/1/27	125,000	133,747
3.95%, 3/15/29	340,000	376,593
MidAmerican Energy Co.
3.10%, 5/1/27	200,000	219,021
Molson Coors Beverage Co.
3.00%, 7/15/26	167,000	167,823
4.20%, 7/15/46	315,000	298,377
Mondelez International, Inc.
4.00%, 2/1/24	90,000	100,093
3.63%, 2/13/26	100,000	111,223
4.63%, 5/7/48	165,000	203,728
Moody’s Corp.
4.88%, 2/15/24	448,000	503,296
Morgan Stanley
4.00%, 7/23/25	64,000	71,702
5.00%, 11/24/25	339,000	390,947
3.88%, 1/27/26	116,000	130,589

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
4.35%, 9/8/26	$285,000	$322,040
3.63%, 1/20/27	277,000	307,667
3.95%, 4/23/27	450,000	503,183
3.59%, 7/22/28, (3.591% fixed rate until 7/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.34% thereafter)(d)	263,000	289,544
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month U.S. dollar London Interbank Offered Rate + 1.14% thereafter)(d)	713,000	796,428
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.628% thereafter)(d)	275,000	321,834
2.70%, 1/22/31, (2.699% fixed rate until 1/22/30; Secured Overnight Financing Rate + 1.143% thereafter)(d)	250,000	258,662
Mosaic Co. (The)
4.05%, 11/15/27(c)	298,000	303,748
5.63%, 11/15/43	38,000	38,978
Motorola Solutions, Inc.
4.00%, 9/1/24	266,000	289,700
4.60%, 2/23/28	50,000	55,316
4.60%, 5/23/29	50,000	55,849
MPLX L.P.
4.50%, 7/15/23	60,000	63,083
4.88%, 12/1/24	257,000	272,616
4.00%, 2/15/25	157,000	161,024
4.88%, 6/1/25	106,000	112,923
4.13%, 3/1/27	19,000	19,660
4.25%, 12/1/27	50,000	52,478
4.00%, 3/15/28(c)	190,000	196,085
5.20%, 3/1/47	35,000	37,662
5.20%, 12/1/47	25,000	27,170
Mylan N.V.
3.95%, 6/15/26	602,000	655,874
Mylan, Inc.
4.55%, 4/15/28(c)	175,000	196,845
Nasdaq, Inc.
4.25%, 6/1/24	168,000	185,313
National Fuel Gas Co.
3.95%, 9/15/27	150,000	138,891
4.75%, 9/1/28	65,000	63,107
National Oilwell Varco, Inc.
3.95%, 12/1/42	105,000	81,175
National Retail Properties, Inc.
3.30%, 4/15/23	25,000	25,665
3.50%, 10/15/27	15,000	14,594
National Rural Utilities Cooperative Finance Corp.
3.40%, 2/7/28	100,000	111,735
3.70%, 3/15/29	167,000	191,163
5.25%, 4/20/46, (5.25% fixed rate until 04/20/46; 3-month U.S. dollar London Interbank Offered Rate + 3.63% thereafter)(d)	150,000	158,206
NetApp, Inc.
3.30%, 9/29/24	25,000	26,817
Newmont Corp.
3.70%, 3/15/23	33,000	34,166
2.80%, 10/1/29	85,000	88,828
6.25%, 10/1/39	112,000	156,974
NextEra Energy Capital Holdings, Inc.
3.15%, 4/1/24(c)	250,000	268,516
3.50%, 4/1/29	527,000	602,183
2.75%, 11/1/29	500,000	539,917
4.80%, 12/1/77, (4.80% fixed rate until 12/1/27; 3-month U.S. dollar London Interbank Offered Rate + 2.409% thereafter)(d)	33,000	33,698
NIKE, Inc.
2.38%, 11/1/26	74,000	80,971
NiSource, Inc.
3.49%, 5/15/27	110,000	122,924
5.95%, 6/15/41	2,000	2,664
5.65%, 2/1/45	194,000	260,800
4.38%, 5/15/47	121,000	144,613
3.95%, 3/30/48	75,000	84,790
Noble Energy, Inc.
3.90%, 11/15/24	271,000	268,146
3.85%, 1/15/28(c)	163,000	148,502
4.95%, 8/15/47	69,000	59,702
Nordstrom, Inc.
4.00%, 3/15/27	20,000	15,666
6.95%, 3/15/28	30,000	27,932
5.00%, 1/15/44	77,000	52,255
Norfolk Southern Corp.
3.25%, 12/1/21	126,000	129,874
2.90%, 6/15/26	23,000	25,224
3.15%, 6/1/27	100,000	108,886
3.80%, 8/1/28	161,000	183,196
3.94%, 11/1/47	71,000	83,299
Northern Trust Corp.
3.15%, 5/3/29	181,000	198,668
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; 3-month U.S. dollar London Interbank Offered Rate + 1.131% thereafter)(d)	30,000	31,500
Northrop Grumman Corp.
2.55%, 10/15/22	25,000	26,187
3.25%, 8/1/23	11,000	11,907
2.93%, 1/15/25	250,000	271,222
3.20%, 2/1/27	100,000	109,813
3.25%, 1/15/28	100,000	110,974
5.05%, 11/15/40	26,000	34,082
4.75%, 6/1/43	60,000	77,518
Northrop Grumman Systems Corp.
7.75%, 2/15/31	170,000	253,036
Northwestern University
4.64%, 12/1/44	100,000	131,582
NSTAR Electric Co.
3.20%, 5/15/27	150,000	166,662
Nucor Corp.
4.00%, 8/1/23	21,000	22,746
6.40%, 12/1/37	27,000	36,920

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
O’Reilly Automotive, Inc.
4.35%, 6/1/28	$35,000	$39,500
Office Properties Income Trust
4.25%, 5/15/24	50,000	46,670
Oglethorpe Power Corp.
5.25%, 9/1/50	70,000	80,706
Oklahoma Gas & Electric Co.
3.80%, 8/15/28	135,000	150,673
Old Republic International Corp.
3.88%, 8/26/26	110,000	115,966
Omega Healthcare Investors, Inc.
4.95%, 4/1/24	100,000	103,218
4.50%, 4/1/27	90,000	86,867
4.75%, 1/15/28	60,000	59,105
3.63%, 10/1/29	100,000	91,032
ONEOK Partners L.P.
5.00%, 9/15/23	150,000	159,177
6.20%, 9/15/43	50,000	53,055
ONEOK, Inc.
4.00%, 7/13/27	630,000	620,563
4.55%, 7/15/28	357,000	357,933
Oracle Corp.
2.65%, 7/15/26	100,000	108,484
3.25%, 11/15/27	404,000	452,414
2.95%, 4/1/30	500,000	550,574
Oshkosh Corp.
4.60%, 5/15/28	32,000	34,339
Owens Corning
4.20%, 12/1/24	25,000	26,426
3.40%, 8/15/26	260,000	268,437
7.00%, 12/1/36	32,000	39,609
Packaging Corp. of America
3.65%, 9/15/24	42,000	45,046
3.00%, 12/15/29	250,000	263,833
Parker-Hannifin Corp.
3.25%, 3/1/27	100,000	106,672
3.25%, 6/14/29	397,000	428,456
Partners Healthcare System, Inc.
3.34%, 7/1/60, Series 2020	100,000	104,418
PayPal Holdings, Inc.
2.40%, 10/1/24	350,000	370,096
2.85%, 10/1/29	250,000	270,859
Pentair Finance Sarl
4.50%, 7/1/29	833,000	900,379
PepsiCo, Inc.
3.00%, 10/15/27	462,000	518,602
Pfizer, Inc.
2.75%, 6/3/26	100,000	112,443
3.00%, 12/15/26	235,000	268,092
3.45%, 3/15/29	293,000	340,698
2.63%, 4/1/30	400,000	437,643
Philip Morris International, Inc.
3.38%, 8/11/25	60,000	66,298
2.75%, 2/25/26	44,000	47,551
3.13%, 8/17/27	35,000	38,110
3.13%, 3/2/28	73,000	80,536
Phillips 66
4.65%, 11/15/34	147,000	178,887
4.88%, 11/15/44	115,000	143,566
Phillips 66 Partners L.P.
3.75%, 3/1/28	245,000	251,280
4.90%, 10/1/46	100,000	105,635
Physicians Realty L.P.
3.95%, 1/15/28	25,000	23,932
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/29	78,000	87,832
Pioneer Natural Resources Co.
4.45%, 1/15/26(c)	50,000	55,058
Plains All American Pipeline L.P.
3.65%, 6/1/22	40,000	40,093
3.60%, 11/1/24	142,000	141,875
4.65%, 10/15/25	240,000	245,246
4.50%, 12/15/26	346,000	351,462
3.55%, 12/15/29	50,000	47,439
4.70%, 6/15/44	47,000	41,948
PNC Bank NA
3.25%, 6/1/25	308,000	338,966
PNC Financial Services Group, Inc. (The)
3.45%, 4/23/29	235,000	265,217
2.55%, 1/22/30	100,000	106,684
PPG Industries, Inc.
2.80%, 8/15/29	82,000	87,737
PPL Capital Funding, Inc.
5.00%, 3/15/44	70,000	83,605
Praxair, Inc.
3.20%, 1/30/26	219,000	244,394
President & Fellows of Harvard College
3.15%, 7/15/46	316,000	357,423
2.52%, 10/15/50	250,000	260,464
Princeton University
5.70%, 3/1/39	215,000	325,515
Principal Financial Group, Inc.
3.10%, 11/15/26	25,000	26,773
3.70%, 5/15/29	21,000	23,635
Procter & Gamble Co. (The)
5.50%, 2/1/34	451,000	637,470
3.55%, 3/25/40	72,000	87,159
3.50%, 10/25/47	250,000	303,513
Progressive Corp. (The)
2.45%, 1/15/27	25,000	25,934
6.63%, 3/1/29	105,000	145,495
Prologis L.P.
3.75%, 11/1/25	170,000	194,084
4.38%, 2/1/29	60,000	70,826
Prudential Financial, Inc.
5.20%, 3/15/44, (5.20% fixed rate until 3/15/24; 3-month U.S. dollar London Interbank Offered Rate + 3.04% thereafter)(d)	30,000	30,308
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month U.S. dollar London Interbank Offered Rate + 3.031% thereafter)(d)	88,000	90,915
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; 3-month U.S. dollar London Interbank Offered Rate + 2.38% thereafter)(d)	108,000	107,164

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; 3-month U.S. dollar London Interbank Offered Rate + 2.665% thereafter)(c)(d)	$200,000	$215,803
PSEG Power LLC
8.63%, 4/15/31	100,000	137,944
Public Service Co. of Colorado
3.70%, 6/15/28	110,000	126,014
Public Service Electric & Gas Co.
2.25%, 9/15/26	29,000	30,691
3.00%, 5/15/27	35,000	38,209
3.20%, 5/15/29	270,000	301,541
Public Storage
3.09%, 9/15/27	90,000	96,208
Puget Energy, Inc.
3.65%, 5/15/25	65,000	66,647
QUALCOMM, Inc.
3.25%, 5/20/27	432,000	481,688
Quest Diagnostics, Inc.
2.95%, 6/30/30	355,000	374,027
Raymond James Financial, Inc.
3.63%, 9/15/26	20,000	21,608
4.95%, 7/15/46	55,000	63,761
Raytheon Co.
7.20%, 8/15/27	30,000	39,886
Raytheon Technologies Corp.
3.95%, 8/16/25	45,000	51,471
3.13%, 5/4/27	75,000	83,560
4.13%, 11/16/28	523,000	607,654
6.13%, 7/15/38	123,000	175,255
4.45%, 11/16/38	22,000	26,710
5.70%, 4/15/40	15,000	20,624
4.15%, 5/15/45	149,000	177,437
3.75%, 11/1/46	111,000	126,155
4.05%, 5/4/47	60,000	71,152
Realty Income Corp.
4.13%, 10/15/26	95,000	104,837
3.00%, 1/15/27	146,000	150,095
3.65%, 1/15/28	25,000	26,724
Regency Centers L.P.
4.13%, 3/15/28	40,000	41,972
2.95%, 9/15/29	272,000	261,752
4.40%, 2/1/47	13,000	13,152
Regions Financial Corp.
3.80%, 8/14/23	25,000	26,703
7.38%, 12/10/37	50,000	70,358
RenaissanceRe Finance, Inc.
3.45%, 7/1/27	25,000	25,501
Republic Services, Inc.
3.20%, 3/15/25	125,000	136,452
3.95%, 5/15/28	60,000	69,134
Rockwell Automation, Inc.
3.50%, 3/1/29	68,000	75,724
Rockwell Collins, Inc.
3.50%, 3/15/27	190,000	204,867
Rohm & Haas Co.
7.85%, 7/15/29	116,000	161,834
Roper Technologies, Inc.
3.80%, 12/15/26	90,000	100,895
Ross Stores, Inc.
5.45%, 4/15/50	250,000	313,772
RPM International, Inc.
3.75%, 3/15/27	73,000	75,341
4.55%, 3/1/29	100,000	108,475
Ryder System, Inc.
3.88%, 12/1/23	144,000	152,306
S&P Global, Inc.
4.00%, 6/15/25	164,000	187,475
2.95%, 1/22/27	5,000	5,439
Sabine Pass Liquefaction LLC
5.75%, 5/15/24	150,000	166,080
5.63%, 3/1/25	275,000	307,120
5.88%, 6/30/26	225,000	258,801
5.00%, 3/15/27	150,000	166,746
4.20%, 3/15/28	302,000	318,560
Sabra Health Care L.P.
3.90%, 10/15/29	250,000	211,533
Santander Holdings USA, Inc.
3.24%, 10/5/26	150,000	151,071
4.40%, 7/13/27	552,000	582,006
Seagate HDD Cayman
4.75%, 6/1/23(c)	31,000	32,766
4.75%, 1/1/25	100,000	106,430
4.88%, 6/1/27	309,000	329,885
Sempra Energy
2.88%, 10/1/22	59,000	60,930
4.05%, 12/1/23	106,000	115,260
3.25%, 6/15/27(c)	70,000	74,873
3.40%, 2/1/28	352,000	377,871
Sherwin-Williams Co. (The)
3.45%, 8/1/25	25,000	27,520
3.45%, 6/1/27	486,000	535,339
2.95%, 8/15/29	110,000	117,165
2.30%, 5/15/30	250,000	249,274
4.55%, 8/1/45	12,000	13,820
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/23	96,000	101,390
3.20%, 9/23/26	478,000	528,853
Simon Property Group L.P.
3.30%, 1/15/26	115,000	115,647
3.38%, 6/15/27(c)	175,000	174,021
2.45%, 9/13/29	142,000	130,190
SITE Centers Corp.
3.63%, 2/1/25	100,000	98,708
4.70%, 6/1/27	30,000	29,552
Snap-on, Inc.
3.25%, 3/1/27(c)	100,000	107,851
Sonoco Products Co.
5.75%, 11/1/40	14,000	16,922
Southern California Edison Co.
3.65%, 3/1/28, Series B	170,000	188,031
4.20%, 3/1/29, Series A	100,000	115,243
6.65%, 4/1/29	108,000	132,869
Southern California Gas Co.
4.30%, 1/15/49, Series VV	135,000	168,669
3.95%, 2/15/50, Series WW	200,000	239,298
Southern Co. (The)
2.95%, 7/1/23	50,000	52,845
3.25%, 7/1/26	170,000	187,548
4.25%, 7/1/36	264,000	297,036
Southern Co. Gas Capital Corp.
2.45%, 10/1/23	25,000	26,095
4.40%, 6/1/43	29,000	32,932
4.40%, 5/30/47	3,000	3,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
Southern Natural Gas Co. LLC
4.40%, 6/15/21	$5,000	$5,048
Southern Power Co.
5.25%, 7/15/43	15,000	17,023
4.95%, 12/15/46, Series F	160,000	169,694
Southwest Airlines Co.
3.45%, 11/16/27	100,000	90,366
Southwestern Electric Power Co.
2.75%, 10/1/26, Series K	5,000	5,212
4.10%, 9/15/28, Series M	229,000	258,772
Spectra Energy Partners L.P.
3.38%, 10/15/26	40,000	42,272
Spirit Airlines Pass Through Trust
4.10%, 10/1/29, Series A	128,141	107,132
Spirit Realty L.P.
4.45%, 9/15/26	120,000	115,008
3.40%, 1/15/30	150,000	129,131
Stanford Health Care
3.80%, 11/15/48, Series 2018	375,000	442,295
Stanley Black & Decker, Inc.
3.40%, 3/1/26	15,000	16,434
4.25%, 11/15/28	125,000	145,388
Starbucks Corp.
3.85%, 10/1/23	27,000	29,470
3.80%, 8/15/25	147,000	164,193
2.45%, 6/15/26	116,000	122,987
4.00%, 11/15/28	483,000	548,800
3.55%, 8/15/29	391,000	433,105
State Street Corp.
3.55%, 8/18/25(c)	80,000	90,388
2.65%, 5/19/26	55,000	59,516
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(d)	160,000	169,178
Steel Dynamics, Inc.
2.80%, 12/15/24	258,000	261,140
3.45%, 4/15/30	24,000	23,810
Steelcase, Inc.
5.13%, 1/18/29	170,000	180,810
Stifel Financial Corp.
4.25%, 7/18/24	25,000	26,294
STORE Capital Corp.
4.50%, 3/15/28	30,000	28,254
4.63%, 3/15/29	25,000	23,296
Stryker Corp.
3.50%, 3/15/26	40,000	45,065
4.63%, 3/15/46	30,000	39,276
Sunoco Logistics Partners Operations L.P.
4.00%, 10/1/27	861,000	863,347
4.95%, 1/15/43	4,000	3,685
5.40%, 10/1/47	60,000	59,824
SVB Financial Group
3.50%, 1/29/25	220,000	229,316
Synchrony Bank
3.00%, 6/15/22	250,000	250,919
Synchrony Financial
4.25%, 8/15/24	224,000	224,144
4.50%, 7/23/25	43,000	43,400
3.70%, 8/4/26	99,000	95,459
3.95%, 12/1/27	423,000	405,413
Synovus Financial Corp.
3.13%, 11/1/22	25,000	25,286
Sysco Corp.
3.30%, 7/15/26	170,000	175,217
3.25%, 7/15/27	610,000	620,910
5.38%, 9/21/35	22,000	25,090
T-Mobile USA, Inc.
3.75%, 4/15/27(b)	500,000	538,095
3.88%, 4/15/30(b)	1,000,000	1,087,230
Tanger Properties L.P.
3.13%, 9/1/26	90,000	78,019
Tapestry, Inc.
4.25%, 4/1/25	36,000	31,890
4.13%, 7/15/27	59,000	49,008
Target Corp.
3.38%, 4/15/29	280,000	319,326
TC PipeLines L.P.
3.90%, 5/25/27	317,000	325,084
TD Ameritrade Holding Corp.
3.30%, 4/1/27	135,000	148,650
Tech Data Corp.
4.95%, 2/15/27	184,000	190,592
Texas Instruments, Inc.
2.90%, 11/3/27	65,000	73,536
2.25%, 9/4/29	100,000	106,409
Textron, Inc.
3.88%, 3/1/25	8,000	8,437
3.38%, 3/1/28	450,000	436,185
Thermo Fisher Scientific, Inc.
4.15%, 2/1/24	80,000	89,213
3.20%, 8/15/27	590,000	653,297
2.60%, 10/1/29	110,000	118,911
4.10%, 8/15/47	40,000	49,498
Time Warner Cable LLC
6.55%, 5/1/37	101,000	129,287
6.75%, 6/15/39	77,000	101,344
Time Warner Entertainment Co. L.P.
8.38%, 3/15/23	32,000	37,676
Timken Co. (The)
3.88%, 9/1/24	101,000	103,615
4.50%, 12/15/28	256,000	274,143
TJX Cos., Inc. (The)
2.25%, 9/15/26	80,000	84,656
Toyota Motor Credit Corp.
2.15%, 2/13/30	500,000	509,613
Transatlantic Holdings, Inc.
8.00%, 11/30/39	8,000	11,825
Transcontinental Gas Pipe Line Co. LLC
4.00%, 3/15/28	45,000	49,441
Trimble, Inc.
4.90%, 6/15/28	50,000	54,620
Truist Bank
3.63%, 9/16/25	250,000	274,116
3.30%, 5/15/26	40,000	42,892
Trustees of the University of Pennsylvania (The)
3.61%, 2/15/2119	150,000	171,075
TWDC Enterprises 18 Corp.
3.00%, 2/13/26	100,000	109,793
1.85%, 7/30/26	81,000	83,389
2.95%, 6/15/27(c)	112,000	122,498

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
Tyson Foods, Inc.
3.95%, 8/15/24	$206,000	$227,499
4.00%, 3/1/26	178,000	201,337
4.35%, 3/1/29	335,000	397,707
4.88%, 8/15/34	141,000	170,808
4.55%, 6/2/47	50,000	60,835
5.10%, 9/28/48	21,000	26,960
U.S. Bancorp
3.10%, 4/27/26	25,000	27,226
3.15%, 4/27/27, Series X	339,000	375,488
3.00%, 7/30/29	170,000	184,439
UDR, Inc.
2.95%, 9/1/26	90,000	90,823
3.50%, 1/15/28	25,000	26,197
4.40%, 1/26/29	79,000	88,968
3.20%, 1/15/30(c)	215,000	225,368
3.00%, 8/15/31	70,000	71,470
Union Pacific Corp.
3.50%, 6/8/23	486,000	524,031
3.75%, 7/15/25	81,000	91,129
3.25%, 8/15/25	180,000	198,013
2.75%, 3/1/26	84,000	90,757
3.00%, 4/15/27	241,000	264,059
4.30%, 6/15/42	10,000	11,778
4.05%, 11/15/45	30,000	35,447
4.05%, 3/1/46	99,000	116,260
4.00%, 4/15/47	65,000	77,346
4.50%, 9/10/48	109,000	133,261
3.80%, 10/1/51	85,000	99,400
3.88%, 2/1/55	30,000	34,550
United Airlines Pass Through Trust
4.30%, 2/15/27, Series A	149,184	135,866
4.00%, 10/11/27, Series A	48,494	42,565
3.75%, 3/3/28, Series A	12,679	11,111
3.45%, 1/7/30, Series A	26,043	19,294
United Parcel Service, Inc.
3.05%, 11/15/27	49,000	55,008
3.40%, 3/15/29	150,000	171,738
UnitedHealth Group, Inc.
3.75%, 7/15/25	135,000	154,551
3.10%, 3/15/26	52,000	57,865
3.45%, 1/15/27	103,000	116,594
3.38%, 4/15/27	95,000	107,742
2.95%, 10/15/27	100,000	111,965
3.85%, 6/15/28	95,000	113,184
3.88%, 12/15/28(c)	190,000	226,762
University of Chicago (The)
4.00%, 10/1/53	75,000	89,094
University of Notre Dame du Lac
3.39%, 2/15/48, Series 2017	12,000	14,444
University of Southern California
3.03%, 10/1/39	524,000	566,730
3.23%, 10/1/2120, Series A	250,000	249,822
Unum Group
5.75%, 8/15/42	122,000	120,256
Valero Energy Corp.
3.65%, 3/15/25	105,000	113,441
3.40%, 9/15/26	60,000	63,890
4.35%, 6/1/28	293,000	327,435
4.00%, 4/1/29	150,000	165,667
4.90%, 3/15/45	63,000	73,753
Valero Energy Partners L.P.
4.38%, 12/15/26	162,000	177,400
4.50%, 3/15/28	50,000	54,646
Valmont Industries, Inc.
5.00%, 10/1/44	105,000	107,685
Ventas Realty L.P.
3.50%, 4/15/24	41,000	40,737
2.65%, 1/15/25	245,000	234,034
3.50%, 2/1/25	65,000	64,764
3.25%, 10/15/26	85,000	82,211
4.00%, 3/1/28	115,000	113,784
4.40%, 1/15/29	60,000	61,282
3.00%, 1/15/30	200,000	185,256
VEREIT Operating Partnership L.P.
4.88%, 6/1/26	45,000	44,902
3.95%, 8/15/27	195,000	182,868
Verisk Analytics, Inc.
4.00%, 6/15/25	150,000	165,975
5.50%, 6/15/45	25,000	32,807
Verizon Communications, Inc.
2.95%, 3/15/22	35,000	36,555
3.13%, 3/16/22	162,000	170,135
2.45%, 11/1/22	76,000	79,488
3.50%, 11/1/24	155,000	170,772
3.38%, 2/15/25	206,000	228,357
2.63%, 8/15/26	531,000	572,230
4.13%, 3/16/27	338,000	394,589
4.33%, 9/21/28	543,000	648,631
3.88%, 2/8/29	105,000	122,117
4.02%, 12/3/29	723,000	851,236
4.50%, 8/10/33	211,000	262,252
4.40%, 11/1/34	201,000	247,583
4.13%, 8/15/46	38,000	46,987
4.86%, 8/21/46	115,000	154,808
5.01%, 4/15/49	52,000	72,369
5.01%, 8/21/54	50,000	71,774
VF Corp.
2.80%, 4/23/27	260,000	270,428
ViacomCBS, Inc.
3.88%, 4/1/24	101,000	106,822
3.70%, 8/15/24	88,000	92,998
3.50%, 1/15/25	35,000	36,274
2.90%, 1/15/27	92,000	91,412
3.38%, 2/15/28	170,000	171,972
3.70%, 6/1/28	134,000	139,498
7.88%, 7/30/30	47,000	63,676
4.95%, 1/15/31	250,000	275,995
5.85%, 9/1/43	141,000	153,384
5.25%, 4/1/44	30,000	30,988
Virginia Electric & Power Co.
2.95%, 11/15/26, Series B	135,000	147,279
3.50%, 3/15/27, Series A	107,000	120,462
Visa, Inc.
4.15%, 12/14/35	685,000	886,001
4.30%, 12/14/45	880,000	1,165,958
3.65%, 9/15/47	580,000	721,362
VMware, Inc.
3.90%, 8/21/27	190,000	200,556
Vulcan Materials Co.
3.90%, 4/1/27	25,000	26,484
4.50%, 6/15/47	80,000	85,056
4.70%, 3/1/48	30,000	32,279
Walgreen Co.
3.10%, 9/15/22	42,000	43,900
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21	281,000	289,323

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
3.80%, 11/18/24(c)	$100,000	$108,053
3.45%, 6/1/26	175,000	185,555
3.20%, 4/15/30	250,000	251,897
4.50%, 11/18/34	35,000	38,253
4.80%, 11/18/44	52,000	55,925
Walmart, Inc.
5.25%, 9/1/35	779,000	1,121,465
6.50%, 8/15/37	238,000	373,531
6.20%, 4/15/38	100,000	153,674
3.95%, 6/28/38	533,000	658,968
5.00%, 10/25/40	62,000	86,938
5.63%, 4/15/41(c)	225,000	341,056
4.00%, 4/11/43	66,000	83,035
3.63%, 12/15/47	986,000	1,196,537
4.05%, 6/29/48	685,000	882,725
2.95%, 9/24/49	627,000	695,881
Walt Disney Co. (The)
3.70%, 10/15/25	94,000	105,791
3.38%, 11/15/26	65,000	72,614
Waste Connections, Inc.
3.50%, 5/1/29	75,000	81,989
Waste Management, Inc.
2.90%, 9/15/22	47,000	49,169
3.13%, 3/1/25	128,000	140,211
3.15%, 11/15/27	25,000	27,765
3.45%, 6/15/29(c)	684,000	759,403
3.90%, 3/1/35	172,000	206,586
Wells Fargo & Co.
3.55%, 9/29/25	83,000	90,851
3.00%, 4/22/26	222,000	237,668
4.10%, 6/3/26	129,000	141,476
3.00%, 10/23/26	486,000	519,071
4.30%, 7/22/27	288,000	324,382
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(d)	384,000	416,987
4.15%, 1/24/29	434,000	495,013
5.95%, 12/1/86	213,000	247,297
Welltower, Inc.
4.00%, 6/1/25	170,000	177,795
4.25%, 4/1/26	120,000	127,124
4.25%, 4/15/28	75,000	78,339
4.13%, 3/15/29	99,000	102,188
3.10%, 1/15/30	364,000	345,698
Western Union Co. (The)
4.25%, 6/9/23	165,000	178,046
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	70,000	69,886
4.95%, 9/15/28	418,000	439,110
Westlake Chemical Corp.
3.60%, 8/15/26	90,000	90,551
5.00%, 8/15/46	55,000	54,541
4.38%, 11/15/47	35,000	31,579
WestRock MWV LLC
8.20%, 1/15/30	36,000	48,130
WestRock RKT LLC
4.00%, 3/1/23	74,000	76,958
Weyerhaeuser Co.
3.25%, 3/15/23	38,000	39,018
6.95%, 10/1/27	75,000	90,582
4.00%, 11/15/29	100,000	106,772
7.38%, 3/15/32	150,000	198,714
Williams Cos., Inc. (The)
3.60%, 3/15/22	401,000	412,790
4.30%, 3/4/24	61,000	65,677
4.55%, 6/24/24	146,000	158,683
3.90%, 1/15/25	100,000	107,130
4.00%, 9/15/25	68,000	73,459
3.75%, 6/15/27	214,000	228,046
8.75%, 3/15/32	45,000	60,309
5.75%, 6/24/44	102,000	119,254
5.10%, 9/15/45	50,000	56,080
Willis North America, Inc.
3.60%, 5/15/24	438,000	465,194
4.50%, 9/15/28	50,000	56,841
WR Berkley Corp.
4.75%, 8/1/44	8,000	9,157
WRKCo, Inc.
3.75%, 3/15/25	250,000	271,690
4.65%, 3/15/26	100,000	113,619
4.00%, 3/15/28	85,000	91,988
4.90%, 3/15/29	162,000	186,776
Zimmer Biomet Holdings, Inc.
3.38%, 11/30/21	6,000	6,158
3.70%, 3/19/23	395,000	417,590
3.55%, 4/1/25	150,000	161,619
Zoetis, Inc.
3.25%, 2/1/23	88,000	91,959
3.00%, 9/12/27	157,000	172,070
4.70%, 2/1/43	25,000	32,139
3.95%, 9/12/47	25,000	29,290
4.45%, 8/20/48	100,000	125,844

TOTAL U.S. CORPORATE BONDS (Cost: $264,858,905)		278,278,599

FOREIGN CORPORATE BONDS - 4.4%

Australia - 0.1%
BHP Billiton Finance USA Ltd.
6.42%, 3/1/26	30,000	37,877
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25	154,000	176,225
7.13%, 7/15/28	48,000	66,240
Westpac Banking Corp.
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year U.S. dollar ICE Swap Rate + 2.236% thereafter)(d)	290,000	317,210

Total Australia		597,552

Austria - 0.0%
Suzano Austria GmbH
6.00%, 1/15/29	250,000	264,265

Belgium - 0.3%
Anheuser-Busch Cos. LLC
3.65%, 2/1/26	396,000	439,671
4.70%, 2/1/36	200,000	228,616
4.90%, 2/1/46	90,000	104,516
Anheuser-Busch InBev Finance, Inc.
3.65%, 2/1/26	462,000	509,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 1/23/25	$89,000	$100,240
4.00%, 4/13/28	375,000	425,560
4.75%, 1/23/29	792,000	937,148
4.90%, 1/23/31	410,000	506,520
4.38%, 4/15/38	80,000	89,113
8.20%, 1/15/39	150,000	234,607
8.00%, 11/15/39	96,000	147,456
4.44%, 10/6/48	86,000	94,338
5.55%, 1/23/49	140,000	176,037

Total Belgium		3,993,095

Bermuda - 0.0%
Enstar Group Ltd.
4.95%, 6/1/29	196,000	202,395
RenaissanceRe Holdings Ltd.
3.60%, 4/15/29	125,000	133,252
XLIT Ltd.
4.45%, 3/31/25	10,000	11,155
5.50%, 3/31/45	35,000	45,737

Total Bermuda		392,539

Brazil - 0.1%
Fibria Overseas Finance Ltd.
5.25%, 5/12/24	200,000	209,121
Vale Overseas Ltd.
6.88%, 11/21/36	300,000	375,913

Total Brazil		585,034

Canada - 0.7%
Bank of Montreal
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(d)	304,000	317,116
Barrick North America Finance LLC
5.75%, 5/1/43	82,000	113,202
Bell Canada, Inc.
4.30%, 7/29/49	250,000	305,238
Brookfield Asset Management, Inc.
4.00%, 1/15/25	110,000	117,687
Brookfield Finance, Inc.
3.90%, 1/25/28	50,000	52,534
Canadian National Railway Co.
6.90%, 7/15/28	125,000	172,729
Canadian Natural Resources Ltd.
3.45%, 11/15/21	15,000	15,248
2.95%, 1/15/23	125,000	127,764
3.85%, 6/1/27	556,000	573,939
7.20%, 1/15/32	30,000	35,218
6.50%, 2/15/37	4,000	4,619
6.75%, 2/1/39	15,000	17,183
Canadian Pacific Railway Co.
4.00%, 6/1/28	46,000	52,233
7.13%, 10/15/31	313,000	458,818
4.80%, 9/15/35	45,000	57,926
Emera U.S. Finance L.P.
3.55%, 6/15/26	160,000	174,294
Enbridge, Inc.
4.00%, 10/1/23	50,000	53,941
4.25%, 12/1/26	15,000	16,581
3.70%, 7/15/27	250,000	267,649
Fairfax Financial Holdings Ltd.
4.85%, 4/17/28	150,000	151,117
Fortis, Inc.
3.06%, 10/4/26	220,000	236,239
Magna International, Inc.
4.15%, 10/1/25	64,000	71,010
Manulife Financial Corp.
4.15%, 3/4/26	122,000	139,368
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(d)	25,000	26,149
Nutrien Ltd.
3.15%, 10/1/22	15,000	15,454
3.50%, 6/1/23	200,000	211,225
3.63%, 3/15/24	24,000	25,751
4.20%, 4/1/29	182,000	208,047
4.13%, 3/15/35	55,000	59,270
5.88%, 12/1/36	50,000	60,309
Ovintiv, Inc.
3.90%, 11/15/21	55,000	52,938
8.13%, 9/15/30(c)	35,000	31,912
7.38%, 11/1/31	35,000	29,991
6.50%, 8/15/34	120,000	95,161
6.63%, 8/15/37	65,000	48,481
6.50%, 2/1/38	212,000	162,274
Rogers Communications, Inc.
4.10%, 10/1/23	152,000	169,220
5.00%, 3/15/44	93,000	120,617
4.30%, 2/15/48	100,000	123,286
Royal Bank of Canada
4.65%, 1/27/26	177,000	203,579
Suncor Energy, Inc.
3.60%, 12/1/24	194,000	205,040
7.15%, 2/1/32	122,000	148,666
5.95%, 12/1/34	191,000	224,021
5.95%, 5/15/35	36,000	41,733
6.80%, 5/15/38	18,000	22,315
Teck Resources Ltd.
6.13%, 10/1/35	140,000	145,132
TELUS Corp.
3.70%, 9/15/27	120,000	131,814
Thomson Reuters Corp.
5.65%, 11/23/43	90,000	116,511
Toronto-Dominion Bank (The)
3.63%, 9/15/31, (3.625% fixed rate until 9/15/26; 5-year U.S. dollar Swap Rate + 2.205% thereafter)(d)	180,000	195,987
TransCanada PipeLines Ltd.
3.75%, 10/16/23	25,000	26,887
4.25%, 5/15/28(c)	452,000	513,730
4.63%, 3/1/34	410,000	472,739

Total Canada		7,419,892

China - 0.1%
Alibaba Group Holding Ltd.
3.40%, 12/6/27(c)	230,000	255,549

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
Baidu, Inc.
3.63%, 7/6/27	$200,000	$213,705
CNOOC Finance 2013 Ltd.
3.50%, 5/5/25	200,000	216,801
2.88%, 9/30/29	250,000	262,819

Total China		948,874

Colombia - 0.1%
Ecopetrol S.A.
5.88%, 9/18/23	205,000	222,660
4.13%, 1/16/25	212,000	215,847
5.38%, 6/26/26	200,000	213,472
7.38%, 9/18/43	108,000	127,408
5.88%, 5/28/45	400,000	417,722

Total Colombia		1,197,109

France - 0.1%
Orange S.A.
9.00%, 3/1/31	384,000	626,398
Veolia Environnement S.A.
6.75%, 6/1/38	33,000	44,965

Total France		671,363

Germany - 0.1%
Deutsche Bank AG
3.95%, 2/27/23	290,000	296,441
3.70%, 5/30/24	205,000	206,918
4.10%, 1/13/26	75,000	76,389
Deutsche Telekom International Finance B.V.
8.75%, 6/15/30	481,000	728,184
9.25%, 6/1/32	48,000	76,518

Total Germany		1,384,450

Ireland - 0.1%
AerCap Ireland Capital DAC
5.00%, 10/1/21	175,000	170,776
3.95%, 2/1/22	150,000	141,349
4.88%, 1/16/24	296,000	260,408
3.65%, 7/21/27(c)	200,000	167,643

Total Ireland		740,176

Japan - 0.3%
Beam Suntory, Inc.
3.25%, 5/15/22	35,000	36,047
Mitsubishi UFJ Financial Group, Inc.
3.29%, 7/25/27	175,000	189,788
3.96%, 3/2/28	215,000	242,034
4.05%, 9/11/28	10,000	11,544
3.74%, 3/7/29	406,000	454,673
Mizuho Financial Group, Inc.
3.17%, 9/11/27	325,000	341,963
4.02%, 3/5/28	225,000	252,372
ORIX Corp.
3.70%, 7/18/27	80,000	87,293
Sumitomo Mitsui Financial Group, Inc.
2.63%, 7/14/26	136,000	143,619
3.45%, 1/11/27	153,000	165,126
3.36%, 7/12/27	8,000	8,610
3.54%, 1/17/28	150,000	164,389
3.94%, 7/19/28	479,000	544,130
4.31%, 10/16/28	136,000	156,919
3.04%, 7/16/29	250,000	266,004
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/28(c)	245,000	301,256

Total Japan		3,365,767

Macau - 0.0%
Sands China Ltd.
5.40%, 8/8/28	450,000	480,888

Mexico - 0.1%
America Movil S.A.B. de C.V.
3.63%, 4/22/29	215,000	235,545
Grupo Televisa S.A.B.
6.63%, 3/18/25	300,000	349,463
6.63%, 1/15/40	50,000	62,195

Total Mexico		647,203

Netherlands - 0.6%
Cooperatieve Rabobank UA
4.63%, 12/1/23	250,000	273,124
3.75%, 7/21/26	475,000	517,014
5.25%, 5/24/41	265,000	370,317
ING Groep N.V.
4.55%, 10/2/28	250,000	292,915
Koninklijke Ahold Delhaize N.V.
5.70%, 10/1/40	40,000	53,160
NXP B.V.
5.35%, 3/1/26(b)	102,000	116,883
Shell International Finance B.V.
4.13%, 5/11/35	984,000	1,210,221
6.38%, 12/15/38	450,000	691,941
3.63%, 8/21/42	200,000	224,582
4.55%, 8/12/43	78,000	97,241
4.38%, 5/11/45	1,023,000	1,269,266
4.00%, 5/10/46	550,000	642,657
3.75%, 9/12/46	700,000	798,076
3.13%, 11/7/49	505,000	524,727

Total Netherlands		7,082,124

Norway - 0.2%
Equinor ASA
5.10%, 8/17/40	500,000	657,800
4.25%, 11/23/41	385,000	452,617
3.25%, 11/18/49	659,000	697,828

Total Norway		1,808,245

Peru - 0.0%
Southern Copper Corp.
3.88%, 4/23/25	65,000	69,504
6.75%, 4/16/40	35,000	45,269

Total Peru		114,773

Spain - 0.1%
Banco Santander S.A.
4.25%, 4/11/27	200,000	216,785
3.80%, 2/23/28	200,000	210,578

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
Telefonica Emisiones S.A.
7.05%, 6/20/36	$195,000	$280,606
5.52%, 3/1/49	150,000	190,011

Total Spain		897,980

Switzerland - 0.3%
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/25	300,000	326,824
Novartis Capital Corp.
2.20%, 8/14/30	500,000	529,930
4.40%, 5/6/44	1,005,000	1,341,136
4.00%, 11/20/45	275,000	349,346
2.75%, 8/14/50	500,000	524,518
Syngenta Finance N.V.
3.13%, 3/28/22	318,000	323,121
Tyco Electronics Group S.A.
3.13%, 8/15/27	120,000	127,454

Total Switzerland		3,522,329

United Kingdom - 1.1%
AstraZeneca PLC
3.38%, 11/16/25	396,000	443,131
3.13%, 6/12/27	457,000	500,011
4.38%, 8/17/48	30,000	39,551
Barclays PLC
4.61%, 2/15/23, (4.61% fixed rate until 2/15/22; 3-month U.S. dollar London Interbank Offered Rate + 1.40% thereafter)(d)	340,000	356,054
4.34%, 5/16/24, (4.338% fixed rate until 5/16/23; 3-month U.S. dollar London Interbank Offered Rate + 1.356% thereafter)(d)	245,000	261,554
3.93%, 5/7/25, (3.932% fixed rate until 5/7/24; 3-month U.S. dollar London Interbank Offered Rate + 1.61% thereafter)(d)	200,000	212,907
4.38%, 1/12/26	200,000	220,409
4.97%, 5/16/29, (4.972% fixed rate until 5/16/28; 3-month U.S. dollar London Interbank Offered Rate + 1.902% thereafter)(d)	575,000	660,134
BAT Capital Corp.
3.22%, 8/15/24	300,000	315,752
3.56%, 8/15/27	755,000	794,837
4.39%, 8/15/37	100,000	106,012
BP Capital Markets PLC
3.28%, 9/19/27	156,000	169,580
3.72%, 11/28/28	125,000	140,822
British Telecommunications PLC
5.13%, 12/4/28	250,000	295,422
9.63%, 12/15/30	302,000	480,831
CNH Industrial N.V.
3.85%, 11/15/27(c)	25,000	24,629
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/28	111,000	130,517
HSBC Holdings PLC
4.25%, 8/18/25	358,000	385,399
4.38%, 11/23/26	250,000	273,968
4.04%, 3/13/28, (4.041% fixed rate until 3/13/27; 3-month U.S. dollar London Interbank Offered Rate + 1.546% thereafter)(d)	318,000	346,341
3.97%, 5/22/30, (3.973% fixed rate until 5/22/29; 3-month U.S. dollar London Interbank Offered Rate + 1.61% thereafter)(d)	415,000	453,476
Janus Capital Group, Inc.
4.88%, 8/1/25	2,000	2,207
Lloyds Banking Group PLC
4.58%, 12/10/25	250,000	272,046
4.65%, 3/24/26	320,000	352,012
4.55%, 8/16/28	250,000	286,123
3.57%, 11/7/28, (3.574% fixed rate until 11/7/27; 3-month U.S. dollar London Interbank Offered Rate + 1.205% thereafter)(d)	250,000	266,275
Reynolds American, Inc.
4.45%, 6/12/25	190,000	210,100
5.70%, 8/15/35	125,000	149,148
6.15%, 9/15/43	120,000	145,580
5.85%, 8/15/45	134,000	162,600
Royal Bank of Scotland Group PLC
3.88%, 9/12/23	205,000	217,581
6.00%, 12/19/23	297,000	327,096
5.13%, 5/28/24	475,000	511,599
4.52%, 6/25/24, (4.519% fixed rate until 6/25/23; 3-month U.S. dollar London Interbank Offered Rate + 1.55% thereafter)(d)	225,000	241,354
4.89%, 5/18/29, (4.892% fixed rate until 5/18/28; 3-month U.S. dollar London Interbank Offered Rate + 1.754% thereafter)(d)	230,000	263,896
5.08%, 1/27/30, (5.076% fixed rate until 1/27/29; 3-month U.S. dollar London Interbank Offered Rate + 1.905% thereafter)(d)	200,000	234,654
Santander UK Group Holdings PLC
3.57%, 1/10/23	400,000	411,857
3.82%, 11/3/28, (3.823% fixed rate until 11/3/27; 3-month U.S. dollar London Interbank Offered Rate + 1.40% thereafter)(d)	200,000	214,690
Unilever Capital Corp.
2.90%, 5/5/27(c)	120,000	131,794
3.50%, 3/22/28	320,000	367,180
Vodafone Group PLC
3.75%, 1/16/24	142,000	154,575
4.13%, 5/30/25	95,000	107,362
4.38%, 5/30/28	352,000	412,202
7.88%, 2/15/30	174,000	249,678

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
5.00%, 5/30/38	$82,000	$100,973
5.25%, 5/30/48	105,000	136,818
4.25%, 9/17/50	30,000	34,614
WPP Finance 2010
3.63%, 9/7/22	6,000	6,259
3.75%, 9/19/24	187,000	199,335

Total United Kingdom		12,780,945

TOTAL FOREIGN CORPORATE BONDS (Cost: $46,554,704)		48,894,603

FOREIGN GOVERNMENT AGENCIES - 0.3%

Canada - 0.1%
Hydro-Quebec
9.38%, 4/15/30, Series HK	10,000	16,848
Province of New Brunswick Canada
3.63%, 2/24/28	1,279,000	1,508,301

Total Canada		1,525,149

Germany - 0.0%
Kreditanstalt fuer Wiederaufbau
5.78%, 6/29/37(e)	377,000	298,128

Japan - 0.2%
Japan Bank for International Cooperation
2.13%, 2/10/25, Series DTC	200,000	212,328
1.88%, 7/21/26	250,000	263,492
2.88%, 6/1/27	570,000	641,558
2.88%, 7/21/27	250,000	282,372
3.50%, 10/31/28	200,000	238,003
Japan International Cooperation Agency
2.13%, 10/20/26	250,000	264,594

Total Japan		1,902,347

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $3,412,389)		3,725,624

FOREIGN GOVERNMENT OBLIGATIONS - 1.7%

Chile - 0.1%
Chile Government International Bond
3.13%, 1/21/26	360,000	389,925
3.24%, 2/6/28	318,000	347,369

Total Chile		737,294

Colombia - 0.2%
Colombia Government International Bond
4.50%, 1/28/26	550,000	596,670
3.88%, 4/25/27	770,000	817,794
7.38%, 9/18/37	162,000	222,345
5.63%, 2/26/44	200,000	242,559
5.20%, 5/15/49	200,000	236,207

Total Colombia		2,115,575

Hungary - 0.1%
Hungary Government International Bond
5.38%, 2/21/23	36,000	39,312
5.75%, 11/22/23	416,000	470,947
5.38%, 3/25/24	200,000	226,477
7.63%, 3/29/41	200,000	338,408

Total Hungary		1,075,144

Indonesia - 0.1%
Indonesia Government International Bond
4.45%, 2/11/24	205,000	221,525
3.50%, 1/11/28	200,000	212,331
4.10%, 4/24/28	460,000	508,673
4.35%, 1/11/48	250,000	278,547
5.35%, 2/11/49	200,000	252,581

Total Indonesia		1,473,657

Israel - 0.0%
Israel Government International Bond
2.88%, 3/16/26	400,000	432,383

Italy - 0.1%
Republic of Italy Government International Bond
6.88%, 9/27/23	300,000	346,384
2.38%, 10/17/24	300,000	300,304
2.88%, 10/17/29	350,000	343,387
5.38%, 6/15/33	443,000	544,862

Total Italy		1,534,937

Mexico - 0.4%
Mexico Government International Bond
3.63%, 3/15/22	872,000	906,335
4.00%, 10/2/23	182,000	193,119
3.60%, 1/30/25	225,000	235,901
4.13%, 1/21/26	300,000	320,346
4.15%, 3/28/27	457,000	488,252
4.50%, 4/22/29	370,000	400,668
7.50%, 4/8/33, Series MTNA	105,000	141,469
6.75%, 9/27/34, Series MTNA	140,000	180,050
6.05%, 1/11/40	126,000	153,335
4.75%, 3/8/44	214,000	224,337
5.55%, 1/21/45	209,000	243,746
4.35%, 1/15/47	305,000	308,835
4.60%, 2/10/48	200,000	207,161
5.75%, 10/12/2110	20,000	21,736

Total Mexico		4,025,290

Panama - 0.2%
Panama Government International Bond
3.75%, 3/16/25	650,000	699,500
8.88%, 9/30/27	256,000	358,994
3.88%, 3/17/28	200,000	221,971
9.38%, 4/1/29	171,000	250,698
6.70%, 1/26/36	250,000	348,889
4.50%, 5/15/47	200,000	237,611

Total Panama		2,117,663

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
Peru - 0.2%
Peruvian Government International Bond
4.13%, 8/25/27	$204,000	$232,523
2.84%, 6/20/30	300,000	318,318
8.75%, 11/21/33	261,000	434,813
6.55%, 3/14/37	80,000	121,245
5.63%, 11/18/50	408,000	635,988

Total Peru		1,742,887

Philippines - 0.2%
Philippine Government International Bond
5.50%, 3/30/26	200,000	239,090
3.00%, 2/1/28	450,000	486,038
9.50%, 2/2/30	557,000	906,515
7.75%, 1/14/31	125,000	186,760
6.38%, 1/15/32	285,000	393,038
3.95%, 1/20/40	200,000	233,999
3.70%, 2/2/42	300,000	345,491

Total Philippines		2,790,931

Poland - 0.0%
Republic of Poland Government International Bond
3.25%, 4/6/26	368,000	408,188

Uruguay - 0.1%
Uruguay Government International Bond
4.38%, 10/27/27	135,000	151,513
4.38%, 1/23/31	250,000	285,706
7.63%, 3/21/36	30,000	44,342
4.13%, 11/20/45	60,000	66,976
5.10%, 6/18/50	100,000	122,930
4.98%, 4/20/55	140,000	170,878

Total Uruguay		842,345

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $18,170,975)		19,296,294

SUPRANATIONAL BONDS - 0.2%
European Investment Bank
4.88%, 2/15/36(c)	260,000	389,714
Inter-American Development Bank
3.20%, 8/7/42	677,000	870,889
International Bank for Reconstruction & Development
4.75%, 2/15/35	255,000	379,754

TOTAL SUPRANATIONAL BONDS (Cost: $1,476,183)		1,640,357

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4%

United States - 7.4%
Banc of America Commercial Mortgage Trust
3.17%, 7/15/49, Series 2016-UB10, Class A4	255,000	269,018
3.12%, 2/15/50, Series 2017-BNK3, Class A2	200,000	204,764
3.37%, 2/15/50, Series 2017-BNK3, Class ASB	500,000	532,832
3.57%, 2/15/50, Series 2017-BNK3, Class A4	100,000	110,219
Bank
4.01%, 2/15/52, Series 2019-BN16, Class A4	350,000	405,421
2.85%, 10/17/52, Series 2019-BN21, Class A5	500,000	538,528
3.02%, 6/15/60, Series 2017-BNK5, Class A3	500,000	525,177
3.39%, 6/15/60, Series 2017-BNK5, Class A5	190,000	207,999
4.23%, 9/15/60, Series 2018-BN14, Class A4^(d)	577,767	672,438
3.43%, 2/15/61, Series 2018-BN10, Class A4	10,000	11,023
4.26%, 5/15/61, Series 2018-BN12, Class A4^(d)	210,000	244,422
3.33%, 5/15/62, Series 2019-BN18, Class A3	300,000	333,775
2.76%, 9/15/62, Series 2019-BN20, Class A2	500,000	535,035
Barclays Commercial Mortgage Trust
3.67%, 2/15/50, Series 2017-C1, Class A4	400,000	444,443
2.92%, 8/15/52, Series 2019-C4, Class A5	750,000	804,520
Benchmark Mortgage Trust
3.62%, 2/15/51, Series 2018-B2, Class A4	350,000	390,226
3.88%, 2/15/51, Series 2018-B2, Class A5^(d)	230,000	261,085
3.76%, 4/10/51, Series 2018-B3, Class A4	350,000	394,971
3.96%, 1/15/52, Series 2018-B8, Class A4	400,000	459,421
3.75%, 3/15/52, Series 2019-B9, Class A4	118,000	134,083
4.02%, 3/15/52, Series 2019-B9, Class A5	500,000	578,729
2.95%, 8/15/57, Series 2019-B13, Class A4	750,000	815,521
CD Mortgage Trust
2.46%, 8/10/49, Series 2016-CD1, Class A3	340,000	350,731
3.33%, 11/13/50, Series 2017-CD6, Class ASB	104,000	111,552
4.21%, 8/15/51, Series 2018-CD7, Class ASB	300,000	337,864
4.28%, 8/15/51, Series 2018-CD7, Class A4	250,000	291,296

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
CFCRE Commercial Mortgage Trust
3.87%, 1/10/48, Series 2016-C3, Class A3	$200,000	$220,520
3.69%, 5/10/58, Series 2016-C4, Class AM	500,000	510,856
Citigroup Commercial Mortgage Trust
2.94%, 4/10/48, Series 2015-GC29, Class A3	65,000	67,166
3.76%, 6/10/48, Series 2015-GC31, Class A4	340,116	372,045
3.62%, 2/10/49, Series 2016-GC36, Class A5	500,000	544,583
3.46%, 12/10/49, Series 2016-P6, Class A4	500,000	547,932
3.72%, 12/10/49, Series 2016-P6, Class A5^(d)	100,000	111,161
3.47%, 9/15/50, Series 2017-P8, Class A4	300,000	330,945
3.74%, 3/10/51, Series 2018-B2, Class A3	200,000	223,878
4.41%, 11/10/51, Series 2018-C6, Class A4	500,000	590,028
3.04%, 11/10/52, Series 2019-GC43, Class A4	380,000	409,204
3.52%, 9/10/58, Series 2015-GC33, Class AAB	300,000	315,588
Commercial Mortgage Trust
3.91%, 5/15/45, Series 2012-CR1, Class AM	245,000	243,611
3.92%, 8/10/46, Series 2013-CR10, Class A3	99,733	106,115
4.21%, 8/10/46, Series 2013-CR10, Class A4^(d)	195,000	209,512
4.05%, 10/10/46, Series 2013-CR12, Class A4	500,000	532,733
4.19%, 11/10/46, Series 2013-CR13, Class A4^(d)	500,000	540,527
3.78%, 4/10/47, Series 2014-CR16, Class A3	399,998	429,584
3.50%, 8/10/47, Series 2014-CR19, Class ASB	258,554	269,216
3.59%, 11/10/47, Series 2014-CR20, Class A4	500,000	536,892
3.08%, 2/10/48, Series 2015-DC1, Class A4	400,000	419,405
3.50%, 5/10/48, Series 2015-CR23, Class A4	50,000	53,740
3.51%, 8/10/48, Series 2015-CR25, Class A3	549,092	587,250
3.76%, 8/10/48, Series 2015-CR25, Class A4	300,000	325,849
3.63%, 10/10/48, Series 2015-CR26, Class A4	218,000	237,443
3.53%, 2/10/49, Series 2016-CR28, Class ASB	400,000	422,044
4.26%, 8/10/50, Series 2013-CR11, Class A4	600,000	643,111
3.96%, 5/10/51, Series 2018-COR3, Class A2	400,000	450,005
4.23%, 5/10/51, Series 2018-COR3, Class A3	500,000	573,781
4.05%, 3/15/52, Series 2019-C15, Class A4	300,000	345,765
CSAIL Commercial Mortgage Trust
3.49%, 11/15/48, Series 2016-C5, Class A4	350,000	367,774
3.81%, 11/15/48, Series 2015-C4, Class A4	750,000	804,685
3.31%, 11/15/49, Series 2016-C7, Class ASB	210,000	220,100
3.79%, 4/15/50, Series 2015-C1, Class AS^(d)	82,000	84,724
3.46%, 11/15/50, Series 2017-CX10, Class A5^(d)	500,000	550,612
3.02%, 9/15/52, Series 2019-C17, Class A5	343,000	371,809
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
2.57%, 9/25/20, Series K504, Class A2^(d)	30,924	30,937
3.03%, 10/25/20, Series K714, Class A2^(d)	124,310	124,443
4.33%, 10/25/20, Series K010, Class A2^(d)	112,389	113,159
3.97%, 1/25/21, Series K013, Class A2^(d)	200,000	202,580
2.87%, 12/25/21, Series K017, Class A2	45,253	46,459
2.27%, 3/25/22, Series K019, Class A2	492,041	504,092
2.79%, 6/25/22, Series KS03, Class A2	550,000	572,278
2.51%, 11/25/22, Series K026, Class A2	250,000	260,259
2.62%, 3/25/23, Series K035, Class A1	85,380	87,344
3.30%, 4/25/23, Series K031, Class A2^(d)	370,000	396,500
3.46%, 8/25/23, Series K035, Class A2^(d)	775,000	838,936
3.06%, 11/25/23, Series K724, Class A2^(d)	400,000	426,817
3.00%, 1/25/24, Series K725, Class A2	1,000,000	1,071,150
3.06%, 8/25/24, Series K728, Class A2^(d)	500,000	542,736
2.49%, 11/25/24, Series K045, Class A1	180,056	188,000
2.67%, 12/25/24, Series K042, Class A2	160,000	173,115
3.06%, 12/25/24, Series K043, Class A2	199,000	219,020
3.02%, 1/25/25, Series K045, Class A2	55,000	60,461
3.16%, 5/25/25, Series KS03, Class A4^(d)	565,000	627,584
3.33%, 5/25/25, Series K047, Class A2^(d)	200,000	223,485
3.28%, 6/25/25, Series K048, Class A2^(d)	600,000	669,165
3.01%, 7/25/25, Series K049, Class A2	360,000	397,559

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
3.75%, 8/25/25, Series K733, Class A2	$750,000	$842,696
3.15%, 11/25/25, Series K052, Class A2	125,000	139,307
2.34%, 7/25/26, Series K058, Class A1	523,824	554,622
2.86%, 10/25/26, Series K065, Class A1	303,273	325,604
3.22%, 3/25/27, Series K064, Class A2	1,500,000	1,700,866
3.33%, 5/25/27, Series K065, Class AM	59,000	67,236
3.36%, 11/25/27, Series K071, Class AM^(d)	200,000	229,530
3.44%, 12/25/27, Series K072, Class A2	420,000	486,581
3.35%, 1/25/28, Series K073, Class A2	300,000	345,620
3.93%, 6/25/28, Series K079, Class A2	400,000	478,528
3.86%, 11/25/28, Series K086, Class A2^(d)	400,000	481,450
3.77%, 12/25/28, Series K087, Class A2	1,050,000	1,257,268
3.56%, 1/25/29, Series K089, Class A2	1,040,000	1,230,273
3.63%, 1/25/29, Series K089, Class AM^(d)	750,000	886,642
3.29%, 3/25/29, Series K153, Class A2^(d)	615,000	711,839
3.51%, 3/25/29, Series K091, Class A2	1,000,000	1,178,864
3.30%, 4/25/29, Series K092, Class A2	1,000,000	1,166,280
2.65%, 11/25/29, Series K103, Class A2	700,000	790,213
3.75%, 11/25/29, Series K155, Class A1	1,480,163	1,687,855
3.95%, 12/25/29, Series K159, Class A1	199,924	228,466
Federal National Mortgage Association Alternative Credit Enhancement Securities
2.73%, 10/25/21, Series 2012-M1, Class A2	345,541	352,412
2.72%, 2/25/22, Series 2012-M2, Class A2	310,218	318,354
2.38%, 5/25/22, Series 2012-M13, Class A2	64,857	66,388
2.30%, 9/25/22, Series 2012-M14, Class A2^(d)	33,715	34,603
2.60%, 4/25/23, Series 2013-M14, Class APT^(d)	24,977	25,836
2.16%, 10/25/23, Series 2016-M7, Class AV2	498,480	515,472
3.33%, 10/25/23, Series 2013-M14, Class A2^(d)	77,419	82,724
3.48%, 1/25/24, Series 2014-M3, Class A2^(d)	82,478	89,524
3.10%, 7/25/24, Series 2014-M9, Class A2^(d)	581,355	625,621
2.58%, 3/25/26, Series 2016-M4, Class A2	268,000	286,170
2.14%, 5/25/26, Series 2016-M6, Class A1	158,039	165,170
2.00%, 6/25/26, Series 2016-M9, Class A1	392,622	403,868
2.50%, 9/25/26, Series 2016-M7, Class A2	190,000	200,101
2.42%, 10/25/26, Series 2017-M1, Class A2^(d)	500,000	539,069
2.63%, 4/25/27, Series 2015-M10, Class A1	267,135	274,280
3.14%, 11/25/27, Series 2017-M15, Class ATS2^(d)	500,000	551,497
3.05%, 3/25/28, Series 2018-M7, Class A2^(d)	615,000	684,507
3.33%, 6/25/28, Series 2018-M8, Class A2^(d)	80,000	91,321
3.30%, 8/1/28, Series 2019-M6, Class A1	977,626	1,067,118
3.45%, 1/1/29, Series 2019-M6, Class A2	210,000	239,007
3.27%, 1/25/29, Series 2019 -M5, Class A2	750,000	849,641
3.17%, 4/25/29, Series 2017-M5, Class A2^(d)	64,000	73,258
2.99%, 2/25/30, Series 2018-M3, Class A1^(d)	966,589	1,053,193
3.70%, 9/25/30, Series 2018-M13, Class A2^(d)	300,000	359,346
2.94%, 7/25/39, Series 2016-M11, Class AL	633,128	649,668
GS Mortgage Securities Trust
4.24%, 8/10/46, Series 2013-GC14, Class A5	85,000	91,540
4.00%, 4/10/47, Series 2014-GC20, Class A5	250,000	269,704
3.86%, 6/10/47, Series 2014-GC22, Class A5	70,000	75,371
3.67%, 9/10/47, Series 2014-GC24, Class A4	300,000	320,473
3.93%, 9/10/47, Series 2014-GC24, Class A5	500,000	539,422
3.47%, 11/10/48, Series 2015-GS1, Class A2	850,000	921,603
2.85%, 10/10/49, Series 2016-GS3, Class A4	235,000	248,899
3.44%, 11/10/49, Series 2016-GS4, Class A4^(d)	265,000	290,011
3.43%, 5/10/50, Series 2017-GS6, Class A3	400,000	441,311
3.43%, 8/10/50, Series 2017-GS7, Class A4	520,000	575,363
3.99%, 3/10/51, Series 2018-GS9, Class A4^(d)	500,000	566,552
3.70%, 2/10/52, Series 2019-GC38, Class A3	300,000	340,158
3.97%, 2/10/52, Series 2019-GC38, Class A4	300,000	346,328
JP Morgan Chase Commercial Mortgage Securities Trust
4.08%, 1/15/46, Series 2013-C13, Class AS^(d)	425,000	450,564
3.81%, 7/15/47, Series 2014-C20, Class A5	500,000	537,749

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
2.82%, 8/15/49, Series 2016-JP2, Class A4	$200,000	$210,884
2.87%, 8/15/49, Series 2016-JP3, Class A5	375,000	396,738
JPMBB Commercial Mortgage Securities Trust
3.66%, 7/15/45, Series 2013-C12, Class A5	100,000	105,382
4.13%, 8/15/46, Series 2013-C14, Class A4^(d)	95,000	101,629
3.93%, 1/15/47, Series 2013-C17, Class A3	91,925	98,037
4.00%, 4/15/47, Series 2014-C19, Class A4	200,000	215,891
3.37%, 11/15/47, Series 2014-C24, Class A4A1	800,000	848,268
3.29%, 1/15/48, Series 2014-C26, Class ASB	133,550	138,228
3.34%, 5/15/48, Series 2015-C29, Class A3A1	250,000	267,557
3.60%, 11/15/48, Series 2015-C32, Class A5	500,000	544,087
JPMCC Commercial Mortgage Securities Trust
3.46%, 3/15/50, Series 2017-JP5, Class A4	400,000	437,853
3.39%, 6/13/52, Series 2019-COR5, Class A4	500,000	558,490
JPMDB Commercial Mortgage Securities Trust
3.41%, 3/15/50, Series 2017-C5, Class A4	550,000	599,177
Morgan Stanley Bank of America Merrill Lynch Trust
3.48%, 11/15/45, Series 2012-C6, Class AS	100,000	102,768
2.92%, 2/15/46, Series 2013-C7, Class A4	1,035,000	1,062,646
3.89%, 6/15/47, Series 2014-C16, Class A5	70,000	75,075
3.53%, 12/15/47, Series 2014-C19, Class A4	365,167	389,370
3.07%, 2/15/48, Series 2015-C20, Class ASB	234,763	242,428
3.25%, 2/15/48, Series 2015-C20, Class A4	200,000	211,781
3.08%, 3/15/48, Series 2015-C21, Class A3	622,012	649,774
3.04%, 4/15/48, Series 2015-C22, Class ASB	196,906	203,297
3.31%, 4/15/48, Series 2015-C22, Class A4	95,000	100,718
3.73%, 5/15/48, Series 2015-C24, Class A4	250,000	271,052
3.10%, 11/15/49, Series 2016-C31, Class A5	500,000	528,723
3.72%, 7/15/50, Series 2015-C23, Class A4	175,000	190,496
Morgan Stanley Capital I Trust
3.77%, 3/15/45, Series 2012-C4, Class AS	280,000	284,438
2.86%, 11/15/49, Series 2016-BNK2, Class ASB	300,000	313,223
3.26%, 6/15/50, Series 2017-H1, Class A4	500,000	539,334
3.81%, 3/15/52, Series 2019-L2, Class A3	275,000	309,627
3.01%, 7/15/52, Series 2019-H7, Class A3	400,000	427,189
SG Commercial Mortgage Securities Trust
3.06%, 10/10/48, Series 2016-C5, Class A4	300,000	313,973
UBS Commercial Mortgage Trust
3.47%, 11/15/50	300,000	329,867
3.78%, 11/15/50, Series 2017-C5, Class AS^(d)	400,000	430,312
3.68%, 12/15/50, Series 2017-C7, Class A4	250,000	278,993
4.45%, 12/15/51, Series 2018-C14, Class A4	1,000,000	1,181,876
UBS-Citigroup Commercial Mortgage Trust
3.60%, 1/10/45, Series 2011-C1, Class A3	163,235	166,193
Wells Fargo Commercial Mortgage Trust
2.92%, 10/15/45, Series 2012-LC5, Class A3	176,445	181,061
2.91%, 2/15/48, Series 2015-C26, Class A3	453,940	476,571
3.17%, 2/15/48, Series 2015-C26, Class A4	200,000	212,254
3.64%, 6/15/48, Series 2015-C29, Class A4	250,000	272,015
3.70%, 11/15/48, Series 2015-C31, Class A4	100,000	108,464
2.65%, 8/15/49, Series 2016-BNK1, Class A3	500,000	519,898
2.40%, 11/15/49, Series 2016-NXS6, Class A2	350,000	353,392
2.92%, 11/15/49, Series 2016-NXS6, Class A4	265,000	275,020
3.45%, 7/15/50, Series 2017-C38, Class A5	200,000	218,817
3.82%, 8/15/50, Series 2014-LC16, Class A5	256,000	272,135
3.58%, 10/15/50, Series 2017-C40, Class A4	200,000	220,757
3.47%, 11/15/50, Series 2017-C41, Class A4	250,000	274,813
4.21%, 5/15/51, Series 2018-C44, Class A5	400,000	461,746
4.15%, 6/15/51, Series 2018-C45, Class ASB	395,000	442,788
3.73%, 5/15/52, Series 2019-C50, Class A5	500,000	568,117
4.02%, 5/15/52, Series 2019-C50, Class ASB	500,000	530,080
3.66%, 9/15/58, Series 2015-C30, Class A4	500,000	543,475
3.64%, 1/15/59, Series 2016-NXS5, Class A6	320,000	346,130
3.12%, 1/15/60, Series 2017-RC1, Class A2	120,000	122,722

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
WFRBS Commercial Mortgage Trust
2.88%, 12/15/45, Series 2012-C10, Class A3	$500,000	$503,698
4.15%, 8/15/46, Series 2013-C15, Class A4^(d)	200,000	211,093
4.42%, 9/15/46, Series 2013-C16, Class A5	100,000	107,140
3.03%, 12/15/46, Series 2013-C18, Class A2	156	156
4.02%, 12/15/46, Series 2013-C17, Class A4	60,000	63,695
4.10%, 3/15/47, Series 2014-C19, Class A5	775,000	839,752
3.41%, 8/15/47, Series 2014-C21, Class A4	225,000	235,972
3.43%, 11/15/47, Series 2014-C25, Class A3	38,105	39,033
3.63%, 11/15/47, Series 2014-C25, Class A5	100,000	107,702

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $79,623,167)		83,348,171

MUNICIPAL BONDS - 2.0%

United States - 2.0%
Alameda County Joint Powers Authority
7.05%, 12/1/44	150,000	244,824
Bay Area Toll Authority
2.57%, 4/1/31	1,225,000	1,298,267
6.26%, 4/1/49	680,000	1,187,810
City of Houston TX
3.96%, 3/1/47	750,000	886,395
Commonwealth of Massachusetts
2.81%, 9/1/43, Series D	150,000	155,487
Dallas Area Rapid Transit
6.00%, 12/1/44	175,000	278,252
5.02%, 12/1/48	130,000	191,043
Los Angeles County Public Works Financing Authority
7.62%, 8/1/40	100,000	155,406
Los Angeles Department of Water & Power Power System Revenue
6.57%, 7/1/45	70,000	119,061
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
4.05%, 7/1/26, Class B	100,000	108,350
Metropolitan Transportation Authority
7.34%, 11/15/39	275,000	426,407
Municipal Electric Authority of Georgia
6.64%, 4/1/57	718,000	983,179
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/28, Series C	995,000	1,127,086
6.10%, 12/15/28, Series C	85,000	87,236
New York City Water & Sewer System
5.75%, 6/15/41	320,000	496,502
6.01%, 6/15/42	225,000	349,450
5.44%, 6/15/43	500,000	756,270
Ohio State University (The)
4.91%, 6/1/40	380,000	522,329
Port Authority of New York & New Jersey
5.65%, 11/1/40	525,000	750,508
4.93%, 10/1/51	700,000	946,855
4.46%, 10/1/62	200,000	253,458
Sales Tax Securitization Corp.
4.64%, 1/1/40, Series A	100,000	108,577
3.82%, 1/1/48	680,000	660,790
San Jose Redevelopment Agency Successor Agency
3.38%, 8/1/34, Series A-T	510,000	520,832
State of California
4.50%, 4/1/33	1,650,000	1,921,953
7.55%, 4/1/39	635,000	1,097,750
7.60%, 11/1/40	275,000	490,292
State of Illinois
4.95%, 6/1/23	270,545	269,634
5.10%, 6/1/33	1,395,000	1,347,165
6.63%, 2/1/35	100,000	104,531
State of Oregon Department of Transportation
5.83%, 11/15/34	515,000	739,803
Texas Private Activity Bond Surface Transportation Corp.
3.92%, 12/31/49	500,000	500,350
Texas Transportation Commission State Highway Fund
5.18%, 4/1/30, Series B-BUILD	820,000	1,046,181
University of California
4.60%, 5/15/31, Series AJ	350,000	420,735
5.77%, 5/15/43	230,000	335,802
5.95%, 5/15/45	265,000	381,563
4.86%, 5/15/2112, Series AD	250,000	339,473
University of Virginia
4.18%, 9/1/2117, Series C	400,000	526,004
3.23%, 9/1/2119, Series A	150,000	155,895

TOTAL MUNICIPAL BONDS (Cost: $21,398,898)		22,291,505

ASSET-BACKED SECURITIES - 1.1%

United States - 1.1%
Ally Auto Receivables Trust
3.09%, 6/15/23, Series 2018-2, Class A4	485,000	500,276
2.91%, 9/15/23, Series 2019-1, Class A3	107,000	109,549
American Express Credit Account Master Trust
3.06%, 2/15/24, Series 2018-6, Class A	250,000	257,544
3.18%, 4/15/24, Series 2018-8, Class A	100,000	103,587
2.67%, 11/15/24, Series 2019-2, Class A	505,000	525,846

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
Americredit Automobile Receivables Trust
2.97%, 11/20/23, Series 2019-1, Class A3	$200,000	$203,485
Barclays Dryrock Issuance Trust
1.96%, 5/15/25, Series 2019-1, Class A	200,000	202,392
BMW Vehicle Owner Trust
2.51%, 6/25/24, Series 2018-A, Class A4	50,000	51,131
Capital One Multi-Asset Execution Trust
2.84%, 12/15/24, Series 2019-A1, Class A1	854,000	889,812
Capital One Prime Auto Receivables Trust
1.92%, 5/15/24, Series 2019-2, Class A3	555,000	567,236
CarMax Auto Owner Trust
3.05%, 3/15/24, Series 2019-1, Class A3	525,000	541,100
3.26%, 8/15/24, Series 2019-1, Class A4	256,000	268,624
Citibank Credit Card Issuance Trust
3.21%, 12/7/24, Series 2018-A6, Class A6	350,000	373,997
Discover Card Execution Note Trust
3.11%, 1/16/24, Series 2018-A4, Class A4	160,000	164,823
3.32%, 3/15/24, Series 2018-A5, Class A5	250,000	259,322
3.04%, 7/15/24, Series 2019-A1, Class A1	385,000	401,212
Drive Auto Receivables Trust
4.09%, 6/15/26, Series 2019-1, Class D	300,000	302,451
Ford Credit Auto Owner Trust
2.78%, 9/15/23, Series 2019-A, Class A3	150,000	154,925
GM Financial Automobile Leasing Trust
2.98%, 12/20/21, Series 2019-1, Class A3	200,000	201,952
GM Financial Consumer Automobile Receivables Trust
3.02%, 5/16/23, Series 2018-3, Class A3	131,182	133,889
2.97%, 11/16/23, Series 2019-1, Class A3	55,000	56,369
2.65%, 2/16/24, Series 2019-2, Class A3	495,000	508,381
3.32%, 6/17/24, Series 2018-4, Class A4	74,000	77,931
Honda Auto Receivables Owner Trust
2.83%, 3/20/23, Series 2019-1, Class A3	425,000	437,365
2.21%, 3/21/24, Series 2017-4, Class A4	60,000	60,807
3.16%, 8/19/24, Series 2018-2, Class A4	640,000	663,143
Hyundai Auto Receivables Trust
2.79%, 7/15/22, Series 2018-A, Class A3	131,884	133,345
Nissan Auto Lease Trust
2.76%, 3/15/22, Series 2019-A, Class A3	25,000	25,352
2.27%, 7/15/22, Series 2019-B, Class A3	100,000	101,477
Nissan Auto Receivables Owner Trust
1.95%, 10/16/23, Series 2017-B, Class A4	485,000	490,978
2.90%, 10/16/23, Series 2019-A, Class A3	250,000	257,936
Santander Drive Auto Receivables Trust
3.42%, 4/15/25, Series 2019-1, Class C	200,000	201,989
Synchrony Card Funding LLC
2.95%, 3/15/25, Series 2019-A1, Class A	140,000	143,628
2.34%, 6/15/25, Series 2019-A2, Class A	125,000	126,437
Toyota Auto Receivables Owner Trust
3.00%, 5/15/24, Series 2019-A, Class A4	895,000	942,065
World Financial Network Credit Card Master Trust
3.07%, 12/16/24, Series 2018-A, Class A	500,000	504,524
World Omni Auto Receivables Trust
2.24%, 6/15/23, Series 2017-A, Class A4	75,000	76,234
3.33%, 4/15/24, Series 2018-D, Class A3	566,000	583,776
3.04%, 5/15/24, Series 2019-A, Class A3	109,000	112,030
World Omni Automobile Lease Securitization Trust
3.19%, 12/15/21, Series 2018-B, Class A3	300,000	304,100

TOTAL ASSET-BACKED SECURITIES (Cost: $11,821,606)		12,021,020

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

Investments	Principal Amount	Value
REPURCHASE AGREEMENT - 6.3%

United States - 6.3%

Citigroup, Inc., tri-party repurchase agreement dated 5/29/20 (tri-party custodian: The Bank of New York Mellon Corp.), 0.06% due 6/1/20; Proceeds at maturity - $71,110,356 (fully collateralized by Fannie Mae Pool, 3.00% - 5.50% due 8/1/49, Freddie Mac Pool, 3.50% - 4.50% due 8/1/49, Ginnie Mae I Manufactured Housing, 6.25% - 6.50% due 4/15/24 - 9/15/27, Ginnie Mae I MultiFamily Loan, 3.25% due 6/15/56, Ginnie Mae I Non-Level Payment, 2.33% - 2.94% due 5/15/55 - 11/15/59, Ginnie Mae Pool, 3.50% - 5.00% due 8/20/39 - 7/20/42; Market value including accrued interest - $74,666,276)

(Cost: $71,110,000)

	$71,110,000	$71,110,000

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%

United States - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.15%(f) (Cost: $8,167,958)	8,167,958	8,167,958

TOTAL INVESTMENTS IN SECURITIES - 106.1% (Cost: $1,153,102,609)		1,194,267,895
Other Assets less Liabilities - (6.1)%		(68,132,642)

NET ASSETS - 100.0%		$1,126,135,253

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

Security, or portion thereof, was on loan at May 31, 2020. At May 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,528,959 The Fund also had security on loan having a total market value of $831,383 that was sold and pending settlement. The total market value of the collateral held by the Fund was $8,579,453. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $411,495.

(d)	Rate shown reflects the accrual rate as of May 31, 2020 on securities with variable or step rates.
(e)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2020.
(f)	Rate shown represents annualized 7-day yield as of May 31, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2020

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$373,641,857	$—	$373,641,857
U.S. Government Obligations	—	271,851,907	—	271,851,907
U.S. Corporate Bonds	—	278,278,599	—	278,278,599
Foreign Corporate Bonds	—	48,894,603	—	48,894,603
Foreign Government Agencies	—	3,725,624	—	3,725,624
Foreign Government Obligations	—	19,296,294	—	19,296,294
Supranational Bonds	—	1,640,357	—	1,640,357
Commercial Mortgage-Backed Securities	—	83,348,171	—	83,348,171
Municipal Bonds	—	22,291,505	—	22,291,505
Asset-Backed Securities	—	12,021,020	—	12,021,020
Repurchase Agreement	—	71,110,000	—	71,110,000
Investment of Cash Collateral for Securities Loaned	—	8,167,958	—	8,167,958

Total Investments in Securities	$—	$1,194,267,895	$—	$1,194,267,895

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2020

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 8.2%

Federal Home Loan Bank - 0.1%
3.63%, 6/11/21	$100,000	$103,554

Federal Home Loan Mortgage Corporation - 0.6%
0.38%, 4/20/23	500,000	501,413

Uniform Mortgage-Backed Securities - 7.5%
2.00%, 7/1/35(a)	1,950,000	2,008,543
2.50%, 7/1/35(a)	4,300,000	4,492,923

Total Uniform Mortgage-Backed Securities		6,501,466

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $7,091,902)		7,106,433

U.S. GOVERNMENT OBLIGATIONS - 38.7%

U.S. Treasury Bills - 7.2%
0.09%, 6/2/20*	5,212,000	5,211,990
0.09%, 6/16/20*	700,000	699,967
0.09%, 6/25/20*	150,000	149,989
0.13%, 7/21/20*	170,000	169,971

Total U.S. Treasury Bills		6,231,917

U.S. Treasury Bond - 1.6%
7.63%, 11/15/22	1,222,000	1,445,803

U.S. Treasury Notes - 29.9%
2.25%, 4/30/21	500,000	509,424
1.13%, 6/30/21	1,165,000	1,176,650
1.88%, 1/31/22	596,000	612,937
0.13%, 4/30/22	1,200,000	1,199,320
1.50%, 8/15/22	1,589,000	1,635,739
0.25%, 4/15/23	1,230,000	1,232,547
2.63%, 6/30/23	332,800	357,604
2.50%, 8/15/23	1,801,000	1,933,472
2.75%, 8/31/23	1,309,200	1,417,158
2.88%, 9/30/23	1,614,000	1,757,053
2.13%, 3/31/24	1,935,000	2,074,607
2.00%, 5/31/24	2,000,000	2,139,609
1.25%, 8/31/24	4,942,000	5,149,332
1.50%, 10/31/24	2,335,000	2,460,780
1.50%, 11/30/24	2,000,000	2,110,000
1.13%, 2/28/25	238,000	247,460

Total U.S. Treasury Notes		26,013,692

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $32,615,070)		33,691,412

U.S. CORPORATE BONDS - 36.9%

United States - 36.9%
3M Co.
2.25%, 3/15/23	113,000	118,815
AbbVie, Inc.
3.45%, 3/15/22(b)	71,000	73,839
3.25%, 10/1/22(b)	142,000	148,746
2.90%, 11/6/22	449,000	470,350
3.85%, 6/15/24(b)	5,000	5,469
Aetna, Inc.
3.50%, 11/15/24	27,000	29,203
Affiliated Managers Group, Inc.
4.25%, 2/15/24	25,000	26,928
Air Lease Corp.
3.88%, 4/1/21	111,000	108,569
2.25%, 1/15/23	200,000	186,589
Aircastle Ltd.
4.13%, 5/1/24	157,000	131,026
Altria Group, Inc.
4.00%, 1/31/24	169,000	184,364
American Express Co.
2.65%, 12/2/22	124,000	129,661
3.00%, 10/30/24	31,000	33,296
American Honda Finance Corp.
2.15%, 9/10/24	400,000	408,491
American International Group, Inc.
4.13%, 2/15/24	42,000	46,093
American Tower Corp.
3.45%, 9/15/21	25,000	25,877
2.25%, 1/15/22	86,000	87,923
3.50%, 1/31/23	358,000	381,686
5.00%, 2/15/24	139,000	158,419
Ameriprise Financial, Inc.
4.00%, 10/15/23	255,000	282,554
Amgen, Inc.
3.63%, 5/15/22	164,000	172,297
3.63%, 5/22/24	149,000	162,108
Amphenol Corp.
3.20%, 4/1/24	50,000	53,075
Anthem, Inc.
3.30%, 1/15/23	169,000	179,499
Apple, Inc.
2.40%, 5/3/23	150,000	158,898
Ares Capital Corp.
3.63%, 1/19/22	75,000	74,497
4.20%, 6/10/24	144,000	137,924
Arrow Electronics, Inc.
3.50%, 4/1/22	65,000	66,704
3.25%, 9/8/24	251,000	263,492
Assurant, Inc.
4.20%, 9/27/23	64,000	67,213
AT&T, Inc.
3.00%, 2/15/22	200,000	207,412
3.90%, 3/11/24	101,000	109,507
4.45%, 4/1/24	216,000	238,746
3.55%, 6/1/24	247,000	266,417
Bank of America Corp.
5.70%, 1/24/22	135,000	145,803
3.12%, 1/20/23, (3.124% fixed rate until 1/20/22; 3-month U.S. dollar London Interbank Offered Rate + 1.16% thereafter)(c)	30,000	31,013
2.88%, 4/24/23, (2.881% fixed rate until 4/24/22; 3-month U.S. dollar London Interbank Offered Rate + 1.021% thereafter)(c)	140,000	144,597

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2020

Investments	Principal Amount	Value
2.82%, 7/21/23, (2.816% fixed rate until 7/21/22; 3-month U.S. dollar London Interbank Offered Rate + 0.93% thereafter)(c)	$175,000	$181,119
3.00%, 12/20/23, (3.004% fixed rate until 12/20/22; 3-month U.S. dollar London Interbank Offered Rate + 0.79% thereafter)(c)	150,000	156,733
4.13%, 1/22/24	72,000	79,390
3.55%, 3/5/24, (3.55% fixed rate until 3/5/23; 3-month U.S. dollar London Interbank Offered Rate + 0.78% thereafter)(c)	157,000	166,864
4.00%, 4/1/24	117,000	129,471
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.09% thereafter)(c)	207,000	220,585
Bank of New York Mellon Corp. (The)
2.95%, 1/29/23	111,000	117,595
3.40%, 5/15/24	254,000	277,416
Becton Dickinson and Co.
2.89%, 6/6/22	82,000	85,211
BGC Partners, Inc.
5.38%, 7/24/23	231,000	232,706
Black Hills Corp.
4.25%, 11/30/23	121,000	130,092
BlackRock, Inc.
3.50%, 3/18/24	34,000	37,750
Block Financial LLC
5.50%, 11/1/22	43,000	45,564
Boardwalk Pipelines L.P.
4.95%, 12/15/24	67,000	65,081
BP Capital Markets America, Inc.
3.25%, 5/6/22	87,000	90,903
Bristol-Myers Squibb Co.
3.25%, 8/15/22(b)	209,000	220,958
2.90%, 7/26/24(b)	57,000	61,579
Broadcom, Inc.
3.46%, 9/15/26(b)	255,000	262,881
4.11%, 9/15/28(b)	336,000	352,425
Campbell Soup Co.
3.65%, 3/15/23	35,000	37,337
Capital One Financial Corp.
4.75%, 7/15/21	126,000	131,189
3.50%, 6/15/23	48,000	50,662
Cardinal Health, Inc.
2.62%, 6/15/22	136,000	139,608
Caterpillar Financial Services Corp.
2.95%, 2/26/22	191,000	198,579
2.15%, 11/8/24	74,000	78,087
Caterpillar, Inc.
3.40%, 5/15/24	81,000	89,016
Charter Communications Operating LLC
4.46%, 7/23/22	203,000	216,192
4.50%, 2/1/24	36,000	39,917
Cigna Corp.
3.75%, 7/15/23	114,000	123,977
3.50%, 6/15/24(b)	249,000	269,425
Cisco Systems, Inc.
3.63%, 3/4/24	211,000	235,986
Citigroup, Inc.
4.50%, 1/14/22	80,000	84,565
3.88%, 10/25/23	487,000	528,806
3.35%, 4/24/25, (3.352% fixed rate until 4/24/24; 3-month U.S. dollar London Interbank Offered Rate + 0.897% thereafter)(c)	95,000	101,329
CNH Industrial Capital LLC
4.88%, 4/1/21	81,000	82,175
4.38%, 4/5/22	50,000	51,511
Comcast Corp.
3.60%, 3/1/24	50,000	55,377
Comerica, Inc.
3.70%, 7/31/23	83,000	88,851
CommonSpirit Health
2.95%, 11/1/22	278,000	287,795
Constellation Brands, Inc.
4.25%, 5/1/23	372,000	406,904
4.75%, 11/15/24	132,000	152,216
Costco Wholesale Corp.
2.75%, 5/18/24	42,000	45,563
Crown Castle International Corp.
3.20%, 9/1/24	48,000	51,477
CVS Health Corp.
3.70%, 3/9/23	235,000	252,039
2.63%, 8/15/24	248,000	262,151
Dell International LLC
4.00%, 7/15/24(b)	140,000	145,612
Discover Bank
2.45%, 9/12/24	250,000	250,692
Dollar General Corp.
3.25%, 4/15/23	290,000	308,686
Dominion Energy, Inc.
2.00%, 8/15/21, Series C	33,000	33,464
3.07%, 8/15/24(c)	16,000	16,954
DTE Energy Co.
2.60%, 6/15/22, Series B	150,000	153,793
Duke Energy Carolinas LLC
3.05%, 3/15/23	385,000	410,011
Eastman Chemical Co.
3.50%, 12/1/21	115,000	118,608
Eaton Corp.
2.75%, 11/2/22	191,000	199,832
Enable Midstream Partners L.P.
3.90%, 5/15/24	8,000	7,452
Energy Transfer Operating L.P.
5.20%, 2/1/22	79,000	82,332
Enterprise Products Operating LLC
3.90%, 2/15/24	186,000	203,208

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2020

Investments	Principal Amount	Value
Exelon Generation Co. LLC
4.25%, 6/15/22	$163,000	$171,800
Fifth Third Bancorp
3.50%, 3/15/22	200,000	209,053
Fiserv, Inc.
2.75%, 7/1/24	150,000	159,646
Fox Corp.
4.03%, 1/25/24	274,000	301,523
General Electric Co.
3.10%, 1/9/23	289,000	297,968
General Mills, Inc.
2.60%, 10/12/22	200,000	208,135
3.70%, 10/17/23	84,000	91,662
General Motors Financial Co., Inc.
3.55%, 4/9/21	198,000	198,028
3.45%, 1/14/22	155,000	154,951
3.45%, 4/10/22	80,000	80,166
3.15%, 6/30/22	161,000	160,657
Georgia Power Co.
2.20%, 9/15/24, Series A	250,000	261,450
Gilead Sciences, Inc.
3.25%, 9/1/22	111,000	117,618
3.70%, 4/1/24	118,000	130,900
Global Payments, Inc.
3.80%, 4/1/21	28,000	28,519
Goldman Sachs Group, Inc. (The)
2.91%, 7/24/23, (2.905% fixed rate until 7/24/22; 3-month U.S. dollar London Interbank Offered Rate + 0.99% thereafter)(c)	175,000	179,936
4.00%, 3/3/24	607,000	664,216
Hasbro, Inc.
3.00%, 11/19/24	124,000	126,534
Hess Corp.
3.50%, 7/15/24	135,000	131,454
Hewlett Packard Enterprise Co.
3.60%, 10/15/20	213,000	214,775
Host Hotels & Resorts L.P.
4.75%, 3/1/23, Series C	105,000	105,468
HP, Inc.
4.65%, 12/9/21	223,000	234,318
Huntington Bancshares, Inc.
3.15%, 3/14/21	80,000	81,238
Ingersoll-Rand Global Holding Co., Ltd.
2.90%, 2/21/21	100,000	101,172
International Business Machines Corp.
3.00%, 5/15/24	487,000	527,539
Invesco Finance PLC
4.00%, 1/30/24	68,000	72,281
Jabil, Inc.
4.70%, 9/15/22	2,000	2,107
Jefferies Financial Group, Inc.
5.50%, 10/18/23	80,000	86,096
JPMorgan Chase & Co.
4.63%, 5/10/21	36,000	37,424
2.30%, 8/15/21	36,000	36,118
4.35%, 8/15/21	56,000	58,582
4.50%, 1/24/22	310,000	329,668
2.78%, 4/25/23, (2.776% fixed rate until 4/25/22; 3-month U.S. dollar London Interbank Offered Rate + 0.935% thereafter)(c)	156,000	161,074
3.63%, 5/13/24	119,000	131,220
3.80%, 7/23/24, (3.797% fixed rate until 7/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.89% thereafter)(c)	100,000	107,576
3.88%, 9/10/24	189,000	207,867
4.02%, 12/5/24, (4.023% fixed rate until 12/5/23; 3-month U.S. dollar London Interbank Offered Rate + 1.00% thereafter)(c)	170,000	185,762
3.22%, 3/1/25, (3.22% fixed rate until 3/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.155% thereafter)(c)	29,000	31,142
Keurig Dr. Pepper, Inc.
3.55%, 5/25/21	331,000	340,481
Kilroy Realty L.P.
3.45%, 12/15/24	249,000	249,786
Kinder Morgan Energy Partners L.P.
3.95%, 9/1/22	291,000	306,239
4.15%, 2/1/24	47,000	50,818
Kroger Co. (The)
2.60%, 2/1/21	130,000	131,265
2.80%, 8/1/22	400,000	418,142
Lockheed Martin Corp.
3.10%, 1/15/23	75,000	80,201
LyondellBasell Industries N.V.
6.00%, 11/15/21	248,000	261,716
M&T Bank Corp.
3.55%, 7/26/23	150,000	162,240
Marathon Petroleum Corp.
4.75%, 12/15/23	189,000	204,230
Microsoft Corp.
3.63%, 12/15/23	138,000	153,242
Molson Coors Beverage Co.
2.10%, 7/15/21	172,000	173,633
Morgan Stanley
5.50%, 7/28/21	80,000	84,276
2.75%, 5/19/22	126,000	130,834
4.88%, 11/1/22	258,000	280,108
3.75%, 2/25/23	103,000	110,339
3.88%, 4/29/24, Series F	141,000	154,563
Motorola Solutions, Inc.
3.75%, 5/15/22	169,000	176,651
MPLX L.P.
4.00%, 2/15/25	385,000	394,868
Mylan N.V.
3.15%, 6/15/21	149,000	151,769
Northrop Grumman Corp.
3.25%, 8/1/23	78,000	84,429

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2020

Investments	Principal Amount	Value
Oaktree Specialty Lending Corp.
3.50%, 2/25/25	$87,000	$82,771
Omnicom Group, Inc.
3.63%, 5/1/22	25,000	26,302
Oracle Corp.
2.95%, 11/15/24	95,000	103,166
Pfizer, Inc.
3.40%, 5/15/24	33,000	36,847
Philip Morris International, Inc.
2.63%, 2/18/22	85,000	87,654
Plains All American Pipeline L.P.
3.60%, 11/1/24	103,000	102,909
Primerica, Inc.
4.75%, 7/15/22	120,000	125,674
Private Export Funding Corp.
2.80%, 5/15/22, Series EE	41,000	42,833
QUALCOMM, Inc.
2.90%, 5/20/24	61,000	65,714
Regions Financial Corp.
3.80%, 8/14/23	150,000	160,217
Republic Services, Inc.
4.75%, 5/15/23	100,000	111,102
Rockwell Collins, Inc.
2.80%, 3/15/22	25,000	25,701
Ryder System, Inc.
2.80%, 3/1/22	269,000	274,308
Sabine Pass Liquefaction LLC
6.25%, 3/15/22	100,000	106,411
Santander Holdings USA, Inc.
3.70%, 3/28/22	369,000	377,260
Sempra Energy
4.05%, 12/1/23	56,000	60,892
Simon Property Group L.P.
2.00%, 9/13/24	150,000	145,335
Southern California Edison Co.
1.85%, 2/1/22	38,857	38,771
Synchrony Financial
2.85%, 7/25/22	150,000	147,321
Tech Data Corp.
3.70%, 2/15/22	40,000	40,120
Time Warner Cable LLC
4.00%, 9/1/21	176,000	180,446
Timken Co. (The)
3.88%, 9/1/24	100,000	102,589
Trimble, Inc.
4.75%, 12/1/24	48,000	51,375
Truist Bank
3.69%, 8/2/24, (3.689% fixed rate until 8/2/23; 3-month U.S. dollar London Interbank Offered Rate + 0.735% thereafter)(c)	83,000	89,438
Truist Financial Corp.
3.75%, 12/6/23	113,000	123,882
2.50%, 8/1/24	650,000	684,042
Tyson Foods, Inc.
4.50%, 6/15/22	161,000	171,005
3.90%, 9/28/23	171,000	186,701
UnitedHealth Group, Inc.
2.38%, 8/15/24	200,000	212,493
Ventas Realty L.P.
3.50%, 4/15/24	124,000	123,206
Verizon Communications, Inc.
3.13%, 3/16/22	140,000	147,031
2.45%, 11/1/22	44,000	46,020
3.38%, 2/15/25	262,000	290,434
ViacomCBS, Inc.
3.70%, 8/15/24	105,000	110,963
Walgreen Co.
3.10%, 9/15/22	167,000	174,555
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21	262,000	269,760
Walmart, Inc.
3.40%, 6/26/23	300,000	325,505
Waste Management, Inc.
2.40%, 5/15/23	87,000	91,750
Wells Fargo & Co.
2.50%, 3/4/21	84,000	85,257
3.50%, 3/8/22	244,000	255,688
2.63%, 7/22/22	266,000	274,647
4.48%, 1/16/24	33,000	36,492
Welltower, Inc.
3.63%, 3/15/24	250,000	256,402
Williams Cos., Inc. (The)
3.60%, 3/15/22	225,000	231,615
Willis North America, Inc.
3.60%, 5/15/24	155,000	164,624
Willis Towers Watson PLC
5.75%, 3/15/21	46,000	47,475
WRKCo, Inc.
3.00%, 9/15/24	190,000	195,722
Xilinx, Inc.
2.95%, 6/1/24	84,000	89,629

TOTAL U.S. CORPORATE BONDS (Cost: $30,947,401)		32,088,328

FOREIGN CORPORATE BONDS - 7.5%

Australia - 0.3%
Westpac Banking Corp.
3.30%, 2/26/24	250,000	270,408

Belgium - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 1/23/25	100,000	112,629

Canada - 0.4%
Bank of Nova Scotia (The)
2.20%, 2/3/25	72,000	74,692
Emera U.S. Finance L.P.
2.70%, 6/15/21	111,000	112,421
Kinross Gold Corp.
5.13%, 9/1/21	25,000	25,810
TransCanada PipeLines Ltd.
2.50%, 8/1/22	126,000	128,858

Total Canada		341,781

China - 0.4%
Alibaba Group Holding Ltd.
3.60%, 11/28/24	288,000	313,313

Germany - 0.6%
Deutsche Bank AG
4.25%, 10/14/21	483,000	490,197

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2020

Investments	Principal Amount	Value
Ireland - 0.3%
AerCap Ireland Capital DAC
3.30%, 1/23/23	$187,000	$169,490
4.88%, 1/16/24	98,000	86,216

Total Ireland		255,706

Japan - 1.6%
Mitsubishi UFJ Financial Group, Inc.
3.00%, 2/22/22	391,000	403,752
Mizuho Financial Group, Inc.
2.95%, 2/28/22	190,000	196,490
3.92%, 9/11/24, (3.922% fixed rate until 9/11/23; 3-month U.S. dollar London Interbank Offered Rate + 1.00% thereafter)(c)	172,000	184,452
Sumitomo Mitsui Financial Group, Inc.
2.93%, 3/9/21	175,000	178,228
2.06%, 7/14/21	102,000	103,598
2.44%, 10/19/21	290,000	297,419

Total Japan		1,363,939

Mexico - 0.0%
Petroleos Mexicanos
4.88%, 1/18/24	23,000	21,980

Netherlands - 1.0%
Cooperatieve Rabobank UA
3.88%, 2/8/22	308,000	324,568
4.63%, 12/1/23	250,000	273,124
NXP B.V.
4.88%, 3/1/24(b)	141,000	156,073
Shell International Finance B.V.
2.38%, 8/21/22	96,000	99,700

Total Netherlands		853,465

Peru - 0.1%
Southern Copper Corp.
3.50%, 11/8/22	91,000	93,521

United Kingdom - 2.7%
Barclays PLC
4.34%, 5/16/24, (4.338% fixed rate until 5/16/23; 3-month U.S. dollar London Interbank Offered Rate + 1.356% thereafter)(c)	150,000	160,135
BAT Capital Corp.
2.76%, 8/15/22	392,000	404,233
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/23	127,000	134,930
Lloyds Banking Group PLC
2.91%, 11/7/23, (2.907% fixed rate until 11/7/23; 3-month U.S. dollar London Interbank Offered Rate + 0.81%)(c)	263,000	270,589
Reynolds American, Inc.
4.00%, 6/12/22	121,000	127,130
Royal Bank of Scotland Group PLC
5.13%, 5/28/24	255,000	274,648
4.52%, 6/25/24, (4.519% fixed rate until 6/25/23; 3-month U.S. dollar London Interbank Offered Rate + 1.55% thereafter)(c)	327,000	350,767
Santander UK Group Holdings PLC
3.13%, 1/8/21	84,000	84,987
Santander UK PLC
2.88%, 6/18/24	200,000	211,891
Unilever Capital Corp.
3.25%, 3/7/24	125,000	136,226
Vodafone Group PLC
2.95%, 2/19/23	131,000	138,016
3.75%, 1/16/24	28,000	30,480
WPP Finance 2010
3.63%, 9/7/22	70,000	73,026

Total United Kingdom		2,397,058

TOTAL FOREIGN CORPORATE BONDS (Cost: $6,270,555)		6,513,997

FOREIGN GOVERNMENT AGENCIES - 0.1%
Canada - 0.0%
Province of Quebec Canada
2.63%, 2/13/23	26,000	27,448

Germany - 0.1%
Kreditanstalt fuer Wiederaufbau
2.63%, 1/25/22	41,000	42,610

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $66,731)		70,058

FOREIGN GOVERNMENT OBLIGATIONS - 2.1%
Colombia - 0.5%
Colombia Government International Bond
4.38%, 7/12/21	30,000	30,778
4.00%, 2/26/24	337,000	354,044

Total Colombia		384,822

Hungary - 0.1%
Hungary Government International Bond
6.38%, 3/29/21	72,000	75,103

Italy - 0.7%
Republic of Italy Government International Bond
2.38%, 10/17/24	624,000	624,633

Mexico - 0.4%
Mexico Government International Bond
3.63%, 3/15/22	284,000	295,183
4.00%, 10/2/23	78,000	82,765

Total Mexico		377,948

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2020

Investments	Principal Amount	Value
Panama - 0.3%
Panama Government International Bond
4.00%, 9/22/24	$250,000	$269,752

Poland - 0.0%
Republic of Poland Government International Bond
5.13%, 4/21/21	26,000	27,047

Uruguay - 0.1%
Uruguay Government International Bond
8.00%, 11/18/22	55,000	60,198

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,779,177)		1,819,503

SUPRANATIONAL BOND - 0.3%
European Investment Bank
0.63%, 7/25/25 (Cost: $249,155)	250,000	251,505

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.0%
United States - 10.0%
Citigroup Commercial Mortgage Trust
2.95%, 9/10/58, Series 2015-GC33, Class A2	180,374	180,700
Commercial Mortgage Trust
3.29%, 12/10/44, Series 2012-LC4, Class A4	454,026	460,815
3.80%, 8/10/46, Series 2013-CR10, Class ASB	54,495	56,526
3.72%, 2/10/48, Series 2015-DC1, Class AM	561,000	580,390
2.85%, 5/10/48, Series 2015-CR23, Class A2	28,025	28,017
3.04%, 11/10/49, Series 2016-CD2, Class A2	1,061,000	1,078,915
CSAIL Commercial Mortgage Trust
2.99%, 6/15/50, Series 2017-C8, Class A2	344,000	351,110
Deutsche Bank Commercial Mortgage Trust
1.89%, 8/10/49, Series 2016-C3, Class A2	318,000	319,081
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
4.18%, 12/25/20, Series K012, Class A2^(c)	143,120	145,053
2.79%, 1/25/22, Series K718, Class A2	300,000	309,064
JP Morgan Chase Commercial Mortgage Securities Trust
4.17%, 12/15/46, Series 2013-C16, Class A4	1,075,000	1,157,385
JPMBB Commercial Mortgage Securities Trust
4.93%, 11/15/45, Series 2013-C15, Class B^(c)	44,000	44,674
4.00%, 4/15/47, Series 2014-C19, Class A4	550,000	593,701
JPMCC Commercial Mortgage Securities Trust
3.24%, 3/15/50, Series 2017-JP5, Class A2	680,000	693,412
Morgan Stanley Bank of America Merrill Lynch Trust
3.18%, 8/15/45, Series 2012-C5, Class A4	505,700	516,006
4.05%, 4/15/47, Series 2014-C15, Class A4	250,000	270,277
3.44%, 8/15/47, Series 2014-C17, Class A4	270,643	285,537
3.53%, 8/15/47, Series 2014-C17, Class A3	205,000	207,654
2.74%, 4/15/48, Series 2015-C22, Class A2	509,722	509,438
2.70%, 12/15/48, Series 2013-C8, Class ASB	29,115	29,428
UBS-Barclays Commercial Mortgage Trust
2.85%, 12/10/45, Series 2012-C4, Class A5	320,600	327,596
Wells Fargo Commercial Mortgage Trust
2.53%, 10/15/45, Series 2012-LC5, Class ASB	20,948	21,161
2.60%, 6/15/49, Series 2016-C34, Class A2	75,000	75,416
3.12%, 1/15/60, Series 2017-RC1, Class A2	471,000	481,683
WFRBS Commercial Mortgage Trust
2.45%, 12/15/45, Series 2012-C10, Class ASB	27,307	27,646

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $8,665,390)		8,750,685

ASSET-BACKED SECURITIES - 3.2%
United States - 3.2%
Ally Auto Receivables Trust
1.93%, 5/15/24, Series 2019-3, Class A3, ABS	240,000	245,021
Americredit Automobile Receivables Trust
2.41%, 7/8/22, Series 2016-4, Class C	388,903	391,509
Capital One Prime Auto Receivables Trust
1.63%, 8/15/25, Series 2020-1, Class A4, ABS	450,000	456,123
Carmax Auto Owner Trust
2.30%, 4/15/25, Series 2019-3, Class A4	118,000	121,713
Chase Issuance Trust
1.53%, 1/15/25, Series 2020-A1, Class A1, ABS	400,000	410,919
Citibank Credit Card Issuance Trust
3.21%, 12/7/24, Series 2018-A6, Class A6	430,000	459,482

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2020

Investments	Principal Amount	Value
Discover Card Execution Note Trust
1.89%, 10/15/24, Series 2019-A3, Class A, ABS	$285,000	$294,283
Ford Credit Auto Owner Trust
2.85%, 8/15/24, Series 2019-A, Class A4	100,000	105,292
Honda Auto Receivables Owner Trust
2.90%, 6/18/24, Series 2019-1, Class A4	200,000	208,777
Synchrony Card Funding LLC
2.95%, 3/15/25, Series 2019-A1, Class A	100,000	102,591

TOTAL ASSET-BACKED SECURITIES (Cost: $2,752,422)		2,795,710

TOTAL INVESTMENTS IN SECURITIES - 107.0%
(Cost: $90,437,803)		93,087,631
Other Assets less Liabilities - (7.0)%		(6,085,716)

NET ASSETS - 100.0%		$87,001,915

*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the accrual rate as of May 31, 2020 on securities with variable or step rates.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

				Unrealized
		Expiration	Notional	Appreciation/
Short Exposure	Contracts	Date	Value	(Depreciation)
5 Year U.S. Treasury Note	20	9/30/20	$(2,512,500)	$(3,594)

†	As of May 31, 2020, deposits at broker for futures contracts of $17,000 included cash collateral of $16,063 and previously settled variation margin gains on open futures contracts of $937.

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the Fund’s investments:

	Quoted	Other
	Prices in	Significant	Significant
	Active	Observable	Unobservable
	Markets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$7,106,433	$—	$7,106,433
U.S. Government Obligations	—	33,691,412	—	33,691,412
U.S. Corporate Bonds	—	32,088,328	—	32,088,328
Foreign Corporate Bonds	—	6,513,997	—	6,513,997
Foreign Government Agencies	—	70,058	—	70,058
Foreign Government Obligations	—	1,819,503	—	1,819,503
Supranational Bond	—	251,505	—	251,505
Commercial Mortgage-Backed Securities	—	8,750,685	—	8,750,685
Asset-Backed Securities	—	2,795,710	—	2,795,710

Total Investments in Securities	$—	$93,087,631	$—	$93,087,631

Liabilities:
Other Financial Instruments
Futures Contracts[1]	(3,594)	—	—	(3,594)

Total - Net	$(3,594)	$93,087,631	$—	$93,084,037

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

May 31, 2020

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 91.2%
U.S. Treasury Bills - 91.2%
0.12%, 8/20/20*	$70,000,000	$69,978,611
0.11%, 8/27/20*	43,000,000	42,985,971

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $112,969,513)		112,964,582

	Shares
EXCHANGE-TRADED FUND - 4.4%
United States - 4.4%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $5,493,696)	219,353	5,507,954

TOTAL INVESTMENTS IN SECURITIES - 95.6% (Cost: $118,463,209)		118,472,536
Other Assets less Liabilities - 4.4%		5,402,813

NET ASSETS - 100.0%		$123,875,349

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2020 were as follows:

Investment in Affiliates	Value at 8/31/2019	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2020	Dividend Income
WisdomTree Floating Rate Treasury Fund	$—	$9,617,280	$4,128,063	$4,479	$14,258	$5,507,954	$51,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

May 31, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN PUT OPTION CONTRACTS (EXCHANGE-TRADED)

Description	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Paid/ (Received)	Unrealized Appreciation	Value
S&P 500 Index	(441)	$(124,803,000)	$2,830	6/19/2020	$(4,645,935)	$3,792,600	$(853,335)

[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$112,964,582	$—	$112,964,582
Exchange-Traded Fund	5,507,954	—	—	5,507,954

Total Investments in Securities	$5,507,954	$112,964,582	$—	$118,472,536

Liabilities:
Other Financial Instruments
Written Options[1]	(853,335)	—	—	(853,335)

Total - Net	$4,654,619	$112,964,582	$—	$117,619,201

[1]	Amount shown represents the market value of the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

May 31, 2020

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 85.2%
U.S. Treasury Bills - 85.2%
0.20%, 6/18/20*(a)	$2,263,000	$2,262,877
0.06%, 9/17/20*	74,600,000	74,565,870
0.06%, 2/25/21*(a)	1,150,000	1,148,550

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $77,998,258)		77,977,297

	Shares
EXCHANGE-TRADED FUND - 4.6%
United States - 4.6%
WisdomTree Floating Rate Treasury Fund(b) (Cost: $4,198,428)	167,569	4,207,658

TOTAL INVESTMENTS IN SECURITIES - 89.8% (Cost: $82,196,686)		82,184,955
Other Assets less Liabilities - 10.2%		9,329,147

NET ASSETS - 100.0%		$91,514,102

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $3,411,427 as of May 31, 2020.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2020 were as follows:

Investment in Affiliates	Value at 8/31/2019	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2020	Dividend Income
WisdomTree Floating Rate Treasury Fund	$—	$8,963,589	$4,767,509	$2,348	$9,230	$4,207,658	$40,597

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	6/17/2020	202,239,000	JPY	1,887,738	USD	$—	$(10,182)
Bank of Montreal	6/17/2020	138,413	USD	14,834,000	JPY	696	—
Canadian Imperial Bank of Commerce	6/17/2020	85,181,000	JPY	796,993	USD	—	(6,186)
Canadian Imperial Bank of Commerce	6/17/2020	9,418,000	JPY	92,591	USD	—	(5,156)
Canadian Imperial Bank of Commerce	6/17/2020	9,859,000	JPY	94,550	USD	—	(3,021)
Canadian Imperial Bank of Commerce	6/17/2020	19,121,000	JPY	181,304	USD	—	(3,788)
Canadian Imperial Bank of Commerce	6/17/2020	6,364,000	JPY	57,408	USD	1,674	—
Canadian Imperial Bank of Commerce	6/17/2020	13,681,000	JPY	127,197	USD	—	(185)
Canadian Imperial Bank of Commerce	6/17/2020	1,227,826,000	JPY	11,442,180	USD	—	(43,235)
Canadian Imperial Bank of Commerce	6/17/2020	8,194,245	USD	879,644,000	JPY	27,767	—
Canadian Imperial Bank of Commerce	6/17/2020	77,560	USD	8,326,000	JPY	263	—
Canadian Imperial Bank of Commerce	6/17/2020	133,920	USD	14,306,000	JPY	1,105	—
Canadian Imperial Bank of Commerce	6/17/2020	76,791	USD	8,298,000	JPY	—	(246)
Canadian Imperial Bank of Commerce	6/17/2020	78,288	USD	8,340,000	JPY	861	—
Canadian Imperial Bank of Commerce	6/17/2020	91,727	USD	9,867,000	JPY	123	—
Canadian Imperial Bank of Commerce	6/17/2020	1,863,306	USD	200,793,000	JPY	—	(825)
Canadian Imperial Bank of Commerce	6/17/2020	3,579,565	USD	385,740,000	JPY	—	(1,585)
Canadian Imperial Bank of Commerce	9/16/2020	385,740,000	JPY	3,584,834	USD	1,495	—
Goldman Sachs	6/17/2020	24,606,000	JPY	225,529	USD	2,910	—
Goldman Sachs	6/17/2020	67,722	USD	7,247,000	JPY	443	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

May 31, 2020

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	6/17/2020	73,767	USD	7,942,000	JPY	35	—
Goldman Sachs	6/17/2020	106,968	USD	11,440,000	JPY	761	—
Goldman Sachs	6/17/2020	199,139	USD	21,443,000	JPY	65	—
Goldman Sachs	6/17/2020	113,415	USD	12,190,000	JPY	245	—
HSBC Holdings PLC	6/17/2020	73,520	USD	7,885,000	JPY	317	—

						$38,760	$(74,409)

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar Currency	54	9/14/20	$(3,595,860)	$(216)
British Pound Currency	70	9/14/20	(5,394,375)	7,875
Canadian Dollar Currency	74	9/15/20	(5,369,440)	7,674
Cocoa	225	9/15/20	(5,418,000)	(2,160)
Copper	89	9/28/20	(5,424,550)	—
Corn	324	9/14/20	(5,346,000)	—
Cotton No. 2	187	12/08/20	(5,374,380)	—
Euro Currency	39	9/14/20	(5,422,463)	(4,241)
Live Cattle	133	8/31/20	(5,298,720)	(406,991)
Soybean	126	11/13/20	(5,366,025)	—
Wheat	208	9/14/20	(5,444,400)	—

			$(57,454,213)	$(398,059)

Long Exposure
10 Year U.S. Treasury Note	39	9/21/20	$5,423,438	$7,717
Gold 100 Ounce	31	8/27/20	5,430,270	157,170
Silver	60	9/28/20	5,575,200	—
Swiss Franc Currency	28	9/14/20	3,649,800	5,425
U.S. Treasury Long Bond	30	9/21/20	5,351,250	(35,720)

			$25,429,958	$134,592

Total - Net			$(32,024,255)	$(263,467)

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$77,977,297	$—	$77,977,297
Exchange-Traded Fund	4,207,658	—	—	4,207,658

Total Investments in Securities	$4,207,658	$77,977,297	$—	$82,184,955

Other Financial Instruments
Foreign Currency Contracts[1]	—	38,760	—	38,760
Futures Contracts[1]	185,861	—	—	185,861
Liabilities:
Other Financial Instruments
Foreign Currency Contracts[1]	—	(74,409)	—	(74,409)
Futures Contracts[1]	(449,328)	—	—	(449,328)

Total - Net	$3,944,191	$77,941,648	$—	$81,885,839

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Abbreviations used in the preceding schedules of investments and related tables are as follows:

CURRENCY ABBREVIATIONS:

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CHF	Swiss franc
CLP	Chilean peso
CNH	Offshore Chinese renminbi
CNY	Chinese yuan
COP	Colombian peso
EUR	Euro
GBP	British pound
HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PEN	Peruvian nuevo sol
PHP	Philippine peso
PLN	Polish zloty
RON	Romanian leu
RUB	Russian ruble
THB	Thai baht
TRY	Turkish new lira
USD	U.S. dollar
ZAR	South African rand

OTHER ABBREVIATIONS:

IO	Interest Only
PIK	Payment In Kind
REMIC	Real Estate Mortgage Investment Conduit

Notes to Schedule of Investments (unaudited)

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (“TBA”) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. Except for U.S. Dollar Bullish Fund, foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. U.S. Dollar Bullish Fund uses WM/Reuters closing spot and forward rates as of 4:00 p.m. Eastern time to value foreign currency contracts daily. For the Chinese Yuan Strategy Fund, Emerging Currency Strategy Fund, Emerging Markets Corporate Bond Fund and the Emerging Markets Local Debt Fund, WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time are used to value forward foreign currency contracts in the following Asian currencies: Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, Taiwan dollar, and the Thai baht. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts generally are valued at the mean of the closing bid/ask price on which they trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with U.S. generally accepted accounting principles) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level	1 – quoted prices in active markets for identical securities

Level	2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level	3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Notes to Schedule of Investments (unaudited) (concluded)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included near the end of each Fund’s Schedule of Investments.

During the fiscal period ended May 31, 2020, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Fund Liquidations - At the recommendation of WTAM, the investment adviser of the Negative Duration High Yield Bond Fund, Negative Duration U.S. Aggregate Bond Fund and Yield Enhanced Global Aggregate Bond Fund (the “Affected Funds”), after continued review of the product lineup and anticipated limited future prospect of investor demand for the Affected Funds, among other considerations, the Board of Trustees determined to close and liquidate the Affected Funds.

After the close of business on May 27, 2020, the Affected Funds no longer accepted creation orders. The last day of secondary market trading of the Affected Funds’ shares was also May 27, 2020. Shareholders were able to sell Affected Fund shares through a broker in the standard manner through this date. Customary brokerage charges may have applied to such transactions. When the Affected Funds commenced liquidation of their portfolios, which occurred on or around May 28, 2020, but may have occurred before May 28, 2020, and at different times for each Affected Fund, the liquidation process resulted in the Affected Funds increasing their cash holdings and deviating from the investment objective and strategies stated in their prospectus.

It is anticipated that shareholders remaining in the Affected Funds after the last day of trading will have their shares redeemed automatically on or around June 9, 2020 and will receive cash through their broker or other applicable financial intermediary thereafter in an amount equal to the net asset value of their shares as calculated on or about June 8, 2020. This amount is expected to include any accrued capital gains and dividends. Shareholders remaining in an Affected Fund and that receive cash will not be charged any transaction fees by the Affected Fund. Whether shareholders sell their shares or are automatically redeemed as described above, shareholders will generally recognize a capital gain (or loss) equal to the amount received for their shares (or below) the adjusted cost basis in such shares.